UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                                   ----------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-04995
                                    ---------

                    Sit U.S. Government Securities Fund, Inc.
               (Exact name of registrant as specified in charter)

                                 3300 IDS Center
                             80 South Eighth Street
                              Minneapolis, MN 55402
                    (Address of principal executive offices)

                         Paul E. Rasmussen, VP Treasurer
                             Sit Mutual Funds, Inc.
                                 3300 IDS Center
                             80 South Eighth Street
                              Minneapolis, MN 55402
                     (Name and address of agent for service)

                                    Copy to:
                                Mike Radmer, Esq.
                                Dorsey & Whitney
                                   Suite 1500
                              50 South Sixth Street
                           Minneapolis, MN 55402-1498

               Registrant's telephone number, including area code:
                                 (612) 334-5888


Date of fiscal year end:   March 31, 2005

Date of reporting period:  March 31, 2005

Item 1: Reports to Stockholders

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                                   ----------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-04033
                                    ---------

                            Sit Mutual Funds II, Inc.
               (Exact name of registrant as specified in charter)

                                 3300 IDS Center
                             80 South Eighth Street
                              Minneapolis, MN 55402
                    (Address of principal executive offices)

                         Paul E. Rasmussen, VP Treasurer
                             Sit Mutual Funds, Inc.
                                 3300 IDS Center
                             80 South Eighth Street
                              Minneapolis, MN 55402
                     (Name and address of agent for service)

                                    Copy to:
                                Mike Radmer, Esq.
                                Dorsey & Whitney
                                   Suite 1500
                              50 South Sixth Street
                           Minneapolis, MN 55402-1498

                  Registrant's telephone number, including area code:
                                 (612) 334-5888


Date of fiscal year end:   March 31, 2005

Date of reporting period:  March 31, 2005

Item 1: Reports to Stockholders

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                                   ----------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number: 811-04032
                                    ---------

                           Sit Money Market Fund, Inc.
               (Exact name of registrant as specified in charter)

                                 3300 IDS Center
                             80 South Eighth Street
                              Minneapolis, MN 55402
                    (Address of principal executive offices)

                         Paul E. Rasmussen, VP Treasurer
                             Sit Mutual Funds, Inc.
                                 3300 IDS Center
                             80 South Eighth Street
                              Minneapolis, MN 55402
                     (Name and address of agent for service)

                                    Copy to:
                                Mike Radmer, Esq.
                                Dorsey & Whitney
                                   Suite 1500
                              50 South Sixth Street
                           Minneapolis, MN 55402-1498

               Registrant's telephone number, including area code:
                                 (612) 334-5888


Date of fiscal year end:   March 31, 2005

Date of reporting period:  March 31, 2005

Item 1: Reports to Stockholders

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                                   ----------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21447
                                    ---------

                             Sit Mutual Funds Trust
               (Exact name of registrant as specified in charter)

                                 3300 IDS Center
                             80 South Eighth Street
                              Minneapolis, MN 55402
                    (Address of principal executive offices)

                         Paul E. Rasmussen, VP Treasurer
                             Sit Mutual Funds, Inc.
                                 3300 IDS Center
                             80 South Eighth Street
                              Minneapolis, MN 55402
                     (Name and address of agent for service)

                                    Copy to:
                                Mike Radmer, Esq.
                                Dorsey & Whitney
                                   Suite 1500
                              50 South Sixth Street
                           Minneapolis, MN 55402-1498

               Registrant's telephone number, including area code:
                                 (612) 334-5888


Date of fiscal year end:   March 31, 2005

Date of reporting period:  March 31, 2005

Item 1: Reports to Stockholders

                                SIT MUTUAL FUNDS
                                   BOND FUNDS
                                  ANNUAL REPORT

                                MARCH 31, 2005



                                MONEY MARKET FUND

                         U.S. GOVERNMENT SECURITIES FUND

                              TAX-FREE INCOME FUND

                         MINNESOTA TAX-FREE INCOME FUND

                          FLORIDA TAX-FREE INCOME FUND

                                    BOND FUND










                        [LOGO] SIT INVESTMENT ASSOCIATES
                               -------------------------
                                   SIT MUTUAL FUNDS

                         S I T    M U T U A L    F U N D S
                            BOND FUNDS ANNUAL REPORT
                               TABLE OF CONTENTS

                                                                            PAGE
Chairman's Letter                                                             2

Performance Summary                                                           4

Average Annual Total Returns                                                  6

FUND REVIEWS AND PORTFOLIOS OF INVESTMENTS

         Money Market Fund                                                    8

         U.S. Government Securities Fund                                     12

         Tax-Free Income Fund                                                24

         Minnesota Tax-Free Income Fund                                      40

         Florida Tax-Free Income Fund                                        54

         Bond Fund                                                           58

Notes to Portfolios of Investments                                           62

Statements of Assets and Liabilities                                         64

Statements of Operations                                                     66

Statements of Changes in Net Assets                                          68

Notes to Financial Statements                                                70

Financial Highlights                                                         75

Report of Independent Registered Public Accounting Firm                      81

Expenses Example                                                             82

Federal Tax Information                                                      86

Information About Directors and Officers                                     88

Additional Information                                                       92

Results of Shareholder Meeting                                               96

A Look at Sit Mutual Funds                                                   98


         This document must be preceded or accompanied by a Prospectus.

SIT MUTUAL FUNDS
ONE YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------
CHAIRMAN'S LETTER


Dear fellow shareholders:

   The yield curve continued its flattening trend as the Federal Reserve continued to increase short term interest rates in its effort to shift monetary policy from a very accommodative stance towards neutral. The Fed has increased the federal funds rate +0.25% at each of its last seven meetings for a total of 1.75% since June 30, 2004. The targeted federal funds rate stood at 2.75% on March 22, 2005. 2-Year Treasury note yields increased by an even greater amount, implying that the market believes that further rate hikes are yet to come. Longer term bond yields, which rose initially but have since declined, remain in a remarkably stable range, reflecting investors' confidence in Fed policy. Intermediate maturity bonds underperformed in this environment while longer maturity bonds performed best.

   The U.S. economy continues to exhibit above average growth, expanding at a +3.8% annualized rate in the fourth quarter of 2004. Full calendar year growth averaged +4.4% in 2004, up strongly from +3.0% growth in 2003. We expect growth in 2005 to moderate to around a +3.5% rate, which is a pace still above the long-term historical average. The first estimate of first quarter real GDP growth showed that economic activity moderated to a +3.1% annual rate, reflecting slower growth in consumer spending during the period. However, we expect business spending to provide strength as corporate balance sheets are healthy and corporations need to continue to spend on productivity enhancements, particularly equipment and software. We expect growth to slow to a more sustainable pace in the second half of 2005 as the effects of higher interest rates take hold. The impact of high oil prices is also expected to have a moderating effect on the economy.

   Inflation measures bear close monitoring as commodity prices continue to trend upward and oil prices reached new highs in early April. Signs of pressure are beginning to appear in some inflation measures, mostly at the producer level. Nevertheless, a larger than expected increase in the March Consumer Price Index suggests that companies have been able to pass on some of these higher costs to the consumer. Given the expectation that the Federal Reserve will continue its persistent march toward neutral monetary policy by continuing to raise short-term interest rates, we expect consumer inflation will remain contained within our +2.5% to +3.0% forecast range for the year.

   The U.S. dollar exchange rate versus major currencies hovers along the bottom of its 15-year trading range. Structural issues in the U.S. economy, namely, the budget and trade deficits, will continue to exert downward pressure on the dollar. An offsetting factor that has permitted a controlled decline in the dollar has been the financing of these deficits through purchases of U.S. Treasury securities by foreigners. Major Asian central banks have not only the liquidity to function as creditors to the U.S., but also have a direct interest in ensuring the economic health of the major consumer market for their exports. Continued increases in U.S. short-term interest rates by the Federal Reserve, in the absence of the same for the other major countries, should make the dollar relatively more attractive to investors. Fiscal challenges facing the U.S. will continue to remain in the headlines. President Bush seems firmly committed to achieving Social Security reform despite what appears to be mounting odds against him. A combination of reforms will be necessary if a long term solution is sought. Not yet addressed is the financial challenge for Medicare and Medicaid which dwarfs that of Social Security by a factor of eight.


STRATEGY SUMMARY

   With absolute levels of interest rates remaining at historically low levels, we believe economic growth will be generally sustained as rates rise moderately.

Our outlook for the U.S. economy in 2005 continues to be reasonably controlled inflation in the +3.0% range and moderate economic growth averaging +3.5%. Implicit in these forecasts is the assumption that the Federal Reserve will continue to move toward a neutral stance on monetary policy to contain inflation. We believe additional +0.25% rate hikes will persist at least into the summer and that short-term interest rates to rise by another 1.0% to 1.5% over the next twelve months. Increases in longer term yields are likely to be smaller, resulting in a continued flattening of the yield curve, as the Fed's moves are validated by moderating economic growth and controlled inflation.

   Under current market conditions, we expect that the majority of fixed income portfolio returns will continue to be generated by income. Accordingly, portfolio structure continues to focus on providing a relative yield advantage, as well as shorter than benchmark durations to cushion portfolios against the rising interest rate environment. We anticipate extending portfolio durations later in the year as interest rates move higher. Our taxable bond portfolios remain focused on the mortgage sector, and particularly, seasoned high coupon pass-throughs that provide high income and relative price stability as higher interest rates have reduced prepayment fears. Positions in the corporate sector, which performed well as bond yields fell, were reduced as concerns regarding credit quality have surfaced in recent months.

   Municipal portfolios also remain focused on securities that provide incremental yield and remain defensively positioned with durations shorter than their benchmarks. While the municipal curve has also flattened, it remains steeper than the Treasury yield curve and historically has always remained positively sloping. Shorter maturity municipals have thus far experienced only about two-thirds the rise in Treasury yields and we believe that municipals will continue to be more stable in price than comparable duration Treasury securities in the period ahead. Longer-maturity municipals continue to appear attractively valued to comparable duration taxable bonds, while short-to-intermediate-maturity municipals appear fairly valued.

   Fixed income investments are an important component of a well diversified long-term portfolio. We believe that the Sit bond funds, with their dual objectives of high income and stability of principal, offer an attractive risk/reward profile to complement equity holdings. We appreciate your continued interest and investment in Sit Mutual Funds and look forward to assisting you in achieving your long-term investment goals.


With best wishes,

/s/ Eugene C. Sit

Eugene C. Sit, CFA
Chairman and Chief Investment Officer

--------------------------------------------------------------------------------
SIT MUTUAL FUNDS
ONE YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------
PERFORMANCE SUMMARY - BOND FUNDS


   The yield curve flattened during the 12-month period as shorter maturity bond yields rose and longer maturity bond yields were relatively stable. After reaching historic lows in mid-March 2004, bond yields rose in anticipation of a shift in monetary policy with signs of economic strength and, indeed, the Federal Reserve increased the federal funds rate +0.25% on June 30, 2004 from 1.00% to 1.25%. The Fed continued on its path of shifting monetary policy from accommodative towards neutral, raising rates another six times at subsequent meetings to bring the federal funds rate to 2.75% on March 22, 2005. The 2-year Treasury note yield increased +2.21% from 1.57% to 3.78% and currently reflects expectations of additional rate increases ahead. Longer term bond yields initially rose sharply but have since declined, reflecting investors' beliefs that high oil prices will help moderate economic activity. The 30-year Treasury bond yield peaked at 5.56% in mid May 2004 before declining to end the period at 4.76%, one basis point lower than where it began.

   Intermediate maturity bonds performed worst while longer maturity bonds performed best in the flattening yield curve environment. The mortgage sector was the best performing taxable bond market sector, benefiting from its high income and relative price stability as prepayment fears moderated. Corporates weakened in recent months with increased concerns regarding credit quality, but still posted the second best taxable sector return for the period. The asset-backed and Treasury sectors underperformed with the rise in shorter-term rates.

   The municipal yield curve flattened less as shorter maturity municipals experienced only about two-thirds the rise in Treasury yields. Longer maturity municipal yields were relatively stable as reflected in the Bond Buyer 40-Bond Index yield which rose just 8 basis points to 4.87%. Higher yielding municipal sectors performed best as investors continued to seek out yield. The industrial revenue sector benefited from strong price gains in tobacco settlement revenue bonds, while hospitals and housing also outperformed. Municipals remain attractively valued relative to taxable bonds on an after-tax basis.

                         TOTAL RETURNS - CALENDAR YEAR

                                                  1996                1997
                                                ----------------------------
Sit Money Market Fund                             5.08%               5.22%
--------------------------------------------------------------------------------
Sit U.S. Gov't. Securities Fund                   4.99                8.19
--------------------------------------------------------------------------------
Sit Tax-Free Income Fund                          5.69                9.87
--------------------------------------------------------------------------------
Sit Minnesota Tax-Free                            5.89                8.19
    Income Fund
--------------------------------------------------------------------------------
Sit Florida Tax-Free                                --                  --
    Income Fund
--------------------------------------------------------------------------------
Sit Bond Fund                                     4.25                9.44
--------------------------------------------------------------------------------
3-Month U.S. Treasury Bill                        5.27                5.32
Lehman Inter. Government Bond Index               4.06                7.72
Lehman 5-Year Municipal Bond Index                4.22                6.38
Lehman Aggregate Bond Index                       3.63                9.65


                                                 NASDAQ
                                                 SYMBOL      INCEPTION
                                                 ------      ---------

Sit Money Market Fund(1)                          SNIXX      11/01/93
--------------------------------------------------------------------------------
Sit U.S. Gov't. Securities Fund                   SNGVX      06/02/87
--------------------------------------------------------------------------------
Sit Tax-Free Income Fund                          SNTIX      09/29/88
--------------------------------------------------------------------------------
Sit Minnesota Tax-Free Income Fund                SMTFX      12/01/93
--------------------------------------------------------------------------------
Sit Florida Tax-Free Income Fund                  SFLIX      12/31/03
--------------------------------------------------------------------------------
Sit Bond Fund                                     SIBOX      12/01/93
--------------------------------------------------------------------------------
3-Month U.S. Treasury Bill                                   11/01/93
Lehman Inter. Government Bond Index                          05/31/87
Lehman 5-Year Municipal Bond Index                           09/30/88
Lehman Aggregate Bond Index                                  11/30/93


(1) Converted from Sit Investment Reserve Fund to Sit Money Market Fund on 11/1/93.

(2) Based on the last 12 monthly distributions of net investment income and average NAV as of 3/31/05.

(3) Figure represents 7-day compound effective yield. The 7-day simple yield as of 3/31/05 was 2.23%.

(4) For individuals in the 25%, 28%, 33%, and 35% federal tax brackets, the federal tax equivalent yields are 5.91%, 6.15%, 6.61% and 6.82%, respectively (income subject to state tax, if any).


                                                                   30-DAY
       TOTAL RETURNS - CALENDAR YEAR                              SEC YIELD
                                                          YTD       AS OF    DISTRIBUTION
1998     1999    2000    2001     2002    2003    2004    2005     3/31/05     RATE (2)
---------------------------------------------------------------  ---------------------------
5.17%    4.79%   6.03%   3.67%   1.25%    0.65%   0.88%   0.49%     2.26%(3)
--------------------------------------------------------------------------------------------
6.52     1.37    9.15    8.56     5.79    1.19    3.35    0.13      4.37       3.51%
--------------------------------------------------------------------------------------------
6.29    -4.01    8.32    5.84     5.69    2.87    3.96    0.31      4.43(4)    3.83
--------------------------------------------------------------------------------------------
6.14    -3.82    8.09    5.85     7.06    4.42    3.68    0.60      4.49(5)    4.33

--------------------------------------------------------------------------------------------
  --       --      --      --       --      --    2.58    0.35      4.23(6)    2.93

--------------------------------------------------------------------------------------------
6.52    -0.34    9.25    8.36     6.68    5.08    4.49   -0.25      5.26       4.93
--------------------------------------------------------------------------------------------
5.01     4.88    6.16    3.50     1.67    1.03    1.41    0.65
8.49     0.49   10.47    8.42     9.64    2.29    2.33   -0.68
5.84     0.74    7.72    6.21     9.27    4.13    2.72   -1.15
8.69    -0.82   11.63    8.44    10.25    4.10    4.34   -0.48


                                                 AVERAGE ANNUAL TOTAL RETURNS FOR THE
       TOTAL RETURNS                                 PERIODS ENDED MARCH 31, 2005
   QUARTER         SIX MONTHS                                                          SINCE
 ENDED 3/31/05    ENDED 3/31/05         1 YEAR          5 YEARS       10 YEARS       INCEPTION
--------------------------------      ---------------------------------------------------------
     0.49%            0.87%              1.24%           2.30%          3.72%          3.76%
-----------------------------------------------------------------------------------------------
     0.13             0.64               1.93            5.27           5.73           6.90
-----------------------------------------------------------------------------------------------
     0.31             1.04               2.54            5.06           5.23           6.12
-----------------------------------------------------------------------------------------------
     0.60             1.96               2.69            5.58           5.27           5.24
-----------------------------------------------------------------------------------------------
     0.35             1.18               1.84              --              --          2.35
-----------------------------------------------------------------------------------------------
    -0.25             0.39               1.61            6.43           6.50           6.01
-----------------------------------------------------------------------------------------------
     0.65             1.16               1.82            2.57           3.90           3.99
    -0.68            -0.46              -0.55            6.08           6.24           7.09
    -1.15            -0.36               0.26            5.49           5.30           6.09
    -0.48             0.47               1.15            7.14           7.14           6.51


(5) For Minnesota residents in the 25%, 28%, 33% and 35% federal tax brackets, the double exempt tax equivalent yields are 6.50%, 6.77%, 7.27% and 7.50%, respectively (assumes the maximum Minnesota tax bracket of 7.85%).

(6) For individuals in the 25%, 28%, 33%, and 35% federal tax brackets, the tax equivalent yields are 5.64%, 5.88%, 6.31% and 6.51%, respectively (income subject to state tax, if any).

PERFORMANCE FIGURES ARE HISTORICAL AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL VARY, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AS WELL AS REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS.

--------------------------------------------------------------------------------
SIT MUTUAL FUNDS
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2004


The tables on the next page show the Funds' average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2004. The index information is intended to permit you to compare each Fund's performance to a broad measure of market performance. The after-tax returns are intended to show the impact of federal income taxes on an investment in a Fund. The highest individual federal marginal income tax rate in effect during the specified period is assumed, and the state and local tax impact is not reflected.

A Fund's "Return After Taxes on Distributions" shows the effect of taxable distributions (dividends and capital gain distributions), but assumes that you still hold the fund shares at the end of the period and so do not have any taxable gain or loss on your investment in the Fund.

A Fund's "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The Funds' past performance, before and after taxes, is not an indication of how the Funds will perform in the future. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account).


-------------------------------------------------------------------------------------------------
SIT U. S. GOVERNMENT SECURITIES FUND                           1 YEAR     5 YEARS   10 YEARS
Return Before Taxes                                             3.4%       5.6%       6.0%
Return After Taxes on Distributions                             2.1%       3.8%       3.9%
Return After Taxes on Distributions and Sale of Fund Shares     2.2%       2.9%       3.4%
Lehman Intermediate Government Bond Index                       2.3%       6.6%       6.8%
-------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------
SIT TAX-FREE INCOME FUND                                       1 YEAR     5 YEARS   10 YEARS
Return Before Taxes                                             4.0%       5.3%       5.6%
Return After Taxes on Distributions                             4.0%       5.3%       5.6%
Return After Taxes on Distributions and Sale of Fund Shares     4.0%       5.2%       5.6%
Lehman 5-Year Municipal Bond Index                              2.7%       6.0%       5.8%
-------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------
SIT MINNESOTA TAX-FREE INCOME FUND                             1 YEAR     5 YEARS   10 YEARS
Return Before Taxes                                             3.7%       5.8%       5.7%
Return After Taxes on Distributions                             3.7%       5.8%       5.7%
Return After Taxes on Distributions and Sale of Fund Shares     3.9%       5.7%       5.6%
Lehman 5-Year Municipal Bond Index                              2.7%       6.0%       5.8%
-------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------
SIT BOND FUND                                                  1 YEAR     5 YEARS   10 YEARS
Return Before Taxes                                             4.5%       6.8%       7.0%
Return After Taxes on Distributions                             2.7%       4.5%       4.5%
Return After Taxes on Distributions and Sale of Fund Shares     2.8%       4.4%       4.4%
Lehman Aggregate Bond Index                                     4.3%       7.7%       7.7%
-------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------
SIT FLORIDA TAX-FREE INCOME FUND                               1 YEAR     5 YEARS   SINCE INCEPTION*
Return Before Taxes                                             2.6%       n/a        2.6%
Return After Taxes on Distributions                             2.6%       n/a        2.6%
Return After Taxes on Distributions and Sale of Fund Shares     2.6%       n/a        2.6%
Lehman 5-Year Municipal Bond Index                              2.7%       n/a        2.7%
-------------------------------------------------------------------------------------------------
*Inception date 12/31/03.

NOTES:
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(2) Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)  Indices reflect no deduction for fees, expenses, or taxes.

--------------------------------------------------------------------------------
SIT MONEY MARKET FUND
ONE YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------
MICHAEL C. BRILLEY, SENIOR PORTFOLIO MANAGER
MARK H. BOOK, CFA, PORTFOLIO MANAGER

   The Money Market Fund returned +1.24% for the twelve months ended March 31, 2005 compared to +1.82% for the 3-month U.S. Treasury Bill. As of March 31st, the Fund's 7-day compound yield was 2.26% and its average maturity was 22 days.

   As expected, the Federal Reserve increased the federal funds interest rate target further by 25 basis points at its meeting on March 22nd, the seventh increase in the current cycle of removing monetary accommodation. Since the tightening process began on June 30, 2004, the fed funds rate has increased 175 basis points to 2.75%, while 10-year and 30-year U.S. Treasury yields have fallen by 10 and 53 basis points, respectively. The most significant change in emphasis in the statement accompanying the Fed's latest action was a slightly greater acknowledgment of inflationary pressures. As expected, the Federal Reserve continued on the path of raising interest rates and increased the fed funds target by +0.25% at the May 3rd FOMC meeting. Future rate increases are likely, but the Fed could change its course of action if expectations of economic growth are unrealized.

   The fund has maintained its average maturity near the short end of its customary 20-40 day range as the 3-Month Treasury Bill yield increased 182 basis points over the past 12 months. The fund will maintain its rather short maturity in anticipation of earning higher yields as the Fed raises short-term rates. If the pace of tightening slows or ceases, we expect to extend the average maturity to the middle or longer end of its customary 20-40 day range. Corporate credit quality has generally improved as the economy has strengthened, with the primary exceptions of Ford and General Motors. The Fund has no direct exposure to either of these companies and will continue to focus on issuers with top-tier credit quality. Given the expected rise in short-term rates, we believe the Fund should produce higher returns over the next six months.

--------------------------------------------------------------------------------
                       INVESTMENT OBJECTIVE AND STRATEGY
--------------------------------------------------------------------------------
   The objective of the Fund is to achieve maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Fund pursues this objective by investing in short-term debt instruments which mature in 397 days or less and by maintaining a dollar-weighted portfolio maturity of 90 days or less.

   An investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

--------------------------------------------------------------------------------
                               PORTFOLIO SUMMARY
--------------------------------------------------------------------------------
                 Net Asset Value   3/31/05:      $1.00 Per Share
                                   3/31/04:      $1.00 Per Share

                          Total Net Assets:      $38.1 Million


--------------------------------------------------------------------------------
                              PORTFOLIO STRUCTURE
                            (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
                              Diversified Finance
                                      13.9

                             Consumer Non-Durables
                                      13.6

                            Asset-Backed Securities
                                      11.9

                                 Communications
                                      9.4

                                     Energy
                                       8.9

                           Captive Equipment Finance
                                      7.1

                             Sectors less than 6.0%
                                      31.5

                                  Cash & Other
                                   Net Assets
                                       3.7

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
                     SIT MONEY            3-MONTH               LIPPER
                      MARKET           U.S. TREASURY             MONEY
                       FUND                BILL               MARKET INDEX
                      ------            ----------            ------------
3 Month**              0.49%               0.65%                 0.45%
6 Month**              0.87                1.16                   n/a
1 Year                 1.24                1.82                  1.12
5 Years                2.30                2.57                  2.29
10 Years               3.72                3.90                  3.69
Inception              3.76                3.99                  3.72
(11/1/93)

--------------------------------------------------------------------------------
                           CUMULATIVE TOTAL RETURNS*
--------------------------------------------------------------------------------
                    SIT MONEY             3-MONTH               LIPPER
                     MARKET            U.S. TREASURY             MONEY
                      FUND                 BILL               MARKET INDEX
                      ------            ----------            ------------
1 Year                 1.24%               1.82%                 1.12%
5 Year                12.04               13.54                 11.99
10 Year               44.10               46.61                 43.63
Inception             52.40               56.28                 51.70
(11/1/93)

*AS OF 3/31/05                                                **NOT ANNUALIZED.

--------------------------------------------------------------------------------
PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. MONEY FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT A FUND WILL MAINTAIN A $1 SHARE VALUE. YIELD FLUCTUATES. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. MANAGEMENT FEES AND ADMINISTRATIVE EXPENSES ARE INCLUDED IN THE FUND'S PERFORMANCE; HOWEVER, FEES AND EXPENSES ARE NOT INCORPORATED IN THE 3-MONTH U.S. TREASURY BILL. THE LIPPER RETURNS ARE OBTAINED FROM LIPPER ANALYTICAL SERVICES, INC., A LARGE INDEPENDENT EVALUATOR OF MUTUAL FUNDS.

--------------------------------------------------------------------------------
                               GROWTH OF $10,000
--------------------------------------------------------------------------------

                               [PLOT POINTS CHART]

                             3-Month                           3-Month                             3-Month
                  SIT MONEY   U.S.                  SIT MONEY   U.S.                    SIT MONEY   U.S.
                   MARKET   Treasury                 MARKET   Treasury                   MARKET   Treasury
         Date       FUND      Bill         Date       FUND      Bill           Date       FUND      Bill
         ----     --------- --------       ----     --------- --------         ----     --------- --------
       11/1/1993    10,000   10,000       8/31/1997    11,965   12,110       6/30/2001    14,565   14,721
      11/30/1993    10,023   10,027       9/30/1997    12,019   12,161       7/31/2001    14,607   14,764
      12/31/1993    10,046   10,053      10/31/1997    12,071   12,213       8/31/2001    14,646   14,806
       1/31/1994    10,069   10,079      11/30/1997    12,119   12,261       9/30/2001    14,680   14,836
       2/28/1994    10,089   10,106      12/31/1997    12,177   12,319      10/31/2001    14,710   14,859
       3/31/1994    10,114   10,137       1/31/1998    12,231   12,374      11/30/2001    14,732   14,886
       4/29/1994    10,139   10,169       2/28/1998    12,278   12,428      12/31/2001    14,751   14,907
       5/31/1994    10,171   10,205       3/31/1998    12,332   12,481       1/31/2002    14,768   14,929
       6/30/1994    10,203   10,242       4/30/1998    12,385   12,534       2/28/2002    14,782   14,951
       7/31/1994    10,235   10,280       5/31/1998    12,436   12,587       3/31/2002    14,796   14,974
       8/31/1994    10,272   10,320       6/30/1998    12,491   12,641       4/30/2002    14,814   14,996
       9/30/1994    10,308   10,361       7/31/1998    12,545   12,694       5/31/2002    14,830   15,018
      10/31/1994    10,347   10,405       8/31/1998    12,598   12,748       6/30/2002    14,845   15,039
      11/30/1994    10,386   10,452       9/30/1998    12,652   12,798       7/31/2002    14,862   15,061
      12/31/1994    10,431   10,502      10/31/1998    12,704   12,841       8/30/2002    14,878   15,082
       1/31/1995    10,482   10,554      11/30/1998    12,756   12,890       9/30/2002    14,894   15,104
       2/28/1995    10,526   10,607      12/31/1998    12,806   12,938      10/31/2002    14,910   15,124
       3/31/1995    10,576   10,659       1/31/1999    12,854   12,986      11/30/2002    14,923   15,139
       4/30/1995    10,621   10,711       2/28/1999    12,898   13,035      12/31/2002    14,935   15,155
       5/31/1995    10,675   10,764       3/31/1999    12,948   13,085       1/31/2003    14,945   15,170
       6/30/1995    10,724   10,814       4/30/1999    12,996   13,133       2/28/2003    14,954   15,185
       7/31/1995    10,774   10,864       5/31/1999    13,040   13,184       3/31/2003    14,964   15,199
       8/31/1995    10,823   10,915       6/30/1999    13,093   13,236       4/30/2003    14,973   15,214
       9/30/1995    10,869   10,964       7/31/1999    13,141   13,287       5/31/2003    14,982   15,228
      10/31/1995    10,919   11,014       8/31/1999    13,196   13,341       6/30/2003    14,991   15,240
      11/30/1995    10,967   11,064       9/30/1999    13,249   13,395       7/31/2003    14,998   15,251
      12/31/1995    11,013   11,113      10/31/1999    13,301   13,451       8/31/2003    15,004   15,264
       1/31/1996    11,064   11,161      11/30/1999    13,360   13,510       9/30/2003    15,011   15,276
       2/29/1996    11,109   11,207      12/31/1999    13,420   13,570      10/31/2003    15,019   15,288
       3/29/1996    11,151   11,255       1/31/2000    13,480   13,632      11/30/2003    15,025   15,299
       4/30/1996    11,198   11,302       2/29/2000    13,539   13,697      12/31/2003    15,033   15,311
       5/31/1996    11,245   11,351       3/31/2000    13,602   13,764       1/31/2004    15,040   15,323
       6/30/1996    11,287   11,400       4/30/2000    13,659   13,831       2/29/2004    15,046   15,336
       7/31/1996    11,337   11,451       5/31/2000    13,731   13,900       3/31/2004    15,053   15,348
       8/31/1996    11,382   11,500       6/30/2000    13,800   13,968       4/30/2004    15,059   15,360
       9/30/1996    11,431   11,550       7/31/2000    13,873   14,039       5/31/2004    15,066   15,373
      10/31/1996    11,479   11,600       8/31/2000    13,945   14,113       6/30/2004    15,074   15,390
      11/30/1996    11,524   11,650       9/30/2000    14,015   14,185       7/31/2004    15,083   15,408
      12/31/1996    11,573   11,699      10/31/2000    14,089   14,259       8/31/2004    15,096   15,427
       1/31/1997    11,622   11,749      11/30/2000    14,160   14,335       9/30/2004    15,109   15,449
       2/28/1997    11,665   11,799      12/31/2000    14,228   14,406      10/31/2004    15,124   15,472
       3/31/1997    11,713   11,851       1/31/2001    14,304   14,469      11/30/2004    15,143   15,499
       4/30/1997    11,762   11,901       2/28/2001    14,361   14,530      12/31/2004    15,165   15,527
       5/31/1997    11,812   11,955       3/31/2001    14,418   14,585       1/31/2005    15,189   15,558
       6/30/1997    11,865   12,006       4/30/2001    14,474   14,633       2/28/2005    15,212   15,592
       7/31/1997    11,917   12,058       5/31/2001    14,522   14,678       3/31/2005    15,240   15,628

The sum of $10,000 invested at inception (11/1/93) and held until 3/31/05 would have grown to $15,240 in the Fund or $15,628 in the 3-Month U.S. Treasury Bill assuming reinvestment of all dividends and capital gains.


--------------------------------------------------------------------------------
                        SIT MONEY MARKET MATURITY RANGES
--------------------------------------------------------------------------------
          48.5%       20.9%         23.1%          3.6%          3.9%
--------------------------------------------------------------------------------
         0 - 15      16 - 30       31 - 45       46 - 60         61+
           Days        Days          Days          Days         Days

--------------------------------------------------------------------------------
SIT MONEY MARKET FUND
MARCH 31, 2005
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
QUANTITY ($)         NAME OF ISSUER                          MARKET VALUE ($)(1)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (96.4%) (2)

    ASSET-BACKED (11.9%)
                    Daimler-Chrysler Auto Conduit:
          500,000     2.83 %,  5/6/2005                            498,624
          560,000     2.85 %,  5/13/2005                           558,138
        1,700,000   Mortgage Interest Networking Trust,
                      2.77 %,  4/4/2005                          1,699,608
        1,800,000   New Center Asset Trust,
                      2.65 %,  4/1/2005                          1,800,000
                                                           ----------------
                                                                 4,556,370
                                                           ----------------

    CAPTIVE AUTO FINANCE (4.7%)
        1,800,000   Toyota Motor Credit, 2.71%, 5/3/05           1,795,664
                                                           ----------------

    CAPTIVE EQUIPMENT FINANCE (7.1%)
        1,000,000   Caterpillar Financial Services Corp.,
                      2.58 %,  5/12/2005                           997,062
        1,700,000   Pitney Bowes Credit Corp.,
                      2.73 %,  4/29/2005                         1,696,390
                                                           ----------------
                                                                 2,693,452
                                                           ----------------

    COMMUNICATIONS (9.4%)
        1,800,000   Bellsouth Corp., 2.58%, 4/7/05               1,799,226
                    SBC Communications:
          650,000     2.66 %,  4/11/2005                           649,520
        1,131,000     2.73 %,  4/12/2005                         1,130,057
                                                           ----------------
                                                                 3,578,803
                                                           ----------------

    CONSUMER DURABLES (4.7%)
                    American Honda Finance:
        1,000,000     2.61 %,  4/12/2005                           999,203
          800,000     2.73 %,  5/11/2005                           797,573
                                                           ----------------
                                                                 1,796,776
                                                           ----------------

    CONSUMER LOAN FINANCE (4.4%)
        1,700,000   American General Financial Corp.,
                      2.71 %,  5/5/2005                          1,695,649
                                                           ----------------

    CONSUMER NON-DURABLES (13.6%)
                    Coca Cola Co.,
        1,000,000     2.70 %,  4/26/2005                           998,125
          690,000     2.85 %,  5/16/2005                           687,542
                    Coca Cola Enterprises:
        1,000,000     2.59 %,  4/5/2005  (5)                       999,712
          800,000     2.66 %,  5/2/2005  (5)                       798,168
                    Procter & Gamble:
        1,200,000     2.70 %,  4/18/2005                         1,198,470
          500,000     2.93 %,  6/6/2005                            497,314
                                                           ----------------
                                                                 5,179,331
                                                           ----------------

    DIVERSIFIED FINANCE (13.9%)
        1,800,000   CIT Group, Inc., 2.61%, 4/13/05              1,798,434
        1,705,000   GE Capital Corp., 2.68%, 4/25/05             1,701,954
                    GE Capital Services:
          500,000     2.60 %,  4/6/2005                            499,819
        1,300,000     2.67 %,  4/14/2005                         1,298,747
                                                           ----------------
                                                                 5,298,954
                                                           ----------------

    ELECTRONIC TECHNOLOGY (4.5%)
        1,700,000   IBM Corp., 2.72%, 4/19/05                    1,697,688
                                                           ----------------

    ENERGY (8.9%)
        1,700,000   Chevron Texaco Funding Corp.,
                      2.73 %,  4/15/2005                         1,698,194
        1,700,000   Exxon Project Investment Co.,
                      2.53 %,  4/8/2005                          1,699,164
                                                           ----------------
                                                                 3,397,358
                                                           ----------------

    FINANCIAL SERVICES (4.4%)
                    UBS Finance Corp.:
          700,000     2.83 %,  4/27/2005                           698,569
        1,000,000     2.90 %,  6/1/2005                            995,086
                                                           ----------------
                                                                 1,693,655
                                                           ----------------

    HEALTH TECHNOLOGY (4.4%)
                    Pfizer, Inc.:
        1,000,000     2.47 %,  4/4/2005  (5)                       999,794
          700,000     2.85 %,  5/23/2005 (5)                       697,118
                                                           ----------------
                                                                 1,696,912
                                                           ----------------

    INSURANCE (4.4%)
        1,700,000   American Intl. Group, 2.70%, 5/6/05          1,695,538
                                                           ----------------



Total Commercial Paper                                          36,776,150
                                                           ----------------
    (cost:  $36,776,150)

    U.S. GOVERNMENT SECURITIES  (3.8%) (2)
        1,462,000   FHLMC Discount Note, 2.40%, 4/1/05           1,462,000
                                                           ----------------

    (cost:  $1,462,000)

Total investments in securities
    (cost:  $38,238,150) (7)                                   $38,238,150
                                                           ================


10               See accompanying notes to portfolios of investments on page 62.

                  This page has been intentionally left blank.

--------------------------------------------------------------------------------
SIT U.S. GOVERNMENT SECURITIES FUND
ONE YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------
SENIOR PORTFOLIO MANAGERS,  MICHAEL C. BRILLEY AND BRYCE A. DOTY, CFA
PORTFOLIO MANAGER, MARK H. BOOK, CFA
--------------------------------------------------------------------------------

   The Sit U.S. Government Securities Fund provided investors with a +1.93% return during the fiscal year ending March 31, 2005, while the Lehman Intermediate Government Bond Index returned -0.55%. The Fund's 30-day SEC yield was 4.37% and its 12-month distribution rate was 3.51%.

   The Fund saw positive contributions to performance from each of its investment sectors over the 12 month period, with most sectors within the fund providing a return of over 2.0% better then the funds benchmark. U.S. Treasury investments were the strongest performers during the period, as the use of these securities remained focused on maturities that were expected to provide positive returns given the current economic environment. Mortgage pass-through securities also contributed strongly to performance, primarily due to high levels of income received. The Fund's collateralized mortgage obligations (CMOs) were its weakest performing sector, but still contributed positive incremental returns relative to the benchmark.

   The constraints of high energy prices have been more than offset by the economic stimulus provided through a federal funds rate that has been well below historical averages. We believe that the Federal Reserve will continue its pattern of removing this stimulus as economic growth continues, causing shorter-term interest rates to rise in the near term. As such, we have continued the Fund's defensive positioning and maintained its emphasis on securities that provide a high level of current income. This is primarily accomplished through the use of high coupon mortgage pass-through securities, as has consistently been the case since the Fund's inception. The structure of these securities is ideal during periods of rising interest rates, as they typically provide high levels of income as well as relative price stability as interest rates rise.


--------------------------------------------------------------------------------
                       INVESTMENT OBJECTIVE AND STRATEGY
--------------------------------------------------------------------------------
     The objective of the U.S. Government Securities Fund is to provide high current income and safety of principal, which it seeks to attain by investing solely in debt obligations issues, guaranteed or insured by the U.S. government or its agencies or its instrumentalities.

     Agency mortgage securities and U.S. Treasury securities will be the principal holdings in the Fund. The mortgage securities that the Fund will purchase consist of pass-through securities including those issued by Government National Mortgage Association (GNMA), Federal National Mortgage Asociation
(FNMA), and Federal Home Loan Mortgage Corporation (FHLMC).

--------------------------------------------------------------------------------
                               PORTFOLIO SUMMARY
--------------------------------------------------------------------------------
    Net Asset Value  3/31/05:      $10.62 Per Share
                     3/31/04:      $10.79 Per Share
            Total Net Assets:      $258.4 Million
            30-day SEC Yield:         4.37%
  12-Month Distribution Rate:         3.51%
            Average Maturity:        20.5 Years
          Effective Duration:         2.9 Years(1)



(1) Effective duration is a measure which reflects estimated price sensitivity to a given change in interest rates. For example, for an interest rate change of 1.0%, a portfolio with a duration of 5 years would be expected to experience a price change of 5%. Effective duration is based on current interest rates and the Adviser's assumptions regarding the expected average life of individual securities held in the portfolio.


--------------------------------------------------------------------------------
                              PORTFOLIO STRUCTURE
                            (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
                               FNMA Pass-Through
                                      32.5

                             Collateralized Mortgage
                                   Obligations
                                      25.2

                               FHLMC Pass-Through
                                      16.0

                               GNMA Pass-Through
                                      14.4

                                 U.S. Treasury/
                                 Federal Agency
                                      7.9

                               Taxable Municipal
                                      0.4

                                  Cash & Other
                                   Net Assets
                                      3.6

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
                SIT
             U.S. GOV'T.      LEHMAN           LIPPER
             SECURITIES    INTER. GOV'T.     U.S. GOV'T.
                FUND        BOND INDEX       FUND INDEX
               ------       ----------       ----------
3 Month**       0.13%          -0.68%          -0.23%
6 Month**       0.64           -0.46             n/a
1 Year          1.93           -0.55            0.66
5 Year          5.27            6.08            6.09
10 Year         5.73            6.24            6.07
Inception       6.90            7.09            6.65
(6/2/87)

--------------------------------------------------------------------------------
                           CUMULATIVE TOTAL RETURNS*
--------------------------------------------------------------------------------
                 SIT
             U.S. GOV'T.      LEHMAN           LIPPER
             SECURITIES    INTER. GOV'T.     U.S. GOV'T.
                FUND        BOND INDEX       FUND INDEX
                -----       ----------       ----------
1 Year          1.93%          -0.55%           0.66%
5 Year         29.29           34.33           34.36
10 Year        74.55           83.26           80.28
Inception     228.93          239.67          215.60
(6/2/87)

*AS OF 3/31/05.                                                **NOT ANNUALIZED.

--------------------------------------------------------------------------------
PERFORMANCE FIGURES ARE HISTORICAL AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL VARY, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AS WELL AS REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. MANAGEMENT FEES AND ADMINISTRATIVE EXPENSES ARE INCLUDED IN THE FUND'S PERFORMANCE; HOWEVER, FEES AND EXPENSES ARE NOT INCORPORATED IN THE LEHMAN INTERMEDIATE GOVERNMENT BOND INDEX. THE LIPPER RETURNS ARE OBTAINED FROM LIPPER ANALYTICAL SERVICES, INC., A LARGE INDEPENDENT EVALUATOR OF MUTUAL FUNDS.

--------------------------------------------------------------------------------
                               GROWTH OF $10,000
--------------------------------------------------------------------------------

                               [PLOT POINTS CHART]

                               Lehman                            Lehman                             Lehman
                  Sit U.S.  Intermediate            Sit U.S.  Intermediate            Sit U.S.   Intermediate
                 Government  Government            Government  Government            Government   Government
                 Securities     Bond               Securities     Bond               Securities      Bond
         Date       Fund       Index       Date       Fund       Index       Date       Fund        Index
         ----    ---------- ------------   ----    ---------- ------------   ----    ---------- ------------
        6/2/1987    10,000   10,000       5/31/1993    17,436   17,458       5/31/1999    24,731   24,606
       6/30/1987    10,100   10,118       6/30/1993    17,564   17,710       6/30/1999    24,729   24,642
       7/31/1987    10,306   10,140       7/31/1993    17,645   17,746       7/31/1999    24,760   24,646
       8/31/1987    10,308   10,114       8/31/1993    17,702   18,010       8/31/1999    24,776   24,680
       9/30/1987     9,992    9,988       9/30/1993    17,785   18,084       9/30/1999    24,939   24,892
      10/31/1987    10,359   10,285      10/31/1993    17,844   18,126      10/31/1999    25,017   24,941
      11/30/1987    10,530   10,347      11/30/1993    17,869   18,037      11/30/1999    25,076   24,958
      12/31/1987    10,605   10,447      12/31/1993    18,003   18,111      12/31/1999    25,057   24,880
       1/31/1988    10,922   10,706       1/31/1994    18,133   18,290       1/31/2000    25,055   24,797
       2/29/1988    11,028   10,820       2/28/1994    18,161   18,039       2/29/2000    25,184   25,002
       3/31/1988    11,040   10,774       3/31/1994    18,038   17,776       3/31/2000    25,440   25,287
       4/30/1988    10,993   10,756       4/29/1994    17,937   17,661       4/30/2000    25,513   25,277
       5/31/1988    11,043   10,705       5/31/1994    17,993   17,674       5/31/2000    25,615   25,345
       6/30/1988    11,180   10,879       6/30/1994    18,036   17,677       6/30/2000    25,877   25,747
       7/31/1988    11,162   10,847       7/31/1994    18,174   17,909       7/31/2000    25,961   25,918
       8/31/1988    11,158   10,861       8/31/1994    18,278   17,961       8/31/2000    26,202   26,209
       9/30/1988    11,363   11,049       9/30/1994    18,228   17,813       9/30/2000    26,444   26,437
      10/31/1988    11,547   11,201      10/31/1994    18,291   17,817      10/31/2000    26,635   26,619
      11/30/1988    11,457   11,105      11/30/1994    18,270   17,737      11/30/2000    26,985   27,009
      12/31/1988    11,439   11,115      12/31/1994    18,322   17,795      12/31/2000    27,349   27,486
       1/31/1989    11,584   11,226       1/31/1995    18,502   18,085       1/31/2001    27,630   27,851
       2/28/1989    11,574   11,178       2/28/1995    18,792   18,433       2/28/2001    27,902   28,107
       3/31/1989    11,604   11,231       3/31/1995    18,844   18,535       3/31/2001    28,070   28,311
       4/30/1989    11,739   11,457       4/30/1995    18,986   18,750       4/30/2001    28,164   28,222
       5/31/1989    11,939   11,679       5/31/1995    19,348   19,279       5/31/2001    28,357   28,339
       6/30/1989    12,152   11,976       6/30/1995    19,458   19,401       6/30/2001    28,516   28,429
       7/31/1989    12,333   12,220       7/31/1995    19,533   19,411       7/31/2001    28,902   28,959
       8/31/1989    12,241   12,054       8/31/1995    19,699   19,571       8/31/2001    29,172   29,217
       9/30/1989    12,306   12,112       9/30/1995    19,843   19,702       9/30/2001    29,422   29,840
      10/31/1989    12,558   12,366      10/31/1995    20,049   19,918      10/31/2001    29,894   30,306
      11/30/1989    12,653   12,489      11/30/1995    20,270   20,161      11/30/2001    29,783   29,944
      12/31/1989    12,701   12,525      12/31/1995    20,429   20,360      12/31/2001    29,690   29,799
       1/31/1990    12,634   12,447       1/31/1996    20,531   20,532       1/31/2002    29,875   29,928
       2/28/1990    12,706   12,493       2/29/1996    20,447   20,314       2/28/2002    30,109   30,175
       3/31/1990    12,742   12,508       3/29/1996    20,516   20,222       3/31/2002    29,903   29,721
       4/30/1990    12,660   12,466       4/30/1996    20,477   20,163       4/30/2002    30,265   30,277
       5/31/1990    13,072   12,733       5/31/1996    20,499   20,152       5/31/2002    30,418   30,488
       6/30/1990    13,255   12,901       6/30/1996    20,651   20,357       6/30/2002    30,600   30,869
       7/31/1990    13,438   13,082       7/31/1996    20,709   20,420       7/31/2002    30,879   31,451
       8/31/1990    13,346   13,034       8/31/1996    20,770   20,443       8/30/2002    30,967   31,810
       9/30/1990    13,446   13,151       9/30/1996    21,001   20,708       9/30/2002    31,172   32,357
      10/31/1990    13,569   13,334      10/31/1996    21,271   21,047      10/31/2002    31,169   32,335
      11/30/1990    13,887   13,535      11/30/1996    21,477   21,301      11/30/2002    31,145   32,079
      12/31/1990    14,095   13,722      12/31/1996    21,449   21,187      12/31/2002    31,410   32,672
       1/31/1991    14,276   13,863       1/31/1997    21,525   21,268       1/31/2003    31,430   32,599
       2/28/1991    14,388   13,947       2/28/1997    21,577   21,303       2/28/2003    31,570   32,967
       3/31/1991    14,453   14,024       3/31/1997    21,448   21,181       3/31/2003    31,578   32,974
       4/30/1991    14,560   14,169       4/30/1997    21,745   21,420       4/30/2003    31,679   33,067
       5/31/1991    14,660   14,249       5/31/1997    21,877   21,587       5/31/2003    31,717   33,586
       6/30/1991    14,605   14,261       6/30/1997    22,091   21,772       6/30/2003    31,652   33,531
       7/31/1991    14,794   14,415       7/31/1997    22,542   22,173       7/31/2003    31,152   32,717
       8/31/1991    15,104   14,689       8/31/1997    22,496   22,088       8/31/2003    31,291   32,776
       9/30/1991    15,296   14,939       9/30/1997    22,763   22,329       9/30/2003    31,652   33,487
      10/31/1991    15,450   15,110      10/31/1997    23,004   22,589      10/31/2003    31,533   33,158
      11/30/1991    15,547   15,287      11/30/1997    23,019   22,638      11/30/2003    31,557   33,161
      12/31/1991    15,909   15,658      12/31/1997    23,206   22,823      12/31/2003    31,785   33,419
       1/31/1992    15,682   15,508       1/31/1998    23,403   23,120       1/31/2004    31,928   33,600
       2/29/1992    15,855   15,556       2/28/1998    23,434   23,096       2/29/2004    32,137   33,920
       3/31/1992    15,787   15,494       3/31/1998    23,529   23,168       3/31/2004    32,268   34,156
       4/30/1992    15,868   15,633       4/30/1998    23,652   23,279       4/30/2004    32,031   33,393
       5/31/1992    16,196   15,866       5/31/1998    23,796   23,439       5/31/2004    31,925   33,286
       6/30/1992    16,339   16,095       6/30/1998    23,930   23,596       6/30/2004    32,081   33,370
       7/31/1992    16,434   16,404       7/31/1998    24,013   23,687       7/31/2004    32,273   33,612
       8/31/1992    16,563   16,571       8/31/1998    24,271   24,135       8/31/2004    32,617   34,111
       9/30/1992    16,687   16,800       9/30/1998    24,489   24,698       9/30/2004    32,683   34,125
      10/31/1992    16,646   16,598      10/31/1998    24,540   24,739      10/31/2004    32,830   34,333
      11/30/1992    16,659   16,530      11/30/1998    24,603   24,663      11/30/2004    32,668   34,014
      12/31/1992    16,773   16,743      12/31/1998    24,719   24,759      12/31/2004    32,851   34,199
       1/31/1993    16,901   17,055       1/31/1999    24,806   24,870       1/31/2005    33,013   34,243
       2/28/1993    17,093   17,306       2/28/1999    24,599   24,529       2/28/2005    32,963   34,052
       3/31/1993    17,236   17,370       3/31/1999    24,718   24,691       3/31/2005    32,893   33,967
       4/30/1993    17,337   17,505       4/30/1999    24,773   24,758

The sum of $10,000 invested at inception (6/2/87) and held until 3/31/05 would have grown to $32,893 in the Fund or $33,967 in the Lehman Intermediate Government Bond Index assuming reinvestment of all dividends and capital gains.


--------------------------------------------------------------------------------
                         ESTIMATED AVERAGE LIFE PROFILE
--------------------------------------------------------------------------------
The Adviser's estimates of the dollar weighted average life of the portfolio's securities, which may vary from their stated maturities.


   3.6%            86.4%            4.0%            0.8%           5.2%
--------------------------------------------------------------------------------
0 - 1 Year      1 - 5 Years     5 - 10 Years    10 - 20 Years   20+ Years

--------------------------------------------------------------------------------
SIT U.S. GOVERNMENT SECURITIES FUND
MARCH 31, 2005
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
MORTGAGE PASS-THROUGH SECURITIES (62.9%) (2)
   FEDERAL HOME LOAN MORTGAGE CORPORATION (16.0%):

       Par ($)   Coupon  Maturity   Market Value ($)(1)
     ---------   ------  --------   -------------------
     2,656,917   3.08%   5/1/2034        2,617,089
        83,208   5.50%   8/1/2017           85,669
       348,810   6.38%   12/1/2026         360,221
        79,998   6.38%   8/1/2027           83,144
       143,561   6.38%   12/1/2027         149,208
       937,365   6.50%   8/1/2029          972,897
     5,559,670   7.00%   7/1/2032        5,852,075
       137,852   7.50%   10/1/2012         145,750
        86,994   7.50%   4/1/2021           93,435
       218,344   7.50%   5/1/2026          233,580
        39,318   7.50%   2/1/2027           42,235
       197,117   7.50%   4/1/2027          211,739
     1,888,330   7.50%   7/1/2029        2,020,100
       212,234   7.50%   3/1/2030          227,044
     2,358,280   7.50%   1/1/2031        2,521,247
       253,456   7.50%   2/1/2032          271,143
     2,674,690   7.50%   7/1/2032        2,863,817
       147,887   8.00%   10/1/2016         159,363
       910,181   8.00%   12/1/2016         961,032
        45,498   8.00%   5/1/2017           48,979
       571,870   8.00%   12/1/2023         615,770
       232,254   8.00%   7/1/2024          250,586
       307,008   8.00%   9/1/2024          331,240
       555,938   8.00%   9/15/2024         595,927
       204,347   8.00%   11/1/2025         220,420
        93,731   8.00%   12/1/2026         100,914
       152,138   8.00%   1/1/2027          164,004
       139,951   8.00%   10/1/2027         150,803
       175,644   8.00%   1/1/2028          189,344
        76,254   8.00%   7/1/2028           81,755
       394,362   8.00%   6/1/2030          424,333
       185,502   8.00%   11/1/2030         199,641
       154,130   8.00%   2/1/2032          165,829
        42,179   8.25%   12/1/2008          43,586
        54,279   8.25%   12/1/2017          58,569
       428,642   8.50%   1/1/2016          463,034
       761,003   8.50%   5/1/2016          822,768
         8,490   8.50%   1/1/2017            9,210
        24,942   8.50%   4/1/2017           27,041
        85,315   8.50%   5/1/2017           92,559
       218,283   8.50%   8/1/2023          236,932
        21,563   8.50%   7/1/2024           23,539
        93,515   8.50%   1/1/2025          101,479
       132,291   8.50%   4/1/2025          143,557
        92,042   8.50%   5/1/2025           99,880
        41,968   8.50%   6/1/2025           45,542
        64,509   8.50%   10/1/2026          70,418

       Par ($)   Coupon  Maturity   Market Value ($)(1)
     ---------   ------  --------   -------------------
       751,872   8.50%   12/1/2029         815,904
       586,615   8.50%   8/1/2030          640,373
        57,132   8.50%   12/1/2030          62,225
     1,072,076   8.50%   2/1/2031        1,163,378
       163,066   8.50%   4/1/2031          177,460
        25,426   8.50%   8/1/2031           27,671
        36,770   8.75%   1/1/2017           39,150
        22,130   9.00%   5/1/2009           23,203
         8,152   9.00%   6/1/2009            8,943
        29,377   9.00%   7/1/2009           30,802
        34,885   9.00%   7/1/2009           36,614
       100,330   9.00%   12/1/2009         105,196
        23,157   9.00%   10/1/2013          24,990
       410,484   9.00%   11/1/2015         452,685
        15,916   9.00%   5/1/2016           17,311
       415,391   9.00%   5/1/2016          458,096
       101,810   9.00%   7/1/2016          110,734
       111,179   9.00%   10/1/2016         120,151
        22,579   9.00%   11/1/2016          24,559
        10,956   9.00%   1/1/2017           11,916
        15,973   9.00%   1/1/2017           17,348
        21,822   9.00%   2/1/2017           23,735
        58,047   9.00%   2/1/2017           61,348
       176,315   9.00%   2/1/2017          191,771
        75,117   9.00%   4/1/2017           76,969
         7,781   9.00%   4/1/2017            8,384
        36,913   9.00%   6/1/2017           40,232
        73,377   9.00%   6/1/2017           79,861
        57,650   9.00%   7/1/2017           62,704
         8,040   9.00%   9/1/2017            8,763
        94,983   9.00%   10/1/2017         103,523
        65,929   9.00%   6/1/2018           71,148
       222,110   9.00%   6/1/2019          241,056
        27,117   9.00%   10/1/2019          29,421
        88,319   9.00%   10/1/2019          96,609
        98,983   9.00%   10/1/2019         108,273
       464,543   9.00%   3/1/2020          506,392
       258,291   9.00%   9/1/2020          271,745
       618,313   9.00%   6/1/2021          657,862
        30,764   9.00%   7/1/2021           33,778
        87,440   9.00%   7/1/2021           95,858
        63,107   9.00%   10/1/2021          66,952
        37,407   9.00%   3/1/2022           40,861
        80,219   9.00%   4/1/2025           87,257
        14,204   9.25%   7/1/2008           14,973
        34,115   9.25%   8/1/2008           35,962
        25,082   9.25%   8/1/2009           25,997
        77,314   9.25%   7/1/2010           79,397
        29,530   9.25%   3/1/2011           30,783

    Par ($)   Coupon    Maturity      Market Value ($)(1)
  ---------   ------    --------      -------------------
     43,153   9.25%     6/1/2016            47,271
     25,211   9.25%     3/1/2017            27,617
    414,321   9.25%     2/1/2018           445,760
     23,412   9.25%     1/1/2019            24,404
    243,643   9.25%     3/1/2019           259,669
    174,299   9.25%     3/1/2019           188,434
     20,426   9.50%     10/1/2005           20,530
     46,536   9.50%     10/1/2008           49,201
     68,549   9.50%     2/1/2010            72,386
     35,561   9.50%     5/1/2010            35,947
     28,475   9.50%     6/1/2010            30,069
     24,044   9.50%     1/1/2011            25,979
    165,681   9.50%     6/1/2011           173,526
     40,859   9.50%     6/1/2016            44,996
     12,763   9.50%     7/1/2016            14,055
     18,766   9.50%     9/1/2016            20,070
     53,914   9.50%     10/1/2016           59,372
     85,110   9.50%     6/1/2017            93,990
     42,160   9.50%     9/1/2017            46,491
     50,363   9.50%     4/1/2018            55,747
     15,717   9.50%     10/1/2018           17,357
    150,187   9.50%     12/1/2018          165,309
     12,966   9.50%     6/1/2019            13,867
    460,059   9.50%     6/17/2019          507,956
    123,912   9.50%     7/1/2020           134,190
     76,843   9.50%     8/1/2020            84,580
     11,532   9.50%     9/1/2020            12,820
    288,730   9.50%     8/1/2021           317,520
   1,801,637  9.50%     12/17/2021       1,995,082
     39,146   9.75%     12/1/2008           41,397
     15,521   9.75%     12/1/2008           16,414
     66,164   9.75%     11/1/2009           69,968
     17,826   9.75%     6/1/2011            18,851
    356,748   9.75%     12/1/2016          388,026
     44,503   9.75%     6/1/2017            49,517
    272,116   9.75%     12/1/2017          300,837
     17,017   9.85%     5/1/2016            18,916
     77,784   10.00%    11/1/2010           82,500
     93,288   10.00%    11/1/2011          104,996
    275,671   10.00%    6/1/2020           312,661
    211,001   10.00%    9/1/2020           236,997
    148,531   10.00%    3/1/2021           165,028
     81,854   10.00%    10/1/2021           90,571
     44,480   10.25%    6/1/2010            47,800
     37,419   10.25%    2/1/2017            40,213
     82,607   10.29%    9/1/2016            89,647
     64,727   10.50%    10/1/2013           71,636
    116,552   10.50%    5/1/2014           125,689
     71,812   10.50%    9/1/2015            80,264


    Par ($)   Coupon    Maturity      Market Value ($)(1)
  ---------   ------    --------      -------------------
     25,451   10.50%    1/1/2019            28,885
    560,503   10.50%    6/1/2019           629,523
        868   10.50%    7/1/2020               985
     11,756   11.00%    12/1/2011           12,847
     45,055   11.00%    6/1/2015            49,518
     52,634   11.00%    2/1/2016            57,644
     28,046   11.00%    5/1/2019            30,631
     53,701   11.00%    7/1/2019            58,959
     15,164   11.25%    10/1/2009           16,478
     52,536   11.25%    8/1/2011            57,994
     29,787   13.00%    5/1/2017            32,128
                                        ----------
                                        41,480,485
                                        ----------

   FEDERAL NATIONAL MORTGAGE ASSOCIATION (32.5%):

    Par ($)   Coupon    Maturity      Market Value ($)(1)
  ---------   ------    --------      -------------------
   2,683,030  4.03%     4/1/2033           2,666,836
   5,836,728  5.00%     11/1/2010          5,880,274
   1,005,962  6.00%     9/1/2017           1,042,062
     35,859   6.49%     3/1/2019              36,770
    775,007   6.95%     8/1/2021             800,516
     25,224   7.00%     4/1/2027              26,887
    525,639   7.00%     5/1/2028             553,942
    983,874   7.00%     1/1/2029           1,036,850
    554,558   7.00%     2/1/2032             584,418
   2,265,284  7.00%     6/1/2032           2,389,269
    582,512   7.00%     6/1/2032             617,819
    444,161   7.00%     11/1/2032            468,076
    550,913   7.00%     11/1/2032            580,577
   2,016,333  7.00%     4/1/2034           2,124,900
    236,571   7.24%     5/1/2007             245,947
    633,426   7.50%     11/1/2012            645,716
    829,277   7.50%     3/1/2016             888,317
   1,514,574  7.50%     6/1/2022           1,623,507
   1,854,307  7.50%     10/1/2022          1,981,965
    637,936   7.50%     9/1/2023             681,854
   1,410,933  7.50%     5/1/2024           1,508,067
    713,454   7.50%     6/1/2025             766,355
     28,116   7.50%     3/1/2027              30,175
     28,209   7.50%     9/1/2027              30,570
    107,694   7.50%     11/1/2029            115,707
     32,712   7.50%     1/1/2030              35,005
    988,776   7.50%     1/1/2031           1,058,673
    461,304   7.50%     3/1/2032             493,125
    847,167   7.50%     6/1/2032             910,963
   1,969,778  7.50%     12/1/2034          2,105,385
   1,220,354  7.54%     6/1/2016           1,265,681
   1,523,347  7.87%     12/15/2025         1,624,142
     91,574   8.00%     8/1/2009              96,140
    610,279   8.00%     4/1/2016             645,493


See accompanying notes to portfolios of investments on page 62.               15

--------------------------------------------------------------------------------
SIT U.S. GOVERNMENT SECURITIES FUND
MARCH 31, 2005
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

    Par ($)   Coupon    Maturity      Market Value ($)(1)
  ---------   ------    --------      -------------------
     94,195   8.00%     11/1/2016             101,622
     68,863   8.00%     6/1/2018               72,524
    634,826   8.00%     7/1/2021              683,737
    219,453   8.00%     1/1/2022              237,482
     71,710   8.00%     2/1/2023               77,657
    138,640   8.00%     5/1/2023              149,353
     81,538   8.00%     9/1/2023               87,865
    613,674   8.00%     7/1/2024              663,927
    191,764   8.00%     8/1/2024              207,125
     30,374   8.00%     4/1/2025               32,782
    284,676   8.00%     6/1/2027              307,246
    101,379   8.00%     7/1/2027              109,684
    241,950   8.00%     9/1/2027              261,648
     69,954   8.00%     10/1/2027              75,558
    336,805   8.00%     6/1/2028              362,787
    260,515   8.00%     9/1/2028              280,612
    295,236   8.00%     9/1/2029              319,099
     69,397   8.00%     12/1/2029              74,247
     35,218   8.00%     2/1/2030               37,942
    273,616   8.00%     2/1/2031              294,655
    641,892   8.00%     2/1/2031              689,035
    304,105   8.00%     3/1/2031              328,653
    232,976   8.00%     3/1/2032              248,620
   1,210,423  8.00%     9/1/2032            1,304,273
     57,805   8.25%     4/1/2022               61,947
   1,221,404  8.29%     7/20/2030           1,330,058
    885,228   8.33%     7/15/2020             983,825
    474,765   8.38%     7/20/2028             517,526
     12,574   8.50%     8/1/2006               12,896
    100,923   8.50%     11/1/2010             106,433
    667,283   8.50%     9/1/2013              685,124
    866,527   8.50%     2/1/2016              934,952
     44,925   8.50%     4/1/2017               48,633
    133,697   8.50%     6/1/2017              137,417
     43,687   8.50%     9/1/2017               46,797
    145,331   8.50%     8/1/2018              158,564
    476,614   8.50%     5/1/2022              516,837
    150,524   8.50%     7/1/2022              164,967
     87,304   8.50%     11/1/2023              95,240
     20,138   8.50%     5/1/2024               22,110
    222,639   8.50%     2/1/2025              241,428
     91,918   8.50%     9/1/2025              100,148
    548,637   8.50%     12/1/2025             598,630
    764,515   8.50%     1/1/2026              834,271
    534,489   8.50%     1/1/2026              583,257
    278,116   8.50%     7/1/2026              300,379
    580,047   8.50%     9/1/2026              632,902
   1,575,745  8.50%     11/1/2026           1,719,538
     52,079   8.50%     12/1/2026              56,831


    Par ($)   Coupon    Maturity      Market Value ($)(1)
  ---------   ------    --------      -------------------
   251,724   8.50%    5/1/2027                 274,661
   419,491   8.50%    6/1/2027                 457,766
   967,872   8.50%    11/1/2028              1,056,156
 2,502,079   8.50%    12/1/2028              2,730,404
   270,345   8.50%    12/1/2029                294,980
   396,324   8.50%    1/1/2030                 427,477
    73,690   8.50%    8/1/2030                  79,589
    33,805   8.50%    11/1/2030                 36,805
   175,775   8.50%    11/1/2030                189,362
   373,705   8.50%    12/1/2030                406,874
    50,709   8.50%    1/1/2031                  54,669
   208,261   8.50%    6/1/2032                 227,263
   535,847   8.52%    9/15/2030                583,153
   199,337   8.87%    12/15/2025               221,684
   181,321   9.00%    1/1/2009                 191,365
    97,825   9.00%    5/1/2009                 102,653
    78,712   9.00%    5/1/2009                  82,222
    32,860   9.00%    5/1/2009                  34,482
   122,901   9.00%    5/1/2009                 127,812
    20,140   9.00%    4/1/2010                  21,320
    77,647   9.00%    3/1/2011                  82,598
   180,009   9.00%    8/1/2016                 195,909
   264,476   9.00%    11/1/2016                287,837
    26,670   9.00%    6/1/2017                  27,360
    86,366   9.00%    6/1/2017                  93,773
    30,124   9.00%    7/1/2017                  32,707
    42,076   9.00%    9/1/2017                  45,989
    89,318   9.00%    12/1/2017                 96,977
    43,722   9.00%    2/1/2018                  47,789
    20,303   9.00%    9/1/2019                  21,492
    25,131   9.00%    10/1/2019                 26,198
   101,783   9.00%    12/15/2019               110,607
    83,837   9.00%    3/1/2021                  91,027
     4,431   9.00%    9/1/2021                   4,863
    74,183   9.00%    4/1/2025                  81,722
   442,128   9.00%    6/15/2025                486,479
   596,891   9.00%    11/1/2025                651,997
    43,893   9.00%    12/1/2026                 47,381
   481,986   9.00%    5/1/2027                 525,511
    83,221   9.00%    5/1/2030                  91,743
   165,574   9.00%    8/15/2030                182,104
    74,048   9.00%    11/1/2030                 81,787
    98,602   9.00%    4/1/2031                 108,916
   150,541   9.00%    6/1/2031                 164,156
    30,039   9.00%    7/1/2031                  32,633
    96,493   9.25%    10/1/2009                101,812
    36,332   9.25%    7/1/2010                  38,665
    13,371   9.25%    4/1/2012                  13,523
    58,202   9.25%    10/1/2016                 63,779

    Par ($)   Coupon    Maturity      Market Value ($)(1)
  ---------   ------    --------      -------------------
     66,432   9.25%     12/1/2016                72,798
    224,618   9.25%     2/1/2017                245,516
      8,509   9.25%     3/1/2017                  9,324
    400,482   9.34%     8/20/2027               457,120
      1,133   9.50%     1/1/2006                  1,228
     25,332   9.50%     9/1/2008                 26,086
     84,484   9.50%     12/1/2009                90,117
     20,666   9.50%     1/1/2011                 21,870
     15,983   9.50%     10/1/2013                17,186
     25,621   9.50%     5/1/2014                 26,383
     89,997   9.50%     4/1/2016                 97,291
      8,113   9.50%     4/1/2016                  8,724
     36,063   9.50%     9/1/2016                 39,729
     38,484   9.50%     9/1/2017                 40,659
     92,398   9.50%     11/1/2018               102,946
     76,876   9.50%     12/1/2018                84,927
     50,445   9.50%     5/1/2019                 56,334
     81,892   9.50%     10/1/2019                90,483
     59,295   9.50%     12/1/2019                65,801
   1,257,259  9.50%     3/1/2020              1,367,663
     48,512   9.50%     3/1/2020                 52,723
     93,991   9.50%     6/1/2020                104,720
    181,174   9.50%     9/1/2020                201,054
    245,046   9.50%     9/1/2020                270,734
    232,164   9.50%     10/15/2020              254,873
    199,424   9.50%     12/15/2020              220,076
     47,034   9.50%     12/15/2020               51,779
     89,503   9.50%     3/1/2021                 99,441
     56,244   9.50%     4/15/2021                62,293
    279,029   9.50%     7/1/2021                306,569
    244,124   9.50%     4/1/2025                269,690
    351,103   9.50%     4/1/2025                392,314
    665,254   9.50%     11/1/2025               741,690
    521,984   9.50%     3/1/2026                583,252
    502,205   9.50%     9/1/2026                561,151
    580,456   9.50%     10/1/2026               649,190
    114,804   9.50%     8/1/2030                127,812
   2,032,073  9.55%     8/20/2025             2,241,129
    185,306   9.75%     1/15/2013               203,018
    127,071   9.75%     1/1/2021                142,141
    377,783   9.75%     10/1/2021               422,997
    347,721   9.75%     4/1/2025                389,337
      9,695   10.00%    3/1/2011                 10,293
     76,261   10.00%    5/1/2011                 81,699
    119,776   10.00%    7/1/2013                128,870
    100,508   10.00%    6/1/2014                105,318
    844,759   10.00%    2/1/2015                933,238
    967,654   10.00%    3/1/2015              1,083,120
     78,771   10.00%    11/1/2016                87,219


    Par ($)   Coupon    Maturity      Market Value ($)(1)
  ---------   ------    --------      -------------------
     45,972   10.00%    3/1/2018                51,017
    494,872   10.00%    7/1/2019               546,704
     64,783   10.00%    9/1/2019                72,542
    104,636   10.00%    12/1/2019              114,126
    304,693   10.00%    6/1/2020               342,761
     16,990   10.00%    11/1/2020               19,198
     62,423   10.00%    1/1/2021                70,823
     27,116   10.00%    2/1/2021                30,297
    204,557   10.00%    10/1/2021              229,488
    193,803   10.00%    5/1/2022               216,537
    112,455   10.00%    5/1/2022               127,588
    123,639   10.00%    1/1/2024               138,708
    803,334   10.00%    2/1/2028               906,949
    175,366   10.00%    7/1/2028               198,160
    457,007   10.25%    8/15/2013              504,466
     14,613   10.50%    5/1/2009                15,592
     46,821   10.50%    5/1/2015                50,793
    327,117   10.50%    1/1/2016               370,176
     41,334   10.50%    3/1/2017                44,940
    128,629   10.50%    12/1/2017              144,264
     18,291   10.75%    11/1/2010               19,606
      4,561   11.00%    10/1/2006                4,621
      6,275   11.00%    4/1/2014                 6,887
     48,973   11.00%    8/1/2015                53,273
     40,700   11.00%    4/1/2017                44,513
    577,645   11.27%    8/15/2020              645,487
    351,719   11.75%    10/20/2022             393,439
                                            -----------
                                            83,961,737
                                            -----------

   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (14.4%) (3):

    Par ($)   Coupon    Maturity      Market Value ($)(1)
  ---------   ------    --------      -------------------
     77,204   6.00%     9/15/2018               79,923
    238,972   6.38%     12/15/2027             249,499
    310,539   6.38%     4/15/2028              324,081
   3,130,437  6.50%     5/15/2023            3,270,768
    135,525   6.75%     9/15/2015              143,888
     68,873   6.75%     8/15/2028               72,516
     40,783   7.00%     9/20/2016               43,147
    519,009   7.00%     2/15/2028              548,640
    399,661   7.00%     1/15/2030              422,735
    402,650   7.00%     1/15/2031              425,732
    549,619   7.00%     10/15/2031             580,997
    801,961   7.00%     11/15/2032             847,890
     48,744   7.05%     2/15/2023               52,122
     49,488   7.25%     8/15/2010               51,745
    108,073   7.25%     10/15/2028             115,414
     69,020   7.27%     7/20/2022               73,874
    464,434   7.38%     3/15/2031              474,058
     11,690   7.50%     3/15/2007               12,018


See accompanying notes to portfolios of investments on page 62.               17

--------------------------------------------------------------------------------
SIT U.S. GOVERNMENT SECURITIES FUND
MARCH 31, 2005
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

    Par ($)   Coupon    Maturity      Market Value ($)(1)
  ---------   ------    --------      -------------------
    135,788   7.50%     5/15/2016               147,183
   1,107,958  7.50%     2/15/2027             1,190,476
     74,430   7.55%     7/20/2022                79,181
    172,781   7.55%     10/20/2022              183,810
    153,339   7.65%     10/20/2021              163,574
    150,151   7.65%     7/20/2022               160,105
     92,550   7.69%     12/15/2030               99,037
    216,724   7.75%     6/15/2020               232,839
    286,496   7.75%     7/15/2020               307,799
    225,278   7.75%     8/15/2020               242,029
    303,317   7.75%     8/15/2020               325,871
    114,706   7.75%     11/15/2020              123,235
    627,518   7.75%     10/15/2022              679,618
     36,936   7.90%     9/20/2020                39,644
      6,913   7.90%     11/20/2020                7,419
     40,230   7.90%     1/20/2021                43,162
     47,346   7.90%     1/20/2021                50,797
     31,522   7.90%     4/20/2021                33,819
     53,457   7.90%     8/20/2021                57,353
    277,995   7.95%     2/15/2020               300,011
     94,318   7.99%     2/20/2021               101,400
     64,400   7.99%     4/20/2021                69,236
    164,975   7.99%     7/20/2021               177,363
    167,076   7.99%     9/20/2021               179,621
    148,006   7.99%     10/20/2021              159,119
    252,368   7.99%     1/20/2022               271,222
    467,221   7.99%     6/20/2022               502,126
     40,519   8.00%     10/15/2012               43,400
    898,527   8.00%     10/15/2014              953,954
    108,134   8.00%     5/15/2016               117,305
    389,257   8.00%     6/15/2016               422,273
    167,944   8.00%     9/15/2016               182,188
    141,822   8.00%     11/20/2016              151,830
    121,700   8.00%     7/15/2017               131,640
     50,304   8.00%     7/20/2023                54,051
     93,001   8.00%     8/15/2023               100,363
     49,107   8.00%     12/20/2023               52,764
     24,666   8.00%     2/20/2024                26,499
    226,562   8.00%     2/20/2026               243,337
     42,632   8.00%     12/15/2026               45,988
     42,547   8.00%     12/20/2026               45,698
    492,977   8.00%     4/15/2028               531,683
     53,750   8.00%     4/15/2028                57,966
     54,124   8.00%     9/15/2029                58,360
    371,967   8.10%     5/20/2019               402,057
     69,999   8.10%     6/20/2019                75,662
    138,492   8.10%     7/20/2019               149,696
     88,550   8.10%     9/20/2019                95,713
    222,465   8.10%     9/20/2019               240,461


    Par ($)   Coupon    Maturity      Market Value ($)(1)
  ---------   ------    --------      -------------------
     88,783   8.10%     10/20/2019              95,965
    124,904   8.10%     1/20/2020              135,196
     81,288   8.10%     4/20/2020               87,986
    138,704   8.10%     7/20/2020              150,133
    162,092   8.25%     12/15/2011             174,020
     51,555   8.25%     1/15/2012               55,596
     62,703   8.25%     8/15/2015               68,310
    605,979   8.25%     4/15/2019              659,688
    210,494   8.25%     2/15/2020              229,479
     20,690   8.25%     4/15/2027               22,413
     87,982   8.25%     6/15/2027               95,307
    139,021   8.38%     10/15/2019             151,760
    161,572   8.40%     2/15/2019              176,500
     69,006   8.40%     4/15/2019               75,381
    129,422   8.40%     6/15/2019              141,379
     88,363   8.40%     9/15/2019               96,527
     60,037   8.40%     9/15/2019               65,584
     59,602   8.40%     2/15/2020               65,204
     59,996   8.50%     12/15/2011              64,688
    187,007   8.50%     1/15/2012              202,588
     75,065   8.50%     4/15/2015               82,205
     36,854   8.50%     4/15/2015               40,359
    267,520   8.50%     9/15/2016              293,766
    233,839   8.50%     1/15/2017              257,398
    164,939   8.50%     12/15/2021             181,134
     21,276   8.50%     7/20/2022               23,304
    156,344   8.50%     10/20/2022             171,248
     86,567   8.50%     9/20/2024               95,012
    156,622   8.50%     3/20/2025              172,019
    342,285   8.50%     12/20/2026             371,723
     27,147   8.50%     8/15/2030               29,540
     60,310   8.60%     5/15/2018               65,405
    100,336   8.60%     6/15/2018              108,813
     86,785   8.63%     10/15/2018              94,042
      6,892   8.75%     5/15/2006                7,072
      6,719   8.75%     5/15/2006                6,895
     10,699   8.75%     10/15/2006              10,980
     20,585   8.75%     11/15/2006              21,126
     16,873   8.75%     2/15/2007               17,854
      8,222   8.75%     3/15/2007                8,700
     45,277   8.75%     11/15/2009              48,721
     58,583   8.75%     6/15/2011               63,657
    238,294   8.75%     11/15/2011             258,936
     52,354   8.75%     12/15/2011              56,889
     18,973   9.00%     4/15/2006               19,500
     26,591   9.00%     4/15/2006               27,330
     27,544   9.00%     5/15/2006               28,310
     16,989   9.00%     5/15/2006               17,462
    100,313   9.00%     6/15/2006              103,104

    Par ($)   Coupon    Maturity      Market Value ($)(1)
  ---------   ------    --------      -------------------
      9,972   9.00%     6/15/2006              10,249
     54,698   9.00%     7/15/2006              56,220
     49,655   9.00%     10/15/2006             51,037
      9,436   9.00%     10/15/2006              9,699
     10,248   9.00%     6/15/2007              10,869
     31,058   9.00%     10/15/2007             32,940
     34,988   9.00%     9/15/2008              36,822
     11,078   9.00%     9/15/2008              11,658
     15,396   9.00%     10/15/2008             16,202
     15,477   9.00%     11/15/2008             16,288
     35,881   9.00%     12/15/2008             37,761
      4,127   9.00%     2/15/2009               4,378
      2,956   9.00%     3/15/2009               3,136
     28,410   9.00%     4/15/2009              30,291
     15,076   9.00%     4/15/2009              15,992
      6,668   9.00%     5/15/2009               7,074
     25,394   9.00%     8/15/2009              27,076
     26,576   9.00%     9/15/2009              28,336
     14,451   9.00%     10/15/2009             15,329
     28,940   9.00%     11/15/2009             31,248
     11,436   9.00%     12/15/2009             12,193
    135,882   9.00%     7/15/2010             145,000
    133,963   9.00%     5/15/2011             146,182
     45,069   9.00%     5/15/2011              49,179
     93,945   9.00%     6/15/2011             102,513
    119,112   9.00%     7/15/2011             129,977
    106,168   9.00%     8/15/2011             115,852
     93,665   9.00%     8/15/2011             101,344
    114,344   9.00%     9/15/2011             124,774
     72,324   9.00%     9/15/2011              78,921
    108,754   9.00%     9/15/2011             118,674
     75,206   9.00%     10/15/2011             82,065
     43,115   9.00%     1/15/2012              47,255
     51,887   9.00%     5/20/2015              56,227
    190,192   9.00%     7/15/2015             206,860
     38,196   9.00%     8/15/2015              41,543
    145,971   9.00%     12/20/2015            158,180
     24,287   9.00%     5/20/2016              26,376
     28,572   9.00%     7/20/2016              31,029
    178,357   9.00%     1/15/2017             198,212
     15,982   9.00%     3/20/2017              17,392
    545,506   9.00%     6/15/2017             606,234
    469,611   9.00%     7/15/2017             521,890
    370,796   9.00%     8/20/2017             403,523
     53,702   9.00%     5/15/2018              59,449
     10,681   9.00%     12/15/2019             11,708
    328,903   9.00%     12/15/2019            360,511
      3,254   9.00%     7/20/2021               3,564
      3,763   9.00%     10/20/2021              4,122


    Par ($)   Coupon    Maturity      Market Value ($)(1)
  ---------   ------    --------      -------------------
    426,131   9.00%     11/15/2024            467,416
     61,914   9.00%     7/20/2025              68,081
    207,874   9.00%     4/15/2026             229,285
     24,974   9.10%     5/15/2018              27,455
    112,689   9.25%     11/15/2009            122,874
     47,631   9.25%     1/15/2010              52,270
     41,923   9.25%     4/15/2010              46,005
     51,081   9.25%     11/15/2010             56,055
    103,624   9.25%     11/15/2011            114,281
     23,447   9.25%     4/15/2012              25,987
     55,386   9.25%     7/20/2017              60,610
      6,337   9.50%     1/15/2006               6,567
     10,753   9.50%     7/15/2009              11,502
     39,770   9.50%     8/15/2009              42,539
     16,400   9.50%     8/15/2009              17,541
     18,618   9.50%     9/15/2009              19,857
     10,533   9.50%     9/15/2009              11,266
     28,048   9.50%     9/15/2009              30,001
     11,595   9.50%     10/15/2009             12,402
     14,256   9.50%     10/15/2009             15,248
      4,216   9.50%     10/15/2009              4,509
    129,380   9.50%     10/15/2009            137,988
     24,597   9.50%     10/15/2009             26,310
      9,963   9.50%     10/15/2009             10,656
     48,080   9.50%     10/15/2009             51,278
      8,380   9.50%     10/15/2009              8,937
     42,738   9.50%     11/15/2009             46,761
    107,383   9.50%     1/15/2010             118,293
     40,325   9.50%     2/15/2010              43,309
    123,325   9.50%     4/15/2010             133,252
     32,209   9.50%     8/15/2010              35,482
     45,171   9.50%     11/15/2010             49,760
     26,403   9.50%     1/15/2011              29,241
    119,027   9.50%     3/15/2011             131,818
     16,689   9.50%     3/20/2016              18,351
     15,215   9.50%     6/15/2016              16,790
     75,947   9.50%     10/15/2016             83,810
     45,354   9.50%     10/15/2016             50,050
     39,239   9.50%     11/15/2016             43,302
     47,869   9.50%     11/20/2016             52,634
     16,727   9.50%     1/15/2017              18,510
     14,572   9.50%     4/15/2017              16,126
     45,922   9.50%     8/15/2017              50,820
      4,235   9.50%     8/20/2017               4,670
     30,721   9.50%     9/15/2017              33,997
     18,688   9.50%     9/15/2017              20,681
     90,878   9.50%     12/15/2017            100,141
     97,117   9.50%     12/15/2017            107,150
     29,305   9.50%     12/15/2017             32,339


See accompanying notes to portfolios of investments on page 62.               19

--------------------------------------------------------------------------------
SIT U.S. GOVERNMENT SECURITIES FUND
MARCH 31, 2005
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

    Par ($)   Coupon    Maturity      Market Value ($)(1)
  ---------   ------    --------      -------------------
    203,648   9.50%     12/15/2017            224,596
      6,711   9.50%     12/20/2017              7,400
      6,389   9.50%     4/15/2018               7,087
      9,736   9.50%     4/20/2018              10,760
      3,244   9.50%     5/20/2018               3,585
    124,017   9.50%     6/15/2018             137,564
     76,393   9.50%     6/20/2018              84,432
     33,278   9.50%     7/20/2018              36,780
     13,468   9.50%     8/15/2018              14,939
     34,681   9.50%     8/20/2018              38,331
     48,726   9.50%     9/15/2018              54,048
     70,069   9.50%     9/15/2018              77,723
     13,415   9.50%     9/20/2018              14,827
    200,309   9.50%     9/20/2018             221,388
     80,074   9.50%     9/20/2018              88,500
     42,445   9.50%     10/15/2018             46,897
     18,479   9.50%     1/15/2019              20,541
     28,764   9.50%     4/15/2019              31,973
      9,268   9.50%     8/15/2019              10,303
    107,909   9.50%     8/20/2019             119,518
     31,280   9.50%     9/15/2019              34,770
      5,782   9.50%     10/20/2019              6,404
     28,997   9.50%     12/15/2019             32,233
      3,382   9.50%     1/15/2020               3,766
      8,775   9.50%     10/15/2020              9,771
     15,168   9.50%     1/15/2021              16,917
     13,773   9.50%     2/15/2021              15,361
     48,348   9.50%     8/15/2021              53,922
    328,270   9.50%     8/15/2022             366,614
      1,953   9.75%     6/15/2005               1,985
      4,268   9.75%     6/15/2005               4,338
      4,684   9.75%     8/15/2005               4,761
      3,213   9.75%     9/15/2005               3,266
      5,573   9.75%     1/15/2006               5,784
      7,171   9.75%     2/15/2006               7,442
    107,235   9.75%     8/15/2009             117,429
     59,484   9.75%     9/15/2009              65,139
    170,145   9.75%     8/15/2010             187,821
     50,733   9.75%     11/15/2010             56,003
    240,692   9.75%     12/15/2010            265,695
    113,496   9.75%     1/15/2011             126,236
    251,657   9.75%     1/15/2011             279,905
     20,156   9.75%     10/15/2012             22,563
     20,137   9.75%     10/15/2012             22,542
     43,433   9.75%     10/15/2012             48,621
     30,464   9.75%     11/15/2012             34,103
     49,699   9.75%     11/15/2012             55,635
     60,960   9.75%     11/15/2012             68,241
     43,894   9.75%     11/15/2012             49,136


    Par ($)   Coupon    Maturity      Market Value ($)(1)
  ---------   ------    --------      -------------------
      2,562   9.75%     12/15/2012              2,868
     10,570   10.00%    7/15/2005              10,751
      5,409   10.00%    7/15/2005               5,501
     40,780   10.00%    11/15/2008             44,357
      1,972   10.00%    11/15/2009              2,119
     93,956   10.00%    6/15/2010             104,116
      5,931   10.00%    6/15/2010               6,572
     11,712   10.00%    7/15/2010              12,978
     32,155   10.00%    7/15/2010              35,632
     15,900   10.00%    10/15/2010             17,619
    103,427   10.00%    11/15/2010            114,611
     13,170   10.00%    1/15/2011              14,710
     34,898   10.00%    3/20/2016              38,880
     19,681   10.00%    11/15/2017             22,077
     34,019   10.00%    2/15/2019              38,291
     33,332   10.00%    2/20/2019              37,385
     48,976   10.00%    3/20/2019              54,930
     24,592   10.00%    5/15/2019              27,680
     41,472   10.00%    5/20/2019              46,513
    315,292   10.00%    10/15/2019            362,660
     44,911   10.00%    11/15/2019             50,550
      8,738   10.00%    7/15/2020               9,849
     33,376   10.00%    12/15/2020             37,617
    119,927   10.00%    6/15/2021             135,322
     11,942   10.00%    10/15/2030             13,549
      6,403   10.25%    7/15/2005               6,516
     40,770   10.25%    5/15/2009              44,422
     31,628   10.25%    11/15/2011             35,062
     44,919   10.25%    1/15/2012              50,164
     37,251   10.25%    2/15/2012              41,600
      4,125   10.25%    2/15/2012               4,606
     19,275   10.25%    7/15/2012              21,525
     40,495   10.50%    6/15/2009              44,275
      8,578   10.50%    7/15/2010               9,468
     10,617   10.50%    9/15/2015              11,943
     13,827   10.50%    11/15/2015             15,554
     22,569   10.50%    8/20/2017              25,427
     54,891   10.50%    11/15/2018             62,184
     69,330   10.50%    6/15/2019              78,671
    346,048   10.50%    2/15/2020             391,590
    275,596   10.50%    8/15/2021             317,034
        963   10.75%    9/15/2005                 982
     13,188   10.75%    8/15/2006              13,769
      8,511   10.75%    1/15/2010               9,389
      1,757   10.75%    7/15/2011               1,944
     73,856   11.00%    1/15/2010              80,864
     56,855   11.00%    1/15/2010              62,250
     86,029   11.00%    1/15/2010              94,192
     39,362   11.00%    3/15/2010              43,096

    Par ($)   Coupon    Maturity      Market Value ($)(1)
  ---------   ------    --------      -------------------
     12,526   11.00%    6/15/2010             13,714
     30,454   11.00%    9/15/2010             33,344
      6,717   11.25%    9/15/2005              6,857
      3,713   11.25%    10/15/2005             3,791
     43,280   11.25%    6/15/2010             48,134
     59,432   11.25%    9/15/2010             66,096
      6,275   11.25%    9/15/2010              6,979
      8,523   11.25%    2/15/2011              9,517
      6,320   11.25%    2/15/2011              7,056
     24,800   11.25%    3/15/2011             27,690
     15,222   11.25%    3/15/2011             16,996
     53,585   11.25%    4/15/2011             59,829
     28,543   11.25%    5/15/2011             31,869
     37,242   11.25%    7/15/2011             41,582
      8,190   11.25%    7/15/2011              9,144
     28,369   11.25%    7/15/2011             31,675
     45,482   11.25%    9/15/2011             50,782
     17,811   11.25%    10/15/2011            19,886
      5,814   11.25%    11/15/2011             6,492
                                          ----------
                                          37,145,445
                                          ----------
Total mortgage pass-through securities   162,587,667
   (cost: $161,860,621)                   ----------


--------------------------------------------------------------------------------
QUANTITY ($)    NAME OF ISSUER                       MARKET VALUE  ($)(1)
--------------------------------------------------------------------------------

TAXABLE MUNICIPAL SECURITIES (0.4%) (2)
        236,000   Bernalillo Multifamily Rev. Series
                   1998A, 7.50%, 9/20/20                257,957
         65,000   Cuyahoga County Multifamily Rev.
                   Series 2000B, 7.00%, 1/20/08          68,410
         25,000   Dakota Multifamily Rev. Series
                   1999A, 6.50%, 12/20/05                25,168
        120,000   Louisiana Comm. Dev. Auth Rev.
                   Series 2002B, 5.25%, 12/20/07        120,976
        430,000   Maplewood Multifamily Rev.
                   Series 1998B, 6.75%, 7/20/15         447,574
         82,000   Nortex Multifamily Rev. Series
                          1999T, 6.50%, 3/20/06          83,393
                                                  --------------
Total taxable municipal securities                    1,003,478
    (cost: $958,000)                              --------------


U.S. TREASURY / FEDERAL AGENCY SECURITIES (7.9%) (2)
                  Federal Home Loan Bank:
      5,000,000    2.50%, 6/30/09                     4,882,765
      2,170,000    5.62%, 8/6/18                      2,130,877
     40,650,000   U.S. Treasury Strips, zero coupon,
                   4.80% effective yield, 11/15/27   13,329,785
                                                  --------------

Total U.S. Treasury / Federal Agency securities      20,343,427
    (cost: $19,391,572)                          --------------



COLLATERALIZED MORTGAGE OBLIGATIONS (25.2%) (2)

    FEDERAL HOME LOAN MORTGAGE CORP.:
        Par ($)   Coupon    Maturity            Market Value ($)(1)
      ---------   ------    --------            -------------------
        828,711    3.00%   2/15/2023                  768,762
      5,626,849    3.25%   4/15/2032                5,269,763
        891,611    4.00%   11/15/2014                 873,703
        637,550    4.00%   12/15/2032                 613,062
      2,576,513    4.25%   11/15/2017               2,529,037
        795,475    7.50%   6/15/2017                  852,078
         32,329    7.75%   3/18/2025                   33,874
         60,241    9.15%   10/15/2020                  63,875

    FEDERAL NATIONAL MORTGAGE ASSOCIATION:
        Par ($)   Coupon    Maturity            Market Value ($)(1)
      ---------   ------    --------            -------------------
      4,719,801    3.50%   2/25/2033                4,371,215
      1,702,404    3.50%   3/25/2033                1,661,352
      1,629,186    3.75%   5/25/2033                1,525,928
      2,097,367    4.00%   11/25/2032               2,056,591
        312,772    4.00%   1/25/2033                  294,609
      2,333,985    4.00%   3/25/2033                2,216,550
        351,726    5.00%   8/25/2022                  352,033
        144,903    7.00%   1/25/2021                  150,668
        912,467    7.00%   1/25/2022                  944,796
         79,776    7.70%   3/25/2023                   84,592
        427,483    8.00%   7/25/2022                  445,589
        748,333    8.00%   7/25/2044                  805,160
        184,314    8.20%   4/25/2025                  196,635
         59,837    8.50%   1/25/2021                   63,567
         96,511    8.50%   4/25/2021                  101,860
        549,184    8.50%   9/25/2021                  588,347
        169,447    8.50%   1/25/2025                  180,890
        125,104    8.75%   9/25/2020                  132,043
        315,637    8.95%   10/25/2020                 342,663
        890,782    9.00%   7/25/2019                  963,370
        622,596    9.00%   12/25/2019                 675,562
        196,506    9.00%   5/25/2020                  210,259
        114,543    9.00%   6/25/2020                  124,042
        299,399    9.00%   6/25/2020                  321,682
         43,224    9.00%   7/25/2020                   46,767
        290,130    9.00%   9/25/2020                  315,307
        180,556    9.00%   10/25/2020                 195,573
        359,413    9.00%   3/1/2024                   385,742
      1,883,235    9.00%   11/25/2028               2,091,367
        274,800    9.25%   1/25/2020                  299,645
        259,189    9.50%   12/25/2018                 284,258
        539,067    9.50%   3/25/2020                  591,622
        119,476    9.50%   4/25/2020                  128,758
        303,368    9.50%   5/25/2020                  331,766
        389,264    9.50%   11/25/2020                 426,882
        616,692    9.60%   3/25/2020                  677,570


See accompanying notes to portfolios of investments on page 62.               21

--------------------------------------------------------------------------------
SIT U.S. GOVERNMENT SECURITIES FUND
MARCH 31, 2005
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
QUANTITY ($)         NAME OF ISSUER                       MARKET VALUE  ($)(1)
--------------------------------------------------------------------------------

    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION:
        Par ($)   Coupon    Maturity                   Market Value ($)(1)
      ---------   ------   ----------                  -------------------
      1,083,613    4.00%   10/17/2029                       1,057,743
      2,244,828    4.50%   2/20/2030                        2,233,361
      2,000,000    5.00%   5/16/2030                        2,005,382
      2,361,391    7.00%   1/20/2032                        2,535,036
        754,633    8.00%   1/16/2030                          797,811

    VENDEE MORTGAGE TRUST:
        Par ($)   Coupon    Maturity                   Market Value ($)(1)
      ---------   ------   ----------                  -------------------
      1,000,000    5.00%   8/15/2028                          975,008
      1,000,000    5.00%   7/15/2030                          967,447
        157,652    5.63%   2/15/2024                          157,451
      2,000,000    6.00%   4/15/2027                        2,043,989
      2,000,000    6.00%   2/15/2030                        2,054,004
        250,000    6.50%   10/15/2025                         253,497
      7,769,520    6.50%   12/15/2028                       7,959,762
      5,000,000    7.00%   9/15/2027                        5,250,260
        647,798    7.50%   11/15/2014                         651,977
        641,152    8.29%   12/15/2026                         670,819
                                                       ---------------

Total collateralized mortgage obligations                  65,202,961
    (cost: $66,510,026)                                ---------------


SHORT-TERM SECURITIES (3.0%) (2)
      4,700,000    FNMA, 2.50%, 4/5/05                      4,698,694
      2,986,406    Dreyfus Cash Mgmt. Fund, 2.56%           2,986,406
                                                       ---------------

Total short-term securities                                 7,685,100
    (cost: $7,685,100)                                 ---------------


Total investments in securities
    (cost: $256,405,319) (7)                             $256,822,633
                                                       ===============

22               See accompanying notes to portfolios of investments on page 62.

                  This page has been left blank intentionally.

SIT TAX-FREE INCOME FUND
ONE YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------
SENIOR PORTFOLIO MANAGERS
MICHAEL C. BRILLEY   o   DEBRA A. SIT, CFA   o   PAUL J. JUNGQUIST, CFA


   The Sit Tax Free Income Fund returned +2.54% for the fiscal year ended March 31, 2005 compared with a return of +0.26% for the Lehman 5-Year Municipal Bond Index. The Fund's 30-day SEC yield was 4.43% and its 12-month distribution rate was 3.83% as of March 31, 2005.

   Over the past 12 months, the Federal Reserve increased the federal funds target rate by 25 basis points on seven occasions beginning on June 30th, 2004. The municipal yield curve flattened, with one-year maturity municipals rising 1.5%, five year maturities rising 0.9%, ten year maturities rising 0.4%, and thirty year maturities rising 5 basis points. The rising yields for short and intermediate term bonds produced price depreciation for bonds in that maturity range.

   The Fund invests in five different market sectors that each account for more than 10% of the Fund's investments. All of those sectors substantially outperformed the Lehman 5-Year Index, with returns at least 2% higher than the index. The Fund's duration averaged about 3.5 years over the past 12 months and this relatively short duration was the primary factor in the Fund's strong relative performance over the fiscal year.

   We expect the Federal Reserve to further increase short-term rates by 1.0% to 1.5% over the next twelve months. Those interest rate increases are expected to cause higher interest rate levels across the entire yield curve, with the largest increases expected in the short to intermediate maturity range. The Fund's duration is shorter than most municipal bond funds and is, therefore, positioned to perform well in a rising interest rate environment. We intend to extend the Fund's duration as interest rates rise further later in the year. No significant changes in sector allocations are expected over the next year.

--------------------------------------------------------------------------------
                       INVESTMENT OBJECTIVE AND STRATEGY
--------------------------------------------------------------------------------

      The objective of the Tax-Free Income Fund is to provide a high level of current income that is exempt from federal income tax, consistent with preservation of capital, by investing primarily in investment-grade municipal securities.

      Such municipal securities generate interest income that is exempt from both regular federal income tax and federal alternative minimum tax. During normal market conditions, the Fund invests 100% of its net assets in such tax-exempt municipal securities.

--------------------------------------------------------------------------------
                               PORTFOLIO SUMMARY
--------------------------------------------------------------------------------

              Net Asset Value  3/31/05:        $  9.77 Per Share
                               3/31/04:        $  9.90 Per Share
                      Total Net Assets:        $353.9 Million
                      30-day SEC Yield:           4.43%
                  Tax Equivalent Yield:           6.82%(1)
            12-Month Distribution Rate:           3.83%
                      Average Maturity:          12.6 Years
       Duration to Estimated Avg. Life:           3.2 Years(2)
                      Implied Duration:           3.7 Years(2)

(1)For individuals in the 35.0% federal tax bracket.
(2)See next page.

--------------------------------------------------------------------------------
                              PORTFOLIO STRUCTURE
                            (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------

                                Insured        25.4

                   Hospital/Health Care        18.8
                                Revenue

                   Multifamily Mortgage        17.3

                          Other Revenue        12.0

                   Industrial/Pollution         9.1
                                Control

                 Sectors less than 4.0%        14.0

                           Cash & Other         3.4
                             Net Assets

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------

                       SIT                                  LIPPER
                    TAX-FREE             LEHMAN             GENERAL
                     INCOME           5-YEAR MUNI.        MUNI. BOND
                      FUND             BOND INDEX         FUND INDEX
                    --------          ------------        -----------
3 Month**             0.31%              -1.15%              -0.03%
6 Month**             1.04               -0.36                 n/a
1 Year                2.54                0.26                2.74
5 Year                5.06                5.49                6.04
10 Year               5.23                5.30                5.66
Inception             6.12                6.09                6.58
   (9/29/88)

--------------------------------------------------------------------------------
                           CUMULATIVE TOTAL RETURNS*
--------------------------------------------------------------------------------

                       SIT                                  LIPPER
                    TAX-FREE             LEHMAN             GENERAL
                     INCOME           5-YEAR MUNI.        MUNI. BOND
                      FUND             BOND INDEX         FUND INDEX
                    --------          ------------        -----------
1 Year                2.54%               0.26%               2.74%
5 Year               27.97               30.62               34.07
10 Year              66.57               67.63               73.36
Inception           166.67              165.47              186.39
  (9/29/88)


*AS OF 3/31/05.                          **NOT ANNUALIZED.

--------------------------------------------------------------------------------
PERFORMANCE FIGURES ARE HISTORICAL AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL VARY, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AS WELL AS REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. MANAGEMENT FEES AND ADMINISTRATIVE EXPENSES ARE INCLUDED IN THE FUND'S PERFORMANCE; HOWEVER, FEES AND EXPENSES ARE NOT INCORPORATED IN THE LEHMAN 5-YEAR MUNI. BOND INDEX. THE LIPPER RETURNS ARE OBTAINED FROM LIPPER ANALYTICAL SERVICES, INC., A LARGE INDEPENDENT EVALUATOR OF MUTUAL FUNDS.



(2) Duration is a measure which reflects estimated price sensitivity to a given change in interest rates. For example, for an interest rate change of 1%, a portfolio with a duration of 5 years would be expected to experience a price change of 5%. Estimated average life duration is based on current interest rates and the Adviser's assumptions regarding the expected average life of individual securities held in the portfolio. Implied duration is calculated based on historical price changes of securities held by the Fund. The Adviser believes that the portfolio's implied duration is a more accurate estimate of price sensitivity provided interest rates remain within their historical range. If interest rates exceed the historical range, the estimated average life duration may be a more accurate estimate of price sensitivity.

--------------------------------------------------------------------------------
                               GROWTH OF $10,000
--------------------------------------------------------------------------------

                              [PLOT POINTS CHART]

                     Sit     Lehman                    Sit     Lehman                      Sit     Lehman
                   Tax-Free  5-Year                  Tax-Free  5-Year                    Tax-Free  5-Year
                    Income Municipal                  Income Municipal                    Income Municipal
         Date        Fund  Bond Index      Date        Fund  Bond Index        Date        Fund  Bond Index
         ----      ------- ----------      ----      ------- ----------        ----      ------- ----------
       9/29/1988    10,000   10,000       3/31/1994    14,962   14,982      10/31/1999    20,604   20,033
       9/30/1988     9,990   10,000       4/29/1994    15,125   15,074      11/30/1999    20,699   20,150
      10/31/1988    10,063   10,105       5/31/1994    15,249   15,151      12/31/1999    20,515   20,084
      11/30/1988    10,097   10,039       6/30/1994    15,226   15,143       1/31/2000    20,244   20,075
      12/31/1988    10,219   10,066       7/31/1994    15,422   15,318       2/29/2000    20,484   20,141
       1/31/1989    10,312   10,209       8/31/1994    15,502   15,392       3/31/2000    20,838   20,325
       2/28/1989    10,292   10,123       9/30/1994    15,367   15,289       4/30/2000    20,771   20,278
       3/31/1989    10,377   10,063      10/31/1994    15,267   15,188       5/31/2000    20,632   20,272
       4/30/1989    10,473   10,246      11/30/1994    15,250   15,049       6/30/2000    21,076   20,644
       5/31/1989    10,534   10,417      12/31/1994    15,342   15,218       7/31/2000    21,344   20,862
       6/30/1989    10,652   10,546       1/31/1995    15,651   15,407       8/31/2000    21,681   21,088
       7/31/1989    10,759   10,691       2/28/1995    15,917   15,677       9/30/2000    21,618   21,051
       8/31/1989    10,798   10,634       3/31/1995    16,010   15,837      10/31/2000    21,764   21,199
       9/30/1989    10,850   10,641       4/30/1995    16,046   15,898      11/30/2000    21,790   21,291
      10/31/1989    10,929   10,747       5/31/1995    16,393   16,232      12/31/2000    22,221   21,634
      11/30/1989    11,023   10,888       6/30/1995    16,385   16,261       1/31/2001    22,416   22,007
      12/31/1989    11,075   10,979       7/31/1995    16,498   16,459       2/28/2001    22,575   22,067
       1/31/1990    11,135   10,976       8/31/1995    16,643   16,609       3/31/2001    22,717   22,248
       2/28/1990    11,197   11,063       9/30/1995    16,752   16,650       4/30/2001    22,588   22,123
       3/31/1990    11,254   11,048      10/31/1995    16,921   16,752       5/31/2001    22,804   22,352
       4/30/1990    11,297   11,004      11/30/1995    17,171   16,903       6/30/2001    22,920   22,467
       5/31/1990    11,399   11,195      12/31/1995    17,316   16,991       7/31/2001    23,227   22,709
       6/30/1990    11,453   11,290       1/31/1996    17,386   17,161       8/31/2001    23,505   23,015
       7/31/1990    11,532   11,437       2/29/1996    17,378   17,112       9/30/2001    23,587   23,084
       8/31/1990    11,607   11,390       3/29/1996    17,246   16,992      10/31/2001    23,731   23,276
       9/30/1990    11,664   11,432       4/30/1996    17,262   16,989      11/30/2001    23,634   23,090
      10/31/1990    11,728   11,608       5/31/1996    17,346   16,982      12/31/2001    23,519   22,978
      11/30/1990    11,820   11,775       6/30/1996    17,491   17,083       1/31/2002    23,713   23,348
      12/31/1990    11,882   11,825       7/31/1996    17,633   17,208       2/28/2002    23,891   23,612
       1/31/1991    11,965   11,991       8/31/1996    17,678   17,224       3/31/2002    23,637   23,110
       2/28/1991    12,021   12,114       9/30/1996    17,887   17,365       4/30/2002    23,902   23,644
       3/31/1991    12,080   12,088      10/31/1996    18,080   17,515       5/31/2002    24,015   23,803
       4/30/1991    12,218   12,238      11/30/1996    18,285   17,742       6/30/2002    24,146   24,062
       5/31/1991    12,311   12,313      12/31/1996    18,301   17,708       7/31/2002    24,366   24,322
       6/30/1991    12,342   12,302       1/31/1997    18,368   17,769       8/30/2002    24,529   24,556
       7/31/1991    12,450   12,419       2/28/1997    18,498   17,899       9/30/2002    24,796   24,896
       8/31/1991    12,586   12,585       3/31/1997    18,429   17,704      10/31/2002    24,595   24,643
       9/30/1991    12,683   12,739       4/30/1997    18,570   17,780      11/30/2002    24,583   24,618
      10/31/1991    12,774   12,838       5/31/1997    18,767   17,999      12/31/2002    24,857   25,108
      11/30/1991    12,826   12,894       6/30/1997    18,985   18,137       1/31/2003    24,826   25,151
      12/31/1991    12,981   13,174       7/31/1997    19,447   18,456       2/28/2003    25,087   25,423
       1/31/1992    12,993   13,213       8/31/1997    19,358   18,361       3/31/2003    25,031   25,387
       2/29/1992    13,050   13,219       9/30/1997    19,580   18,524       4/30/2003    25,124   25,508
       3/31/1992    13,072   13,183      10/31/1997    19,724   18,620       5/31/2003    25,389   25,915
       4/30/1992    13,189   13,295      11/30/1997    19,843   18,678       6/30/2003    25,278   25,849
       5/31/1992    13,321   13,424      12/31/1997    20,107   18,838       7/31/2003    24,911   25,286
       6/30/1992    13,464   13,626       1/31/1998    20,308   19,009       8/31/2003    24,895   25,464
       7/31/1992    13,764   13,980       2/28/1998    20,348   19,040       9/30/2003    25,321   26,109
       8/31/1992    13,652   13,868       3/31/1998    20,398   19,056      10/31/2003    25,386   25,938
       9/30/1992    13,736   13,980       4/30/1998    20,308   18,976      11/30/2003    25,520   26,043
      10/31/1992    13,644   13,908       5/31/1998    20,547   19,204      12/31/2003    25,571   26,144
      11/30/1992    13,853   14,069       6/30/1998    20,677   19,270       1/31/2004    25,789   26,268
      12/31/1992    13,982   14,178       7/31/1998    20,766   19,338       2/29/2004    26,028   26,589
       1/31/1993    14,079   14,349       8/31/1998    21,033   19,574       3/31/2004    26,006   26,478
       2/28/1993    14,490   14,707       9/30/1998    21,258   19,776       4/30/2004    25,800   25,948
       3/31/1993    14,381   14,551      10/31/1998    21,241   19,833       5/31/2004    25,772   25,814
       4/30/1993    14,524   14,637      11/30/1998    21,329   19,868       6/30/2004    25,859   25,910
       5/31/1993    14,590   14,681      12/31/1998    21,372   19,938       7/31/2004    25,995   26,149
       6/30/1993    14,785   14,890       1/31/1999    21,475   20,149       8/31/2004    26,244   26,608
       7/31/1993    14,899   14,902       2/28/1999    21,431   20,128       9/30/2004    26,392   26,643
       8/31/1993    15,136   15,117       3/31/1999    21,479   20,145      10/31/2004    26,472   26,791
       9/30/1993    15,236   15,232       4/30/1999    21,523   20,205      11/30/2004    26,424   26,615
      10/31/1993    15,304   15,270       5/31/1999    21,438   20,123      12/31/2004    26,584   26,856
      11/30/1993    15,260   15,192       6/30/1999    21,200   19,895       1/31/2005    26,669   26,849
      12/31/1993    15,438   15,416       7/31/1999    21,203   20,018       2/28/2005    26,690   26,717
       1/31/1994    15,603   15,554       8/31/1999    20,938   20,009       3/31/2005    26,667   26,547
       2/28/1994    15,413   15,300       9/30/1999    20,857   20,082

The sum of $10,000 invested at inception (9/29/88) and held until 3/31/05 would have grown to $26,667 in the Fund or $26,547 in the Lehman 5-Year Municipal Bond Index assuming reinvestment of all dividends and capital gains.


--------------------------------------------------------------------------------
                                QUALITY RATINGS
                            (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------

                                  [PIE CHART]

                          Less Than BBB        2.8%

                           Other Assets
                        and Liabilities        3.4%

                                     AA        4.3%

                                      A       23.3%

                                    BBB       32.0%

                                    AAA       34.2%

          LOWER OF MOODY'S, S&P, FITCH OR DUFF & PHELPS RATINGS USED.

SIT TAX-FREE INCOME FUND
MARCH 31, 2005
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

QUANTITY ($)       NAME OF ISSUER                                                                                MARKET VALUE ($)(1)
MUNICIPAL BONDS (96.2%) (2)
   ALABAMA (1.3%)
      1,000,000   Birmingham Baptist Med. Ctr. Special Care Facs. Financing Auth. Rev. Series 1993A,
                    (Baptist Med. Ctr. Proj.)(MBIA insured), 5.50%, 8/15/23                                               1,001,850
        675,000   Birmingham-Southern College Private Educ. Bldg. Rev. Series 1997, 5.35%, 12/1/19                          677,531
        300,000   Central Elmore Water & Sewer Auth. Rev. Refunding Series 2003A (MBIA insured), 1.40%, 7/1/05              299,163
        400,000   Cullman Med. Park South Med. Clinic Board Rev. Series 1993A (Cullman Regional
                    Medical Center Proj.), 6.50%, 2/15/13                                                                   400,296
        150,000   Limestone Co. Water Auth. Rev. Series 1994 (FGIC insured), 5.25%, 12/1/20                                 151,500
        500,000   Madison Co. Brd. Educ. Tax Warrants Series 1997 (MBIA insured), 5.20%, 9/1/15                             515,760
        750,000   Montgomery Special Care Facs. Fin. Auth. Rev. Series 1997C (Baptist Med. Ctr. Proj.), 5.375%,
                    9/1/22                                                                                                  792,488
                  Montgomery Med. Clinic Board Hlth. Care Fac. Rev. Series 1991:
        530,000     7.00%, 3/1/15                                                                                           531,150
        115,000     7.375%, 3/1/06                                                                                          115,273
                                                                                                                     ---------------
                                                                                                                          4,485,011
                                                                                                                     ---------------
   ALASKA (2.8%)
     12,505,000   Alaska HFC Gen. Mtg. Rev. 1997 Series A, zero coupon, 6.15% effective yield on purchase date,
                    12/1/17                                                                                               6,068,551
        450,000   Anchorage Elec. Util. Rev. Sr. Lien Series 1996B (MBIA insured), 5.50%, 2/1/26                            462,505
                   Northern Alaska Tobacco Securitization Corp. Asset-Backed Rev.:
      2,240,000     Series 2000, 6.20%, 6/1/22                                                                            2,266,365
      1,040,000     Series 2001, 4.75%, 6/1/15                                                                            1,040,874
                                                                                                                      --------------
                                                                                                                           9,838,295
                                                                                                                      --------------
   ARIZONA (1.0%)
        230,000   Bullhead City Special Assessment Impt. Dist. Series 1993 (Bullhead Pkwy. Proj.), 6.10%, 1/1/10            233,862
        730,000   Phoenix Indus. Dev. Auth. Rev. Refunding Series 1995A (Christian Care Apts. Proj.), 6.25%, 1/1/16         757,178
        225,000   Phoenix Indus. Dev. Auth. Multifamily Hsg. Rev. Refunding Series (Woodstone & Silver Springs Proj.)
                    (Radian insured), 6.25%, 4/1/23                                                                         225,000
        700,000   Phoenix Street & Hwy. User Rev. Refunding Jr. Lien Series 1992, 6.25%, 7/1/11                             706,258
                  Pima Co. Industrial Dev. Auth. Educ. Rev.:
        295,000     Series 2004I (AZ Charter Schools Proj.), 5.00%, 7/1/12                                                  294,711
        250,000     Series 2004A (Noah Webster Basic School Proj.), 5.25%, 12/15/16                                         249,115
      1,250,000   Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev. Refunding Series 1993C, 4.90%, 1/1/08        1,264,937
                                                                                                                     ---------------
                                                                                                                          3,731,061
                                                                                                                     ---------------
   ARKANSAS (0.7%)
         50,826   Drew Co. Public Fac. Bd. Single Family Mtg. Rev. Refunding Series 1993-A2
                    (FNMA backed), 7.90%, 8/1/11                                                                             51,974
          6,409   Jacksonville Res. Hsg. Fac. Bd. Single Family Mtg. Rev. Refunding Series 1993B, 7.75%, 1/1/11               6,496
        935,000   Maumelle HDC First Lien Rev. Refunding 1992 Series A (Section 8), 7.875%, 7/1/09                          936,599
                  North Little Rock Hlth. Facs. Bd. Health Care Rev. Series 2001 (Baptist Health Proj.):
        555,000     5.00%, 7/1/06                                                                                           567,188
        300,000     5.00%, 7/1/07                                                                                           309,969
        490,000     5.00%, 7/1/08                                                                                           509,919
                                                                                                                     ---------------
                                                                                                                          2,382,145
                                                                                                                     ---------------
                                                                                                                          2,382,145
                                                                                                                     ---------------

QUANTITY ($)       NAME OF ISSUER                                                                                MARKET VALUE ($)(1)
   CALIFORNIA (9.3%)
        230,000   ABAG Fin. Auth. For Nonprofit Corp. Rev Series 2002 (Redwood Sr. Homes & Svcs.
                    Proj.), 4.10%, 11/15/07                                                                                 231,658
        230,000   Bay Area Govt. Assoc. Tax Allocation Rev. Series 1994A (FSA insured), 6.00%, 12/15/14                     236,240
      1,000,000   Bell  Cmty. Hsg. Auth. Rev. Series 1995A (Mobilehomes Park Acquisition Proj.), 6.40%, 10/1/15           1,025,690
        250,000   Blythe Redev. Agy. Tax Allocation Refunding Series 1997 (Proj. No. 1), 5.80%, 5/1/28                      257,963
        200,000   Calexico Cmnty. Redev. Agy. Tax Allocation Series 2000 (Merged Central Bus. District Redev. Proj.)
                    (Ambac insured), 5.375%, 8/1/26                                                                         212,196
      4,575,000   CA Co. Tobacco Securitization Agy. Asset-Backed Rev. Series 2002 (Alameda Co.), 4.75%, 6/1/19           4,600,940
        125,000   CA Educ. Facs. Auth. Rev. Series 1995A (Pooled College & Univ. Proj.), 5.60%, 12/1/14                     128,614
        950,000   CA Cmnty. College Fin. Auth. Student Hsg. Rev. Series 2003A (Feather River Cmnty. District Proj.),
                    4.625%, 7/1/13                                                                                          958,835
        750,000   CA Dept. Water Resources Rev. Series 1972 (Central Valley Proj.), 5.25%, 7/1/22                           751,838
        220,000   CA Dept. Water Resources Rev. Series 1996Q (Central Valley Proj.)(MBIA insured), 5.375%, 12/1/27          230,322
        165,000   CA G.O. Series 1996, 5.25%, 6/1/21                                                                        170,917
         35,000   CA Prerefunded G.O. Series 1996 (Ambac insured), 5.25%, 6/1/21                                             36,385
        495,000   CA Govt. Fin. Auth. Lease Rev. Series 2003A (Placer Co. Transportation Proj.), 6.00%, 12/1/28             497,272
        500,000   CA Hlth. Facs. Fin. Auth. Rev. Series 1997B (Cedars-Sinai Med. Ctr. Proj.), 5.125%, 8/1/27                517,210
      4,300,000   CA Public Works Board Lease Rev. Series 1996A (Dept. of Corrections Proj.), 5.50%, 1/1/17               4,468,603
        300,000   CA Public Works Board Lease Rev. Series 1993A (Various CA State Univ. Proj.), 5.25%, 12/1/13 (5)          303,621
                  CA Statewide Cmntys. Dev. Auth. Rev. Series 2005 (Daughters of Charity Hlth. Proj.):
        500,000     5.00%, 7/1/06                                                                                           509,930
        500,000     5.00%, 7/1/07                                                                                           514,970
        530,000     5.25%, 7/1/11                                                                                           562,669
        500,000   CA Statewide Cmntys. Dev. Auth. C.O.P. Series 1994 (Motion Picture & TV Fund), 5.35%, 1/1/24              505,980
        500,000   CA University Multipurpose Proj. Rev. Series 1998F, 5.00%, 9/1/27                                         509,475
        235,000   Garden Grove C.O.P Series 1993 (Bahia Village/Emerald Isle Proj.)(FSA insured), 5.70%, 8/1/23             237,583
        500,000   Golden State Tobacco Securitization Corp. Tobacco Settlement Asset-Backed Rev.
                    Enhanced Series 2003B, 5.25%, 6/1/16                                                                    501,965
        750,000   Intercommunity Hosp. Fin. Auth. C.O.P Series 1998 (ACA insured), 5.25%, 11/1/19                           768,173
        165,000   Loma Linda Hosp. Rev. Refunding Series 1993C (Loma Linda Univ. Med. Ctr.)(MBIA insured), 5.375%,
                    12/1/22                                                                                                 167,198
        400,000   Los Angeles Water & Power Rev. Series 2001A-A3, 5.25%, 7/1/18                                             406,404
      3,175,000   Northern CA Power Agy. Rev. Series 1987A, 5.00%, 7/1/09                                                 3,178,747
        245,000   Northern CA Tobacco Securitization Auth. Asset-Backed Senior Rev. Series 2001B, 4.375%, 6/1/21            244,988
        500,000   Oceanside C.O.P. Refunding Series 1995 (Oceanside Civic Ctr. Proj.)(MBIA insured), 5.25%, 8/1/19          513,685
      1,100,000   Orange Co. Recovery C.O.P Series 1996A (MBIA insured), 6.00%, 7/1/26                                    1,160,489
      1,000,000   Rancho Cucamonga Redev. Agy. Tax Allocation Series 1996 (MBIA insured), 5.25%, 9/1/16                   1,050,030
                  Ridgecrest Refunding C.O.P. Series 1999 (Ridgecrest Civic Center Proj.):
        275,000     5.55%, 3/1/09                                                                                           293,279
        290,000     5.65%, 3/1/10                                                                                           310,860
        350,000     6.00%, 3/1/14                                                                                           370,384
      2,500,000   Sacramento District Fing. Auth. Rev. Series 2000A, 5.875%, 12/1/27                                      2,577,800
        100,000   San Jose Redev. Agy. Tax Alloc. Series 1993 (Merged Area Redev. Proj.)(MBIA insured), 5.00%, 8/1/20       101,152
      1,000,000   South Tahoe Powers Fin. Auth. Rev. Refunding Series 1995B, 6.00%, 10/1/28                               1,031,080
                  Southern CA Tobacco Securitization Auth. Asset-Backed Senior Rev:
      1,400,000     Series 2001B, 6.00%, 5/15/22                                                                          1,411,984
        515,000     Series 2002A, 5.25%, 6/1/27                                                                             519,826
        570,000   Turlock Hlth. Fac. Rev. C.O.P. Series 2004 (Emanuel Med. Ctr., Inc. Proj.), 3.00%, 10/15/05               568,940
        345,000   Walnut Creek C.O.P. Series 1994 (John Muir Med. Ctr. Proj.), 5.00%, 2/15/20                               348,967
                                                                                                                     ---------------
                                                                                                                         32,994,862
                                                                                                                     ---------------


See accompanying notes to portfolios of investments on page  62.              27

SIT TAX-FREE INCOME FUND
MARCH 31, 2005
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

QUANTITY ($)      NAME OF ISSUER                                                                                 MARKET VALUE ($)(1)
   COLORADO (2.0%)
        320,000   CO Educ. & Cultural Fac. Rev. Refunding Series 2003C (Cheyenne Mtn. Charter Sch. Proj.),
                    4.625%, 6/15/12                                                                                         311,565
      1,250,000   CO Hlth. Fac. Auth. Rev. Series 1995 (Covenant Retirement Cmty. Proj.), 6.75%, 12/1/15                  1,292,625
                  CO HFA Single Family Program Senior Series:
        145,000     1996B-2, 7.45%, 11/1/27                                                                                 145,442
         95,000     1997B-3, 6.80%, 11/1/28                                                                                  95,242
                  CO Hlth. Fac. Auth. Rev. Refunding & Impt. Hosp. Series 1995 (Parkview Proj.):
        155,000     Pre-refunded Balance, 6.125%, 9/1/25                                                                    160,403
      1,005,000     Unrefunded Balance, 6.125%, 9/1/25                                                                    1,029,522
                  CO Hlth. Fac. Auth. Rev.:
        250,000     Series 1995 (Covenant Retirement Cmntys. Proj.), 6.20%, 12/1/07                                         258,905
        380,000     Series 2000A (Porter Place Proj.) (GNMA collateralized), 5.10%, 1/20/11                                 404,100
      1,000,000     Series 2000 (Evangelical Lutheran Proj.), 6.25%, 12/1/10                                              1,101,670
      1,000,000     Series 2002 (Evangelical Lutheran Proj.), 5.90%, 10/1/27                                              1,055,520
        350,000     Series 2004 (Vail Med. Ctr. Proj.), 4.00%, 1/15/06                                                      351,761
        600,000   Denver Hsg. Corp. Multifamily Rev. Refunding Series 1997A (Section 8), 5.35%, 10/1/12                     615,870
        160,000   Eagle Bend Met. District No. 2 G.O. Refunding Series 2004, 2.25%, 12/1/05                                 159,326
         40,000   Thornton Single Family Mtg. Rev. Refunding 1992 Series A, 8.05%, 8/1/09                                    40,024
                                                                                                                    ----------------
                                                                                                                          7,021,975
                                                                                                                    ----------------
   CONNECTICUT (0.6%)
        700,000   Bristol Res. Recovery Fac. Operating Committee Solid Waste Rev. Refunding Series 1995
                    (Ogden Martin Sys. Proj.), 6.50%, 7/1/14                                                                720,818
      1,850,000   Mashantucket Western Pequot Tribe Subordinated Special Rev. Series 1999B, zero coupon,
                    5.05% effective yield on purchase date, 9/1/09                                                        1,522,328
                                                                                                                    ----------------
                                                                                                                          2,243,146
                                                                                                                    ----------------
   DELAWARE (0.2%)
        250,000   DE Hlth. Facs. Auth. Rev. Refunding Series 2004A (Beebe Med. Ctr. Proj.), 5.00%, 6/1/05                   250,808
        650,000   Quaker Hill Hsg. Corp., Inc. Multifamily Rev. Refunding Series 1990A (FNMA collateralized),
                    7.55%, 8/1/21                                                                                           658,392
                                                                                                                    ----------------
                                                                                                                            909,200
                                                                                                                    ----------------

   DISTRICT OF COLUMBIA (0.4%)
      1,500,000   DC Rev. Series 1996 (Carnegie Endowment Proj.), 5.75%, 11/15/26                                         1,570,905
                                                                                                                    ----------------

   FLORIDA (3.6%)
        600,000   Capital Trust Agy. Multifamily Rev. Sr. Series 2003A (Golf Villas, Rivermill, and Village Square
                    Apts. Proj.), 4.75%, 6/1/13                                                                             575,238
        625,000   Collier Co. HFA Multifamily Hsg. Rev. Series 2002C (Goodlette Arms Proj.), 5.25%, 8/15/15                 653,913
        330,000   Dade Co. Public Facs. Rev. Series 1993 (Jackson Mem. Hosp. Proj.), 5.25%, 6/1/23                          331,132
        385,000   Dade Co. Hlth. Fac. Auth. Hosp. Rev. Refunding Series 1993A (Baptist Hosp. Miami Proj.)
                    (MBIA insured), 5.25%, 5/15/21                                                                          385,966
        500,000   Dade Co. School Dist. G.O. Series 1997 (MBIA insured), 5.00%, 2/15/15                                     519,565
        100,000   FL Dept. Gen. Svcs. Div. Facs. Mgmt. Rev. Series 1996A (Ambac insured), 5.375%, 9/1/18                    101,995
        500,000   FL Div. Bd. Fin. Dept. Gen. Svcs. Rev. Series 1997A, 5.00%, 7/1/11                                        524,240
        750,000   FL HFC Hsg. Rev. Hsg. Series 2000D-1 (Augustine Club Apts. Proj.)(MBIA insured), 5.75%, 10/1/30           779,123
      1,950,000   FL University Cap. Impt. Rev. Series 2004, 5.125%, 9/1/33                                               1,986,679
        545,000   Lee Co. Indus. Dev. Auth. Hlth. Care Fac. Rev. Series 1999A (ShellPoint Village Proj.), 5.50%,
                    11/15/08                                                                                                569,182
        585,000   Marion Co. Hosp. Dist. Rev. Refunding Series 1999 (Munroe Regl. Med. Ctr. Proj), 5.25%, 10/1/10           624,774
        680,000   Miami Beach Water & Sewer Rev. Series 1995 (FSA insured), 5.375%, 9/1/15                                  700,400
        190,000   Miami-Dade Co. Special Hsg. Rev. Refunding Series 1998 (Section 8), 5.30%, 10/1/05                        189,447
        260,000   North Broward Hosp. Dist. Rev. Refunding Series 1997, 5.375%, 1/15/24                                     270,340

QUANTITY ($)      NAME OF ISSUER                                                                                 MARKET VALUE ($)(1)
        200,000   Palm Beach Co. Hlth. Fac. Auth. Rev. Refunding Series 2003 (Abbey Delray South Proj.), 5.15%,
                    10/1/12                                                                                                 208,392
         75,000   Plantation Water & Sewer Rev. Series 1989 (MBIA insured), zero coupon, 5.45% effective yield
                    on purchase date (MBIA insured), 3/1/07                                                                  67,617
      3,105,000   Port Everglades Auth. Rev. Refunding Series 1989A (FSA insured), 5.00%, 9/1/16                          3,110,806
                  South Lake Co. Hosp. Dist. Rev. Series 2003 (South Lake Hosp. Inc.):
        370,000     4.25%, 10/1/08                                                                                          367,473
        700,000     5.50%, 10/1/13                                                                                          709,961
                                                                                                                     ---------------
                                                                                                                         12,676,243
                                                                                                                     ---------------
   GEORGIA (0.2%)
        750,000   Private Colleges & Univ. Auth. Rev. Refunding Series 1999A (Mercer Univ. Proj.), 5.25%, 10/1/14           773,565
                                                                                                                     ---------------

   HAWAII (0.3%)
      1,155,000   Honolulu Mtg. Rev. Ref. Series 1996A (Hale-Pauahi Proj.)(FHA insured)(MBIA insured), 6.80%,
                    7/1/28                                                                                                1,179,590
                                                                                                                     ---------------

   ILLINOIS (15.0%)
                  Broadview Village of Cook Co. Tax Increment Rev. Series 1999:
        750,000     4.90%, 7/1/06                                                                                           761,940
      1,410,000     5.00%, 7/1/07                                                                                         1,440,273
      1,085,000     5.05%, 7/1/08                                                                                         1,117,995
      2,030,000     5.10%, 7/1/09                                                                                         2,107,505
      3,000,000   Chicago G.O. Series 1995B, 5.125%, 1/1/25                                                               3,098,850
                  Chicago Gas Supply Rev. Refunding (People's Gas, Light, & Coke Co. Proj.):
      1,500,000     Series 1995A, 6.10%, 6/1/25                                                                           1,536,660
      3,000,000     Series 1995A (Ambac insured), 6.10%, 6/1/25                                                           3,074,880
        805,000     Series 2000B, 4.75%, 3/1/30                                                                             829,335
        215,000   Chicago Metro Hsg. Dev. Corp. Mtg. Rev. Refunding Series 1992A (FHA insured) (Section 8),
                    6.85%, 7/1/22                                                                                           216,668
                  Chicago O'Hare Intl. Airport Rev. Refunding (MBIA insured):
        100,000     Series 1994A Sr. Lien, 5.00%, 1/1/13                                                                    101,185
        225,000     Series 1993A Sr. Lien, 5.00%, 1/1/16                                                                    227,554
      4,620,000     Series 1993C 2nd Lien, 5.00%, 1/1/18                                                                  4,698,170
        450,000   IL DFA Rev. Series 2002A (Chicago Charter School Fdn. Proj.), 5.25%, 12/1/12                              461,088
                  IL DFA Pollution Ctrl. Rev. Refunding:
        300,000     Series 1993C2 (Public Svc. Co. Proj.), 5.70%, 8/15/26                                                   302,628
      2,500,000     Series 2000A (Ameren CIPS Proj.), 5.50%, 3/1/14                                                       2,554,875
      1,250,000     Series 1993C1 (Central IL Pub. Svc. Co.), 5.95%, 8/15/26                                              1,284,250
                  IL DFA Refunding & New Money Rev. (Cmty. Rehab. Providers Fac. Acquisition Program):
      1,740,000     Series 1997A, 5.80%, 7/1/08                                                                           1,806,572
      2,690,000     Series 1997A, 6.05%, 7/1/19                                                                           2,784,500
        300,000     Series 1997A, 5.90%, 7/1/09                                                                             310,890
      4,610,000     Series 1997A, 6.00%, 7/1/15                                                                           4,761,208
      1,200,000     Series 1997C, 5.65%, 7/1/19                                                                           1,237,620
        805,000     Series 1998A, 5.50%, 7/1/12                                                                             831,798
        185,000     Series 1998A, 5.70%, 7/1/19                                                                             191,074
        600,000   IL DFA Rev. Refunding Series 1995A (Catholic Hlth. Proj.)(Connie Lee insured), 5.30%, 2/15/18             616,938
         60,000   IL HDA Multifamily Rev. Series 1994-5 (Section 8), 6.75%, 9/1/23                                           61,332
        310,000   IL Fin. Auth. Rev. Series 2005A (Depaul Univ. Proj.), 5.00%, 10/1/05                                      313,611


See accompanying notes to portfolios of investments on page 62.               29

SIT TAX-FREE INCOME FUND
MARCH 31, 2005
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

QUANTITY ($)      NAME OF ISSUER                                                                                 MARKET VALUE ($)(1)
                  IL Hlth. Fac. Auth. Rev.:
        500,000     Series 1993 (Rush-Presbyterian-St. Lukes Proj.), 5.50%, 11/15/25                                        505,855
      1,250,000     Refunding Series 1994 (Passavant Memorial Area Hospital Assn.) (MBIA insured), 5.95%, 10/1/11         1,341,788
      2,595,000     Refunding Series 1993A (Edward Hosp. Proj.), 6.00%, 2/15/19                                           2,626,893
        250,000     Refunding Series 1996A (Advocate Hlth. Proj.)(MBIA insured), 5.80%, 8/15/16                             267,508
        200,000     Refunding Series 1996B (Sarah Bush Lincoln Hlth. Ctr. Proj.), 5.50%, 2/15/16                            206,220
        375,000     Refunding Series 1999 (Silver Cross Hosp. Proj.), 5.25%, 8/15/15                                        381,184
        970,000     Refunding Series 2001 (Decatur Memorial Hospital Proj.), 4.625%, 10/1/08                              1,001,040
        500,000     Series 2000 (IA Health System Proj.), 6.75%, 2/15/13                                                    554,110
        200,000   IL Sales Tax Rev. Series 1994U, 5.00%, 6/15/10                                                            204,402
        250,000   Melrose Park Tax Increment G.O. Series 1999A (FSA insured), 5.25%, 12/15/15                               265,158
      2,000,000   Onterie Ctr. Hsg. Fin. Corp. Mtg. Rev. Refunding Series 1992 (Onterie Ctr. Proj.)
                    (MBIA - FHA insured), 7.05%, 7/1/27                                                                   2,044,380
      1,850,000   Roselle Multifamily Hsg. Rev. Refunding Series 1994A (GNMA collateralized)
                    (Waterbury Apts.)  (FHA insured), 7.00%, 1/1/25                                                       1,889,405
                  Southwestern IL Dev. Auth. Rev. Series 1999 (Anderson Hosp. Proj.):
        750,000     5.375%, 8/15/15                                                                                         775,455
        500,000     5.625%, 8/15/29                                                                                         511,475
      3,200,000   Southwestern IL Dev. Auth. Local Govt. Prog. Rev. Series 1998A (City of East St. Louis
                    Tax Increment Financing Proj.), 6.00%, 4/1/10                                                         3,139,296
        445,000   Upper Illinois River Valley Dev. Auth. Rev. Series 2001 (Morris Hosp. Proj.), 6.05%, 12/1/11              475,674
        500,000   Will Co. Student Hsg. Rev. Series 2002A (Joliet Junior College Proj.), 6.375%, 9/1/13 (8)(9)              215,415
                                                                                                                     ---------------
                                                                                                                         53,134,657
                                                                                                                     ---------------
   INDIANA (4.7%)
      1,975,000   IN Bond Bank Special Prgm. Series 1997C (Pittsboro Wastewater Treatment Plant Proj.), 5.70%, 8/1/17     2,063,223
                  IN Hlth. Fac. Fin. Auth. Hosp. Rev.:
        355,000     Series 1993 (Riverview Hosp. Proj.), 6.875%, 8/1/17                                                     366,112
                    Series 1993 (Community Hosp. of Anderson Proj.)(MBIA insured):
        135,000       6.00%, 1/1/14                                                                                         135,377
        650,000       6.00%, 1/1/23                                                                                         651,632
                    Refunding Series 1998 (Floyd Memorial Hosp. & Hlth. Svcs. Proj.):
        505,000       4.85%, 2/15/06                                                                                        513,075
        600,000       5.25%, 2/15/18                                                                                        613,116
                    Series 2001A (Community Foundation Northwest IN):
        780,000       5.50%, 8/1/05                                                                                         785,351
      1,100,000       5.50%, 8/1/06                                                                                       1,126,521
      1,000,000       6.00%, 8/1/07                                                                                       1,047,300
      1,000,000       6.00%, 8/1/08                                                                                       1,059,400
      1,320,000       5.50%, 8/1/13                                                                                       1,372,906
        340,000       6.375%, 8/1/21                                                                                        364,283
        300,000     Series 2004A (Community Foundation Northwest IN), 4.75%, 3/1/14                                         295,578
        500,000   IN HFA Single Family Mtg. Rev. Refunding Series 1992A, 6.80%, 1/1/17                                      500,860
                  IN Hlth. Fac. Fin. Auth. Rev. Refunding Series 1998:
                    (Greenwood Village South Proj.):
        150,000       5.25%, 5/15/06                                                                                        150,149
        170,000       5.35%, 5/15/08                                                                                        170,120
      1,875,000     (Marquette Manor Proj.), 5.00%, 8/15/18                                                               1,816,950
      1,000,000   Petersburg Pollution Ctrl. Rev. Refunding Series 1993A (Indianapolis Pwr. & Light Proj.)
                    (MBIA insured), 6.10%, 1/1/16                                                                         1,002,600
        240,000   South Knox Ind. Sch. Bldg. Corp. First Mtg. Rev. Series 1998, 4.80%, 7/15/17                              246,993

QUANTITY ($)      NAME OF ISSUER                                                                                 MARKET VALUE ($)(1)
                  Sullivan Industrial Pollution Ctrl. Rev. Refunding Series 1991 (Hoosier Energy Corp. Proj.):
      1,500,000     7.10%, 4/1/19                                                                                         1,511,489
        760,000     (MBIA insured), 7.10%, 4/1/19                                                                           779,912
                                                                                                                     ---------------
                                                                                                                         16,572,947
                                                                                                                     ---------------
   IOWA (0.5%)
        250,000   Cedar Rapids Pollution Ctrl. Rev. Refunding Series 1993 (IA Electric Light & Pwr. Co. Proj.),
                    5.50%, 11/1/23                                                                                          252,998
      1,130,000   IA Fin. Auth. Multifamily Hsg. Rev. Refunding Series 1997A (Kingswood Apts. Proj.)
                    (GNMA-collateralized), 6.15%, 5/1/32                                                                  1,175,652
                  IA Fin. Auth Single Family Rev. Series 2000D (GNMA/FNMA Mtg. Backed Securities Proj.):
        115,000     5.65%, 7/1/07                                                                                           118,821
        135,000     5.75%, 7/1/09                                                                                           140,377
        200,000   Scott Co. Rev. Refunding Series 2004 (Ridgecrest Village Proj.), 3.25%, 11/15/05                          199,790
                                                                                                                     ---------------
                                                                                                                          1,887,638
                                                                                                                     ---------------
   KANSAS (0.0%)
        130,000   Olathe & Labette Cos. Mtg. Loan Rev. 1991 Series B (GNMA collateralized) zero coupon, 7.56%
                    effective yield on purchase date, 2/1/23                                                                 36,696
                                                                                                                     ---------------

   LOUISIANA (1.2%)
                  East Baton Rouge Single Family Mtg. Rev. Refunding:
      1,005,000     Series 1997C-3 Subordinate Bonds, 5.65%, 10/1/18                                                      1,046,466
      7,200,000     Capital Appreciation Series 2000D1 (GNMA & FNMA collateralized) zero coupon,
                      6.46% effective yield on purchase date, 4/1/34                                                      1,148,256
        560,000   LA HFA Multifamily Mtg. Rev. Series 2003A (Section 8-202 Proj)(FSA insured), 4.40%, 6/1/33                568,075
        500,000   LA Public Facs. Auth. Rev. Series 1995A (Glen Retirement Sys. Proj.), 6.50%, 12/1/15                      516,540
        400,000   Orleans Levee Dist. Rev. Series 1995A (Tr. Rcpts.) (FSA insured), 5.95%, 11/1/14                          420,560
        450,000   South LA Port Common Rev. Refunding Series 1997 (Cargill, Inc. Proj.), 5.85%, 4/1/17                      470,313
                                                                                                                     ---------------
                                                                                                                          4,170,210
                                                                                                                     ---------------
   MAINE (0.9%)
      1,000,000   Regl. Waste Sys. Ind. Solid Waste Res. Recovery Rev. Series 1998P (FSA insured), 6.25%, 7/1/06          1,028,450
      1,000,000   Skowhegan Pollution Ctrl. Rev. Refunding Series 1993 (Scott Paper Co. Proj.), 5.90%, 11/1/13            1,012,830
      1,000,000   South Berwick Educ. Rev. Series 1998 (Berwick Academy Issue), 5.25%, 8/1/13                             1,033,100
                                                                                                                     ---------------
                                                                                                                          3,074,380
                                                                                                                     ---------------
   MARYLAND (0.1%)
       930,000   Prince Georges Co. Hsg. Auth. Residual Rev. Series 2000 (GNMA collateralized),
                    zero coupon, 6.15% effective yield on purchase date, 11/1/20                                            356,097
                                                                                                                     ---------------

   MASSACHUSETTS (0.7%)
                 MA Hlth. & Educ. Fac. Auth. Rev.:
       200,000      Series 1993B (Lahey Clinic Med. Ctr. Proj.), 5.40%, 7/1/06                                              201,232
                    Series 1998B (Cape Cod Healthcare Obligated Group Issue):
       320,000        5.00%, 11/15/05                                                                                       322,448
       900,000        5.25%, 11/15/13                                                                                       920,367
       255,000      Series 2001E (Berkshire Health Sys.), 4.50%, 10/1/05                                                    255,581
                 MA Dev. Fin. Agy. Rev. Series 2005 (Evergreen Ctr., Inc.):
       185,000      4.00%, 1/1/07                                                                                           185,115
       195,000      4.00%, 1/1/08                                                                                           194,136
       200,000      4.00%, 1/1/09                                                                                           197,456
        10,000   MA HFA Hsg. Projs. Rev. Series 1993A, 6.375%, 4/1/21                                                        10,013
       140,000   MA Indus. Fin. Agy. First Mtg. Rev. Series 1994A (Berkshire Retirement Proj.), 6.375%, 7/1/05              140,556
                                                                                                                     ---------------
                                                                                                                          2,426,904
                                                                                                                     ---------------

See accompanying notes to portfolios of investments on page 62.               31

SIT TAX-FREE INCOME FUND
MARCH 31, 2005
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

QUANTITY ($)      NAME OF ISSUER                                                                                MARKET VALUE  ($)(1)
   MICHIGAN (2.8%)
        520,000   Central Wayne Co. Sanitation Auth. Incinerator Rev. Series 2003VII, 4.375%, 7/1/06                        526,287
        395,000   John Tolfree Hlth. System, Mtg. Rev. & Refunding Series 1999, 5.30%, 9/15/05                              397,097
        225,000   MI Hosp. Fin. Auth. Rev. Refunding Series 1994 (Mercy Mem. Hosp. Proj.)(MBIA insured),
                    5.25%, 6/1/21                                                                                           229,858
        200,000   MI Hosp. Fin. Auth. Rev. Refunding Series 1997A (Detroit Medical Group), 5.25%, 8/15/27                   206,128
      1,150,000   MI Strategic Fund Ltd. Obligation Rev. Refunding Series 2001A (Ford Motor Co. Proj.), 7.10%,
                    2/1/06                                                                                                1,180,187
      2,500,000   MI Strategic Fund Ltd. Obligation Rev. Refunding Series 2003 (Dow Chemical Proj.)
                    (Mandatory Put 6/1/08), 4.60%, 6/1/14                                                                 2,584,525
      2,095,000   Southfield Econ. Dev. Corp. Ltd. Obligation Rev. Series 1998A (Lawrence Tech. Univ. Proj.),
                    5.25%, 2/1/13                                                                                         2,139,163
      1,873,912   Suburban Mobility Auth. Regl. Transportation C.O.P. Series 2002, 4.90%, 2/15/09 (5)                     1,889,653
                  Summit Academy North Public School C.O.P. Series 2001:
        130,000     5.60%, 7/1/05                                                                                           130,694
        135,000     5.70%, 7/1/06                                                                                           138,410
        145,000     5.95%, 7/1/07                                                                                           150,965
        200,000   Univ. of Michigan Student Fee Rev. Series 1995A, 5.25%, 4/1/11                                            204,000
                                                                                                                     ---------------
                                                                                                                          9,776,967
                                                                                                                     ---------------
   MINNESOTA (1.9%)
      3,410,000   Dakota Co. HRA Multifamily Mtg. Rev. Refunding Series 1997A (Park Place
                    Apts. Proj.)(GNMA Collateralized), 6.875%, 2/20/32                                                    3,654,906
        740,000   Hopkins Multifamily Hsg. Rev. Series 1996 (Hopkins Renaissance Proj.)(Section 8), 6.375%, 4/1/20          772,072
      2,315,000   Plymouth Multifamily Hsg. Dev. Rev. Refunding Series 1996A (GNMA collateralized)
                    (Fox Forest Apts. Proj.), 8.05%, 6/20/31                                                              2,443,320
                                                                                                                     ---------------
                                                                                                                          6,870,298
                                                                                                                     ---------------
   MISSISSIPPI (0.3%)
      1,000,000   MS Hosp. Equip. & Facs. Auth. Rev. Series 1997A (Rush Med. Fdn. Proj.), 6.00%, 1/1/16                   1,013,600
                                                                                                                     ---------------

   MISSOURI (3.0%)
      1,000,000   Cameron Industrial Dev. Auth. Rev. Refunding Series 2000 (Cameron Cmnty. Hosp. Proj.)
                     (ACA Insured), 5.80%, 12/1/09                                                                        1,050,240
        535,000   Chesterfield Rev. Refunding & Impt. Series 2002 (Chesterfield Vy. Projs.), 4.50%, 4/15/16                 536,493
        250,000   Greene Co. C.O.P. Series 2000 (Law Enforcement Proj.), 5.50%, 7/1/09                                      261,752
                  MO Dev. Finance Board Infrastructure Fac. Rev.:
                     Series 2000A (Eastland Ctr. Proj. Phase 1):
      1,080,000        5.75%, 4/1/09                                                                                      1,131,700
        550,000        5.75%, 4/1/12                                                                                        579,640
      1,000,000      Series 2000B (Eastland Ctr. Proj. Phase 2), 6.00%, 4/1/15                                            1,077,660
        450,000      Series 2005A (Public Safety Proj.), 4.00%, 3/1/08                                                      454,729
        260,000   Joplin Dev. Auth. Hlth. Facs. Rev. Series 2004 (Freeman Hlts. Sys. Proj.), 3.875%, 2/15/07                261,414
        500,000   Kansas City Port Auth. Facs. Rev. Series 1995A (Riverfront Park Proj.), 5.75%, 10/1/05                    504,470
      1,070,000   MO Hlth. & Educ. Fac. Auth. Educ. Fac. Rev. Series 1999 (Park College Proj.), 5.55%, 6/1/09             1,080,925
                  MO Environmental Impt. & Energy Res. Auth. Water Fac. Rev. Refunding:
        825,000      Series 1996, 5.25%, 12/1/09                                                                            863,734
        150,000      Series 1999 (Tri-Co. Water Auth. Proj.)(Radian insured), 5.50%, 4/1/07                                 156,692
        500,000   Riverside Tax Increment Rev. Series 2004 (L-385 Levee Proj.), 3.00%, 5/1/05                               500,120
        970,000   St. Louis Co.  Industrial Dev. Auth. Hsg. Rev. Refunding Series 1995 (South Point Apts. and
                     Hunter's Ridge Apts. Proj.), 7.875%, 1/1/25                                                            982,435
          5,000   St. Louis Co. Single Family Res. Mtg. Series 1984 (MBIA insured), 6.75%, 4/1/10                             5,050
      1,000,000   St. Louis Industrial Dev. Auth. Tax-Exempt Impt. Rev. Series 1998 (St. Louis Zoo Fdn.)
                     (LOC Nationsbank), 5.10%, 8/15/12                                                                    1,034,330
                                                                                                                     ---------------
                                                                                                                         10,481,384
                                                                                                                     ---------------

QUANTITY ($)      NAME OF ISSUER                                                                                 MARKET VALUE ($)(1)
   MONTANA (0.4%)
      1,135,000   Crow Finance Auth. Tribal Purpose Revenue Series 1997A, 5.70%, 10/1/27                                  1,175,951
                  Forsyth Pollution Ctrl. Rev. Refunding Series 1993 (Montana Power Co. Proj.)
        130,000     (Ambac insured), 5.90%, 12/1/23                                                                         130,000
         85,000     (MBIA insured), 6.125%, 5/1/23                                                                           85,237
                                                                                                                     ---------------
                                                                                                                          1,391,188
                                                                                                                     ---------------

   NEVADA (2.5%)
      2,500,000   Clark Co. Industrial Dev. Rev. Refunding Series 1992C (Nevada Power Co.)(Ambac insured),
                    7.20%, 10/1/22                                                                                        2,575,000
      2,750,000   Clark Co. Pollution Ctrl. Rev. Refunding Series 1992B (Nevada Pwr. Co. Proj.)(FGIC insured),
                    6.60%, 6/1/19                                                                                         2,759,598
        600,000   Las Vegas Paiute Tribe Rev. Series 2002A (ACA insured), 6.625%, 11/1/17                                   667,614
                  NV Hsg. Dev. SF Mtg. Program:
        285,000     Mezzanine Series 1998B-1, 5.30%, 4/1/16                                                                 297,312
        400,000     6.00%, 6/1/08                                                                                           404,288
      1,000,000     6.125%, 6/1/12                                                                                        1,017,660
      1,000,000   Washoe Co. Gas & Water Fac. Rev. Refunding Series 1987 (AMBAC insured), 6.30%, 12/1/14                  1,029,800
                                                                                                                     ---------------
                                                                                                                          8,751,272
                                                                                                                     ---------------
   NEW HAMPSHIRE (1.5%)
                  Manchester Hsg. & Redev. Auth. Rev.:
        300,000     Series 2000B (Radian assured) zero coupon, 5.25% effective yield on purchase date, 1/1/19               147,117
        875,000     Sereis 2000B (ACA insured), zero coupon, 6.00% effective yield on purchase date, 1/1/21                 358,846
        890,000     Series 2000A (ACA insured), 6.75%, 1/1/15                                                               945,047
        500,000   NH Hlth. & Educ. Fac. Auth. Rev. Series 2004 (Covenant Hlth. Proj.), 5.00%, 7/1/14                        509,985
                  NH Hlth. & Educ. Facs. Auth. Hosp. Rev. Series 2004 (Speare Mem. Hosp. Proj.):
        155,000     5.00%, 7/1/10                                                                                           157,238
        500,000     5.00%, 7/1/16                                                                                           492,360
                  NH Higher Educ. & Hlth. Fac. Auth. Rev.:
      1,575,000     Series 1993 (Frisbie Memorial Hosp. Proj.), 6.125%, 10/1/13                                           1,591,207
        690,000     Series 1997 (Catholic Charities Issue), 5.75%, 8/1/12                                                   706,512
        510,000   NH Higher Educ. & Hlth. Fac. Auth. Rev. Series 1998 (New Hampton School), 5.00%, 10/1/08                  533,455
                                                                                                                     ---------------
                                                                                                                          5,441,767
                                                                                                                     ---------------
   NEW JERSEY (1.0%)
      1,460,000   NJ Hsg. & Mtg. Finance Agy. Multifamily Hsg. Rev. Series 1995A (AMBAC insured), 6.00%, 11/1/14          1,493,463
      1,360,000   NJ Tobacco Settlement Financing Corp. Asset-Backed Rev. Series 2003, 4.375%, 6/1/19                     1,359,211
        500,000   Western Monmouth Utility Auth. Rev. Refunding Series 1995A (Ambac insured), 5.60%, 2/1/14                 510,280
                                                                                                                     ---------------
                                                                                                                          3,362,954
                                                                                                                     ---------------
   NEW MEXICO (0.5%)
      1,240,000   NM MFA Forward Mortgage-Backed Series 1995E (GNMA collateralized), 6.95%, 1/1/26                        1,271,868
        500,000   NM Hsg. Auth. Region III Multifamily Hsg. Rev. Series 2003A (Villa Del Oso Apts. Proj.), 6.00%,
                    7/1/17                                                                                                  495,675
        160,000   Taos Co. Gross Receipts Tax Rev. Series 2004 (Co. Education Improvement Proj.), 3.25%, 10/1/08            155,405
                                                                                                                     ---------------
                                                                                                                          1,922,948
                                                                                                                     ---------------


See accompanying notes to portfolios of investments on page 62.               33

SIT TAX-FREE INCOME FUND
MARCH 31, 2005
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

QUANTITY ($)      NAME OF ISSUER                                                                                 MARKET VALUE ($)(1)
   NEW YORK (1.3%)
        170,000   Monroe Co. Industrial Dev. Agy. Student Hsg. Rev. Series 1999A (Collegiate Hsg. Fdn. - Rochester
                    Institute of Technology Proj.), 4.90%, 4/1/09                                                           171,443
      1,230,000   NY Dorm Auth. Rev. Series 1996A (Maimonides Med. Ctr. Proj.), 5.75%, 8/1/24                             1,282,779
         95,000   NY Dorm Auth. Rev. Series 2002 (FHA insured), 4.00%, 2/1/12                                                94,727
      1,215,000   NY Port Auth. Rev. Series 1995, 5.75%, 6/15/30                                                          1,233,602
        505,000   NY Unrefunded Balance G.O. Series 1996G, 5.75%, 2/1/17                                                    522,640
        400,000   NY Urban Dev. Corp. Rev. Series 1996 (Pine Barrens Proj.), 5.375%, 4/1/17                                 408,644
                  NY Tobacco Settlement Fing. Corp Asset-Backed Rev.:
         85,000     Series 2003A-1, 5.00%, 6/1/09                                                                            85,161
        160,000     Series 2003C-1, 5.00%, 6/1/11                                                                           163,802
        250,000     Series 2003C-1, 5.25%, 6/1/13                                                                           264,302
        500,000     Series 2003C-1, 5.50%, 6/1/14                                                                           538,435
                                                                                                                     ---------------
                                                                                                                          4,765,535
                                                                                                                     ---------------
   NORTH CAROLINA (0.3%)
       200,000   Currituck Co. G.O. Series 1995 (MBIA insured), 5.40%, 4/1/14                                               204,000
       270,000   Mecklenburg Co. Indus. Facs. & Pollution Ctrl. Fin. Auth. Rev. Series 1993 (Fluor Corp. Proj.),
                    5.25%, 12/1/09                                                                                          270,535
       500,000   NC Med. Care Common Rev. Series 2004A (Hlth. Care Hsg. Proj.), 4.65%, 10/1/14                              491,715
                                                                                                                     ---------------
                                                                                                                            966,250
                                                                                                                     ---------------

   NORTH DAKOTA (0.1%)
       500,000   Mercer Co. Pollution Ctl. Rev. Refunding Series 1992 (Montana-Dakota Utils. Co. Proj.)
                    (FGIC insured), 6.65%, 6/1/22                                                                           501,565
                                                                                                                     ---------------

   OHIO (2.5%)
      2,780,000   Akron C.O.P. Series 1996 (Akron Baseball Stadium Proj.), 6.90%, 12/1/16 (5)                             2,948,941
         75,000   Akron Waterworks Rev. Refunding Series 1996 (MBIA insured), 4.80%, 3/1/07                                  76,637
      1,235,000   Bellefontaine Hosp. Rev. Refunding Series 1993 (Mary Rutan Hlth. Assoc.), 6.00%, 12/1/13                1,250,709
        295,000   Cleveland-Cuyahoga Port. Auth. Dev. Rev. Series 1999A (Port of Cleveland Bond Fund Capital
                    Imprv. Proj.), 5.375%, 5/15/19                                                                          294,835
                  Cleveland-Cuyahoga Port. Auth. Dev. Rev. :
        700,000     Series 2004D (Garfield Heights Proj.), 5.25%, 5/15/23                                                   685,538
        610,000     Series 2004E (Meyers Univ. Proj.), 4.65%, 5/15/14                                                       605,632
        530,000     Series 2004E (Meyers Univ. Proj.), 5.60%, 5/15/25                                                       531,055
        550,000   Dayton Airport Rev. Refunding Series 1995 (Cox-Dayton Intl. Proj.)(Ambac insured), 5.25%, 12/1/15         563,112
      1,000,000   Dayton Special Facs. Rev. Refunding Series 1998A (Emery Air Freight Proj.), 5.625%, 2/1/18              1,068,450
        250,000   Franklin Co. Hlth. Care Facs. Rev. Series 2005A (Ohio Presbyterian Svcs. Proj.), 5.125%, 7/1/35           245,380
        580,000   Mahoning Co. Hlth. Care Fac. Rev. Refunding Series 2002 (Copeland Oaks Proj.)
                    (LOC Sky Bank), 4.00%, 4/1/22                                                                           580,000
                                                                                                                     ---------------
                                                                                                                          8,850,289
                                                                                                                     ---------------
   OKLAHOMA (2.2%)
                  Citizen Potawatomi Nation Tax Rev. Series 2004A:
        240,000     3.40%, 9/1/05                                                                                           239,714
        660,000     5.00%, 9/1/08                                                                                           661,617
        500,000     6.50%, 9/1/16                                                                                           504,260
                  Comanche Co. Hosp. Auth. Rev.:
        415,000     Series 1993A (Connie Lee insured), 5.375%, 7/1/23                                                       427,068
        200,000     Refunding Series 2004 (Radian insured), 3.75%, 7/1/06                                                   201,672
                  Norman Regl. Hosp. Auth. Rev. Refunding Series 1996A (MBIA insured):
      1,500,000     5.625%, 9/1/16                                                                                        1,578,255
        250,000     5.625%, 9/1/21                                                                                          262,828

QUANTITY ($)      NAME OF ISSUER                                                                                 MARKET VALUE ($)(1)

                  OK Dev. Fin. Auth. Hosp. Rev. Series 2003A (Duncan Regl. Hosp. Proj.):
        670,000     4.00%, 12/1/05                                                                                          674,931
        800,000     4.00%, 12/1/06                                                                                          809,328
        200,000     5.00%, 10/1/05                                                                                          201,648
      1,320,000   Tulsa Industrial Auth. Educ. Fac. Rev. Refunding Series 1999B (Holland Hall School Proj.),
                    5.00%, 12/1/14                                                                                        1,359,917
        995,000   Valley View Hosp. Auth. Rev. Refunding Series 1996, 6.00%, 8/15/14                                      1,036,631
                                                                                                                     ---------------
                                                                                                                          7,957,869
                                                                                                                     ---------------
   OREGON (1.2%)
      3,305,000   Cow Creek Band Umpqua Tribe of Indians Rev. Series 1998B (Ambac insured), 5.10%, 7/1/12                 3,377,644
        200,000   Klamath Falls Intercmnty. Hosp. Auth. Rev. Refunding Series 2002 (Merle West Med. Ctr. Proj.),
                    5.20%, 9/1/09                                                                                           205,842
        475,000   OR Hsg. & Cmty. Svcs. Dept. Mtg. Rev. Series 2000K, 5.70%, 7/1/22                                         481,508
         25,000   OR G.O. Refunding Series 1992B, 6.375%, 8/1/24                                                             25,000
                                                                                                                     ---------------
                                                                                                                          4,089,994
                                                                                                                     ---------------
   PENNSYLVANIA (5.7%)
                  Allegheny Co. Hosp. Dev. Auth. Rev. Series 2003A (Ohio Valley Gen. Hosp. Proj.):
        200,000     2.50%, 4/1/05                                                                                           200,000
        245,000     3.30%, 4/1/08                                                                                           241,100
        135,000     3.875%, 4/1/10                                                                                          132,759
        115,000   Allegheny Co. Redev. Auth. Tax Alloc. Rev. Series 2000B (Waterfront Proj.), 5.75%, 12/15/05               116,765
                  Beaver Co. Indus. Dev. Auth. Pollution Ctrl. Rev.:
        350,000     Series 1977 (St. Joe Minerals Corp. Proj.), 6.00%, 5/1/07                                               360,080
        300,000     Series 1995A (Ambac insured) (OH Edison Beaver Valley Proj.), 7.05%, 10/1/20                            312,333
      1,150,000     Refunding Series 1995A (Toledo Edison Proj.), 7.75%, 5/1/20                                           1,208,386
        325,000   Bucks Co. Redev. Auth. Mtg. Rev. Refunding Series 1992A (Warminster Hts. Proj.)
                    (FHA insured)(Section 8), 6.875%, 8/1/23                                                                328,413
        565,000   Chartiers Valley Industrial & Commercial Dev. Auth. Rev. Refuning Series 2003A
                    (Friendship Village South Proj.), 4.75%, 8/15/11                                                        555,378
         85,000   Delaware Co. Auth. Hosp. Rev. Series 1994 (Crozer-Chester Proj.)(MBIA insured), 5.30%, 12/15/20            85,991
      2,750,000   Grove City Area Hosp. Auth. Rev. Series 1998 (United Cmnty. Hosp. Proj.), 5.25%, 7/1/12                 2,752,200
                  Horizon Hosp. System Auth. Hosp. Rev. Series 1996 (Horizon Hosp. Sys.):
        715,000     6.15%, 5/15/08                                                                                          748,505
        710,000     6.25%, 5/15/09                                                                                          742,426
      1,145,000     6.30%, 5/15/11                                                                                        1,196,559
        440,000   Lehigh Co. Indus. Dev. Auth. Pollution Ctrl. Rev. Refunding Series 1994A (PA Pwr. & Light Co. Proj.)
                    (MBIA insured), 5.50%, 2/15/27                                                                          445,223
                  Lehigh Co. General Purpose Auth.:
        500,000     Rev. Refunding Series 1996B (Cedar Crest College), 6.65%, 4/1/17                                        520,465
        610,000     Rev. Series 2004A (Good Shepherd Group), 4.00%, 11/1/09                                                 607,279
        500,000   McKean Co. Hosp. Auth. Rev. Refunding Series 1994 (Bradford Hosp. Proj.) (ACA insured), 6.00%,
                    10/1/13                                                                                                 509,310
        220,000   Montgomery Co. Indus. Dev. Auth. Retirement Cmnty. Rev. Series 1998, 5.25%, 11/15/28                      220,739
                  PA Hgr. Educ. Fac. Auth. Hlth. Svcs. Rev. Series 1996A (Allegheny Delaware Valley
                    Obligated Group, Inc.)(MBIA insured):
        150,000       5.500%, 11/15/08                                                                                      160,169
      3,890,000       5.875%, 11/15/16                                                                                    4,115,464


See accompanying notes to portfolios of investments on page 62.               35

SIT TAX-FREE INCOME FUND
MARCH 31, 2005
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

QUANTITY ($)      NAME OF ISSUER                                                                                 MARKET VALUE ($)(1)
                  PA Higher Educ. Fac. Auth.  Rev. Series (Widener Univ. Proj.):
        100,000       3.00%, 7/15/07                                                                                         99,184
        190,000       3.10%, 7/15/08                                                                                        187,211
        750,000   PA Hgr. Educ. Fac. Auth. Rev. Series 1996A (Univ. of PA Hlth. Svcs. Proj.), 5.75%, 1/1/17                 774,758
        590,000   PA Hgr. Educ. Fac. Auth. Rev. Series 2000 (Univ. of the Arts Proj.)(Radian insured), 5.75%, 3/15/30       629,902
        270,000   PA Hgr. Educ. Fac. Auth. Rev. Series 2002 (Geneva College Proj.), 4.25%, 4/1/05                           270,000
      1,550,000   Pittsburgh G.O. Series 1995B (FGIC insured), 5.00%, 3/1/08                                              1,565,020
      1,010,000   Washington Co. Auth. Rev. Series 1999, 6.15%, 12/1/29                                                   1,074,155
                                                                                                                     ---------------
                                                                                                                         20,159,774
                                                                                                                     ---------------

   RHODE ISLAND (0.6%)
        995,000   RI Hsg. & Mtg. Fin. Corp. Rental Hsg. Program Rev. Series 1993A (Section 8), 5.65%, 10/1/08               996,164
        260,000   RI Clean Water Protection Fin. Agy. Pooled Lien Rev. Series 1995A (MBIA insured), 5.375%, 10/1/15         268,315
        500,000   RI Clean Water Fin. Agy. Rev. Series 1994A (Safe Drinking Water Proj.)(Ambac insured), 6.50%, 1/1/09      511,670
        260,000   RI Hlth. & Educ. Bldg. Corp. Rev. Series 1997 (Steere House Proj.), 5.375%, 7/1/07                        264,425
        175,000   RI Hlth. & Educ. Bldg. Corp. Rev. Series 1996 (Roger Williams Univ.)(Connie Lee insured),
                  5.375%, 11/15/24                                                                                          184,116
                                                                                                                     ---------------
                                                                                                                          2,224,690
                                                                                                                     ---------------
   SOUTH CAROLINA (0.2%)
        650,000   SC Educ. Facs. Auth. Rev. Series 1996A (Furman Univ. Proj.)(MBIA insured), 5.50%, 10/1/26                 683,234
                                                                                                                     ---------------

   SOUTH DAKOTA (0.8%)
      2,250,000   SD Hlth. & Educ. Fac. Auth. Rev Series 2001C (Sioux Valley Hosp. & Health Sys. Proj.)
                    (LOC US Bank)(Mandatory Put 11/1/06), 4.85%, 11/1/19                                                  2,294,415
        400,000   SD Hlth. & Educ. Fac. Auth. Rev. Series 1994 (Huron Regional Med. Ctr. Proj.), 7.25%, 4/1/20              405,312
                                                                                                                     ---------------
                                                                                                                          2,699,727
                                                                                                                     ---------------
   TENNESSEE (2.3%)
        240,000   Metro Govt. Nashville & Davidson Co. Indus. Dev. Brd. Rev. Refunding Series 2001A
                    (GNMA collateralized), 6.625%, 3/20/36                                                                  263,998
                  Shelby Co. Hlth., Educ. & Hsg. Fac. Board Multifamily  Hsg. Rev.:
                    (CME Memphis Apts. Proj.):
      1,850,000       Senior Series 1998A, 5.35%, 1/1/19 (8) (9)                                                            921,929
      7,875,000       Senior Series 1998A, 5.55%, 1/1/29 (8) (9)                                                          3,902,614
      1,630,000       Subordinate Series 1998C, 6.00%, 1/1/29 (8) (9)                                                        28,525
                    (Eastwood Park Apts. Proj.):
         15,000       Series 1995A, 6.00%, 9/1/05 (8) (9)                                                                    10,425
      1,000,000       Senior Series 1995 A2, 6.40%, 9/1/25 (8) (9)                                                          695,000
        405,000       Subordinate Series 1995C, 7.50%, 9/1/25 (8) (9)                                                        40,500
                    (Raleigh Forest & Sherwood Apts. Proj.):
      2,670,000       Senior Series 1996A, 6.60%, 1/1/26 (8) (9)                                                          2,248,994
        610,000       Subordinate Series 1996C, 7.25%, 1/1/26 (8) (9)                                                        61,000
                                                                                                                     ---------------
                                                                                                                          8,172,985
                                                                                                                     ---------------
   TEXAS (11.8%)
                  Austin Convention Enterprises, Inc. (Convention Ctr.) Revenue:
        750,000     Series 2001A (Convention Center), 6.375%, 1/1/16                                                        790,575
        850,000     Series 2001B (ZC Specialty Ins. Co.), 5.75%, 1/1/16                                                     889,865
        250,000     Series 2001B (ZC Specialty Ins. Co.), 6.00%, 1/1/23                                                     267,995
         20,000   Austin Utilities System Rev. Refunding Series 1993 (MBIA insured), 5.25%, 5/15/18                          20,035
      1,000,000   Bell Co. Hlth. Fac. Dev. Corp. Retirement Fac. Rev. Series 1998 (Buckner Retirement Services, Inc.
                    Obligated Group, Proj.), 5.00%, 11/15/11                                                              1,031,940

QUANTITY ($)      NAME OF ISSUER                                                                                 MARKET VALUE ($)(1)
                  Beaumont HA Multifamily Mtg. Rev. Series 1993A (Section 8):
        385,000     6.65%, 11/1/07                                                                                          373,827
        590,000     6.75%, 11/1/10                                                                                          551,975
        470,000   Bexar Co. Rev. Series 2000 (Venue Proj.)(MBIA insured), 5.75%, 8/15/22                                    502,251
                  Bexar Co. HFC Multifamily Hsg. Rev.:
        575,000     Subordinated Series 2000C (Honey Creek Apts. Proj.), 8.00%, 4/1/30                                      566,214
        170,000     Subordinated Series 2001B (American Oppty. Hsg. Dublin Kingswood & Waterford Apts. Proj.),
                      7.50%, 12/1/14                                                                                        176,771
        125,000   Brazos Co. Hlth. Facs. Rev. Refunding Series 1993B (St. Joseph Hosp. & Hlth. Ctr. Proj.), 6.00%,
                      1/1/19                                                                                                126,118
        650,000   Brazos River Hbr. Nav. Dist Rev. Series 2002B-2 (Dow Chemical Co. Proj.), 4.75%, 5/15/33                  672,185
                  Dallas Hsg. Corp. Capital Program Revenue Bonds:
        835,000     Series 1995A (Estell Village Apts.) (Section 8), 7.875%, 12/1/09                                        838,599
        820,000     Series 1995 (Cedar Glen Apts.) (Section 8), 7.75%, 12/1/09                                              823,592
      6,306,000   Dallas HFC Multifamily Mtg. Rev. Series 1998A (GNMA collateralized) (Towne Ctr. Apts. Proj.), 6.75%,
                    10/20/32                                                                                              6,838,542
        200,000   Fort Bend Co. Utility Dist. No. 30 G.O. Refunding Series 1996 (Radian insured), 5.90%, 9/1/15             202,252
                  Hidalgo Co. Hlth. Svcs. Rev. Series 2005 (Mission Hosp., Inc. Proj.):
        325,000     3.50%, 8/15/05                                                                                          325,052
        255,000     4.00%, 8/15/06                                                                                          256,244
        515,000     4.00%, 2/15/07                                                                                          515,994
        700,000     5.00%, 8/15/19                                                                                          680,386
        500,000   Lewisville Combination Contract Rev. Refunding Series 2004 (ACA insured), 5.75%, 9/1/12                   545,935
         84,120   Midland HFC Single Family Mtg. Rev. Refunding Series 1992 A-2, 8.45%, 12/1/11                              87,307
                  Mesquite Hlth. Fac. Dev. Corp. Retirement Fac. Rev. (Christian Care Ctr. Proj.):
      1,000,000     Series 1996A, 6.30%, 2/15/12                                                                          1,014,000
        755,000     Series 2000A, 7.00%, 2/15/10                                                                            798,971
        500,000   North Central Hlth. Fac. Dev. Corp. Rev. Refunding Series 1995 (Baylor Hlth. Care Sys.), 5.50%, 5/15/13   521,475
      7,272,000   Nortex Hsg. Fin. Corp. Multifamily Hsg. Rev. Series 1999 (GNMA collateralized) (Highland Oaks Apts.
                    Proj.), 6.75%, 9/20/32                                                                                7,749,625
        250,000   Northwest Travis Co. Dist. No. 3 G.O. Refunding Series 1995 (Radian insured), 5.625%, 9/1/14              252,858
        266,760   Odessa HFC Single Family Mtg. Rev. Refunding Series 1992B Class B-2, 8.125%, 11/1/11                      267,605
        200,000   Palmer Plantation Utility Dist. No. 1 G.O. Refunding Series 1996 (Radian insured), 5.90%, 9/1/16          202,252
        500,000   Red River Auth. Pollution Ctrl. Rev. Refunding Series 1991 (AMBAC insured), 5.20%, 7/1/11                 511,095
      1,375,000   Richardson Hosp. Auth. Rev. Refunding Series 1998 (Baylor/Richardson Proj.), 5.625%, 12/1/28            1,411,162
        315,000   Tarrant Co. Hlth. Facs. Dev. Corp. Rev. Series 1997A (So. Central Nursing Proj.), 6.00%, 1/1/37           349,237
                  Tarrant Co. Hlth. Fac. Dev. Corp. Hosp. Rev.:
        185,000     Series 1997 (Ft. Worth Osteopathic Hosp. Proj.), 5.25%, 5/15/28                                         187,483
        515,000     Series 2000 (Adventist Hlth. Sys. Proj.), 5.80%, 11/15/05                                               524,697
                  Tarrant Co. HFC Multifamily Hsg. Rev:
        530,000     Senior Series 2001A (Westridge Apts. Proj.), 5.50%, 6/1/11                                              266,669
        490,000     Subordinate Series 2001C (Crossroads Apt. Proj.), 7.25%, 12/1/36 (8)(9)                                 277,399
      2,000,000   Tomball Hosp. Auth. Rev. Refunding Series 1993, 6.125%, 7/1/23                                          2,009,660
                  TX Affordable Hsg. Corp. Multifamily Hsg. Rev:
        955,000       Senior Series 2001A (NHT / GTEX Proj.)(MBIA insured), 4.10%, 10/1/08                                  979,133
        740,000       Junior Series 2001B (NHT / GTEX Proj.), 6.75%, 10/1/16 (8)(9)                                         163,732
                  TX Dept. Hsg. & Cmnty. Affairs Multifamily Hsg. Rev.:
        850,000     Senior Series 1996A (Harbors & Plumtree Apts. Proj.), 6.35%, 7/1/16                                     878,585
      3,610,000     Senior Series 1996A (Harbors & Plumtree Apts. Proj.), 6.45%, 7/1/26                                   3,698,770
        865,000     Subordinate Series 1996C (Harbors & Plumtree Apts. Proj.), 7.375%, 7/1/26                               837,424
        820,000   TX Public Property Fin. Corp. Mental Hlth. & Mental Retardation Rev. Series 1996, 6.20%, 9/1/16           847,191


See accompanying notes to portfolios of investments on page 62.               37

Sit Tax-Free Income Fund
MARCH 31, 2005
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

QUANTITY ($)      NAME OF ISSUER                                                                                 MARKET VALUE ($)(1)
        500,000   TX Turnnpike Auth. Rev. Series 1995 (George Bush Turnpike Proj.)(FGIC insured), 5.00%, 1/1/25             505,850
        250,000   TX Water Dev. Brd. Sr. Lien Rev. Series 1996B, 5.125%, 7/15/18                                            257,497
        265,000   Tyler Hlth. Facs. Dev. Corp. Rev. Series 1997B (East TX Med. Ctr. Proj.), 5.60%, 11/1/27                  282,710
                                                                                                                     ---------------
                                                                                                                         41,878,734
                                                                                                                     ---------------
   UTAH (0.6%)
        725,000   Eagle Mountain Water & Sewer Rev. Refunding Series 2000 (ACA insured), 5.60%, 11/15/13                    772,618
        600,000   Intermountain Power Agy. Rev. Series 1993B, 5.25%, 7/1/17                                                 604,110
                  Salt Lake Co. College Rev. Series 1999 (Westminister College Proj.):
        120,000     5.15%, 10/1/11                                                                                          127,094
        125,000     5.20%, 10/1/12                                                                                          131,586
        130,000     5.25%, 10/1/13                                                                                          136,317
        305,000   UT Hsg. Finance Agy. Multifamily Refunding Rev. Series 1996A (Section 8)
                    (FHA insured), 6.10%, 7/1/22                                                                            317,523
                                                                                                                     ---------------
                                                                                                                          2,089,248
                                                                                                                     ---------------
   VERMONT (0.3%)
                  VT Educ. & Hlth. Bldgs. Financing Agency Rev.:
        420,000     Series 1998 (Norwich Univ. Proj.), 5.13%, 7/1/09                                                        438,325
        200,000     Series 2002A (Developmental & Mental Hlth. Proj.), 4.375%, 6/15/07                                      199,710
        400,000     Series 2003A (Vermont Law School Proj.), 5.00%, 1/1/13                                                  407,680
                                                                                                                     ---------------
                                                                                                                          1,045,715
                                                                                                                     ---------------
   VIRGINIA (0.9%)
        415,000   Alexandria Industrial Dev. Auth. Rev. Pollution Control Refunding Series 1994 (Potomac Electric
                    Proj.) (MBIA insured), 5.375%, 2/15/24                                                                  419,934
        650,000   Chesapeake Hosp. Auth. Fac. Rev. Refunding Series 2004A (Chesapeake Gen. Hosp. Proj.), 4.25%,
                    7/1/16                                                                                                  621,342
        250,000   Chesterfield Co. Industrial Dev. Auth. Pollution Ctrl. Rev. Series 1987A Rmktg.
                    (VA Elec. & Power Co. Proj.), 5.875%, 6/1/17                                                            269,268
        260,000   Fairfax Co. Indus. Dev. Auth. Rev. Series 1996 (Inova Hlth. Sys. Proj.), 6.00%, 8/15/26                   274,776
        385,000   Hanover Co. Indus. Dev. Auth. Rev. Series 1995 (Bon Secours Hlth. Sys. Proj.), 5.50%, 8/15/25             395,695
                  Prince William Co. Indus. Dev. Auth. Educ. Fac. Rev. Series 2003 (Catholic Diocese Arlington):
      1,000,000     4.375%, 10/1/13                                                                                         989,510
        100,000     5.00%, 10/1/18                                                                                          100,451
                                                                                                                     ---------------
                                                                                                                          3,070,976
                                                                                                                     ---------------
   WASHINGTON (1.1%)

        200,000   Energy Northwest Wind Proj. Rev. Series 2001B, 4.55%, 7/1/06                                              202,488
                  King Co. Hsg. Auth. Rev. Refunding:
        515,000      Senior Series 1995A, 6.80%, 3/1/26                                                                     525,769
      1,550,000      Subordinated Series 1995A, 7.20%, 3/1/26                                                             1,586,704
        350,000   Skagit Co. Public Hosp. Rev Refunding Series 2003, 3.75%, 12/1/05                                         349,891
        125,000   Sumner Impt. Dist. No. 70 Special Assessment Series 2005, 2.75%, 1/15/22                                  124,734
        500,000   WA HFC Nonprofit Hsg. Rev. Refunding Series 1995A (Horizon House Proj.), 6.125%, 7/1/27                   520,945
        400,000   WA Tobacco Settlement Fing. Corp Asset-Backed Rev. Series 2002, 5.00%, 6/1/08                             409,492
                                                                                                                     ---------------
                                                                                                                          3,720,023
                                                                                                                     ---------------
   WEST VIRGINIA (1.1%)
      3,500,000   Pleasants Co. Pollution Ctrl. Rev. Series 1995C (Monongahela Pwr. Co.), 6.15%, 5/1/15                   3,600,870
        250,000   WV Hsg. Dev. Fd. Rev. Series 1997A, 5.45%, 5/1/09                                                         261,082
                                                                                                                     ---------------
                                                                                                                          3,861,952
                                                                                                                     ---------------

QUANTITY ($)      NAME OF ISSUER                                                                                 MARKET VALUE ($)(1)
    WISCONSIN (3.6%)
         65,000   WI Hsg. & Econ. Dev. Auth. Home Ownership Rev. Series 1997A, 6.00%, 3/1/17                                 67,999
      1,000,000   WI HEDA Hsg. Rev. Series 1993C (MBIA insured)(Section 8), 5.80%, 11/1/13                                1,009,850
                  WI Hlth. & Educ. Fac. Auth. Rev.:
        550,000     Series 1995 (Franciscan Sisters Proj.)(Connie Lee insured), 5.50%, 2/15/14                              562,276
        335,000     Series 1996 (Meriter Hosp., Inc. Proj.), 6.00%, 12/1/06                                                 341,398
        750,000     Refunding Series 1997B, (United Hlth. Grp., Inc. Proj.), 5.50%, 12/15/20                                798,652
        135,000     Series 1998 (Lawrence Univ. Proj.), 5.125%, 4/15/28                                                     132,933
        520,000     Series 1999 (FH Hlth. Care Dev. Inc Proj.), 5.625%, 11/15/09                                            540,946
                    Series 1999 (Kenosha Hosp. & Med. Ctr., Inc. Proj.):
        670,000       5.00%, 5/15/06                                                                                        683,065
        705,000       5.10%, 5/15/07                                                                                        729,196
        740,000       5.15%, 5/15/08                                                                                        772,197
        820,000       5.35%, 5/15/10                                                                                        868,191
        865,000       5.45%, 5/15/11                                                                                        914,634
      1,130,000     Series 1999A (Aurora Hlth. Care Proj), 5.60%, 2/15/29                                                 1,146,973
        125,000     Series 1999B (Aurora Hlth. Care Proj), 5.50%, 2/15/15                                                   128,622
        500,000     Series 1999B (Aurora Hlth. Care Proj)(ACA insured), 5.625%, 2/15/29                                     509,870
        780,000     Series 1999 (FH Hlth. Care Dev., Inc. Proj.), 6.25%, 11/15/28                                           824,327
        900,000     Series 1999 (Divine Savior, Inc. Proj.)(ACA insured), 5.70%, 6/1/28                                     933,012
                    Series 2001 (Agnesian Healthcare, Inc. Proj.):
        150,000       5.00%, 7/1/06                                                                                         153,460
        550,000       6.00%, 7/1/17                                                                                         586,910
        340,000       6.00%, 7/1/21                                                                                         359,336
        105,000     Series 2004A (Three Pillars Sr. Living Proj.), 4.15%, 8/15/11                                           102,044
        450,000     Series 2004 (Blood Ctr. Southeastern Proj.), 5.50%, 6/1/24                                              460,894
                                                                                                                     ---------------
                                                                                                                         12,626,785
                                                                                                                     ---------------
    WYOMING (0.2%)
        615,000   Sweetwater Co. Pollution Ctrl. Rev. Refunding Series 1996A (Idaho Pwr. Co. Proj.), 6.05%, 7/15/26         642,367
                                                                                                                     ---------------

Total municipal bonds (cost:  $346,643,035)                                                                             340,485,617
                                                                                                                     ---------------

CLOSED-END MUTUAL FUNDS (0.4%) (2)
         58,000   Blackrock Insured Municipal Term Trust 2008                                                               914,080
            100   Van Kampen Municipal Trust/Investment Grade                                                                 1,457
          8,000   Van Kampen Muni Income Trust                                                                               70,960
         16,000   Van Kampen Sector Muni Trust                                                                              198,880
         12,300   Van Kampen Select Sector Municipal Trust                                                                  148,953
                                                                                                                     ---------------

Total closed-end mutual funds (cost:  $1,367,204)                                                                         1,334,330
                                                                                                                     ---------------

SHORT-TERM SECURITIES (2.2%) (2)
      1,573,692   Dreyfus Tax-Exempt Cash Management Fund, 1.97%                                                          1,573,692
      2,250,000   SD Hlth. & Educ. Facs. Auth. Rev. Series 2004 (Avera Hlth. Proj.), variable rate, 7/1/24                2,250,000
      4,100,000   SD Hlth. & Educ. Facs. Auth. Rev. Series 2004 (Avera Hlth. Proj.), variable rate, 7/1/30                4,100,000
                                                                                                                     ---------------

Total short-term securities (cost:  $7,923,692)                                                                           7,923,692
                                                                                                                     ---------------

Total investments in securities (cost:  $355,933,931) (7)                                                               $349,743,639
                                                                                                                     ---------------


See accompanying notes to portfolios of investments on page 62.               39

SIT MINNESOTA TAX-FREE INCOME FUND
ONE YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------
SENIOR PORTFOLIO MANAGERS
MICHAEL C. BRILLEY   o   DEBRA A. SIT, CFA   o   PAUL J. JUNGQUIST, CFA


   The Minnesota Tax Free Income Fund returned +2.69% over the past twelve months compared to +0.26% for the Lehman 5-Year Municipal Bond Index. The Fund's 30-day SEC yield was 4.49% as of March 31st and its 12-month distribution rate was 4.33%. The Fund's taxable equivalent yield of 7.50% for investors in the highest state and federal tax brackets compares favorably to taxable alternatives.

   Over the past 12 months, the Federal Reserve increased the federal funds target rate by 25 basis points on seven occasions beginning on June 30th, 2004. The municipal yield curve flattened, with 1-year maturity municipals rising 1.5%, 5-year maturities rising 0.9%, 10-year maturities rising 0.4%, and 30-year maturities rising 0.05%. The rising yields for short and intermediate term bonds produced price depreciation for bonds in those maturity ranges.

   The Fund's largest sector holdings are in multifamily housing, hospital/healthcare, and industrial revenue/pollution control issues. The multifamily housing and hospital/healthcare sectors earned higher returns than the Lehman 5-Year Municipal Bond Index, while the industrial revenue/pollution control sector was in line with the benchmark. The primary factors affecting returns over the twelve-month period were the Fund's strong income advantage relative to the benchmark, and the 32% allocation to multifamily housing issues, which provided high levels of income with very little price depreciation.

   We expect the Federal Reserve to further increase short-term rates by 1.0% to 1.5% over the next twelve months. These rate increases are expected to cause higher interest rate levels across the entire yield curve, with the largest increases expected in the short to intermediate maturity range. The Fund's duration is shorter than most Minnesota municipal bond funds, which should position it to perform well in a rising interest rate environment.

--------------------------------------------------------------------------------
                       INVESTMENT OBJECTIVE AND STRATEGY
--------------------------------------------------------------------------------

   The investment objective of the Minnesota Tax-Free Income Fund is to provide a high level of current income exempt from federal regular income tax and Minnesota regular personal income tax as is consistent with the preservation of capital.

   During normal market conditions, the Fund invests 100% of its net assets in municipal securities that generate interest income that is exempt from regular federal income tax and Minnesota regular personal income tax. The Fund anticipates that substantially all of its distributions to its shareholders will be exempt as such. For investors subject to the alternative minimum tax ("AMT"), up to 20% of the Fund's income may be alternative minimum taxable income.

--------------------------------------------------------------------------------
                               PORTFOLIO SUMMARY
--------------------------------------------------------------------------------

             Net Asset Value   3/31/05:    $ 10.09 Per Share
                               3/31/04:    $ 10.26 Per Share
                      Total Net Assets:    $233.0 Million
                      30-day SEC Yield:       4.49%
                  Tax Equivalent Yield:       7.50%(1)
            12-Month Distribution Rate:       4.33%
                      Average Maturity:      12.7 Years
       Duration to Estimated Avg. Life:       4.0 Years(2)
                      Implied Duration:       4.1 Years(2)

(1)For individuals in the 35.0% federal tax and 7.85% MN tax brackets.
(2)See next page.

--------------------------------------------------------------------------------
                              PORTFOLIO STRUCTURE
                            (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------

                   Multifamily Mortgage      31.9
                                Revenue

                        Hospital/Health      19.3
                           Care Revenue

                                Insured       9.0

                    Other Revenue Bonds       7.7

                   Industrial/Pollution       7.7
                                Control

                    General Obligations       5.1

                 Sectors less than 5.0%      11.6

                           Cash & Other       7.7
                             Net Assets

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------

                  SIT             LEHMAN              LIPPER
              MN TAX-FREE      5-YEAR MUNI.       MN MUNI. BOND
              INCOME FUND       BOND INDEX         FUND INDEX
              -----------      ------------       -------------
3 Month**         0.60%            -1.15%             -0.13%
6 Month**         1.96             -0.36                n/a
1 Year            2.69              0.26               2.18
5 Years           5.58              5.49               5.87
10 Years          5.27              5.30               5.34
Inception         5.24              5.05               4.98
   (12/1/93)

--------------------------------------------------------------------------------
                           CUMULATIVE TOTAL RETURNS*
--------------------------------------------------------------------------------

                  SIT             LEHMAN              LIPPER
              MN TAX-FREE      5-YEAR MUNI.       MN MUNI. BOND
              INCOME FUND       BOND INDEX          FUND INDEX
              -----------      ------------       -------------
1 Year            2.69%             0.26%              2.18%
5 Years          31.19             30.62              32.99
10 Years         67.07             67.63              68.18
Inception        78.47             74.72              73.53
   (12/1/93)

*AS OF 3/31/05.                           **NOT ANNUALIZED.

--------------------------------------------------------------------------------
PERFORMANCE FIGURES ARE HISTORICAL AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL VARY, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AS WELL AS REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. MANAGEMENT FEES AND ADMINISTRATIVE EXPENSES ARE INCLUDED IN THE FUND'S PERFORMANCE; HOWEVER, FEES AND EXPENSES ARE NOT INCORPORATED IN THE LEHMAN 5-YEAR MUNICIPAL BOND INDEX. THE LIPPER RETURNS ARE OBTAINED FROM LIPPER ANALYTICAL SERVICES, INC., A LARGE INDEPENDENT EVALUATOR OF MUTUAL FUNDS.

(2) Duration is a measure which reflects estimated price sensitivity to a given change in interest rates. For example, for an interest rate change of 1%, a portfolio with a duration of 5 years would be expected to experience a price change of 5%. Estimated average life duration is based on current interest rates and the Adviser's assumptions regarding the expected average life of individual securities held in the portfolio. Implied duration is calculated based on historical price changes of securities held by the Fund. The Adviser believes that the portfolio's implied duration is a more accurate estimate of price sensitivity provided interest rates remain within their historical range. If interest rates exceed the historical range, the estimated average life duration may be a more accurate estimate of price sensitivity.

--------------------------------------------------------------------------------
                               GROWTH OF $10,000
--------------------------------------------------------------------------------

                               [PLOT POINTS CHART]

                     Sit                                Sit                                Sit
                  Minnesota Lehman                   Minnesota Lehman                   Minnesota Lehman
                  Tax-Free  5-Year                   Tax-Free  5-Year                   Tax-Free  5-Year
                   Income  Municipal                  Income  Municipal                  Income  Municipal
         Date       Fund   Bond Index       Date       Fund   Bond Index       Date       Fund   Bond Index
         ----     -------- ----------       ----     -------- ----------       ----     -------- ----------
       12/1/1993    10,000   10,000       9/30/1997    12,762   12,191       7/31/2001    15,078   14,946
      12/31/1993    10,160   10,146      10/31/1997    12,880   12,255       8/31/2001    15,259   15,147
       1/31/1994    10,245   10,237      11/30/1997    12,932   12,293       9/30/2001    15,300   15,193
       2/28/1994    10,136   10,070      12/31/1997    13,107   12,398      10/31/2001    15,410   15,319
       3/31/1994     9,920    9,861       1/31/1998    13,187   12,511      11/30/2001    15,364   15,196
       4/29/1994    10,016    9,921       2/28/1998    13,214   12,531      12/31/2001    15,307   15,122
       5/31/1994    10,147    9,971       3/31/1998    13,262   12,541       1/31/2002    15,447   15,366
       6/30/1994    10,129    9,966       4/30/1998    13,254   12,489       2/28/2002    15,563   15,540
       7/31/1994    10,255   10,082       5/31/1998    13,384   12,639       3/31/2002    15,449   15,210
       8/31/1994    10,294   10,130       6/30/1998    13,442   12,682       4/30/2002    15,629   15,561
       9/30/1994    10,228   10,062       7/31/1998    13,512   12,727       5/31/2002    15,737   15,665
      10/31/1994    10,134    9,996       8/31/1998    13,659   12,882       6/30/2002    15,839   15,836
      11/30/1994    10,006    9,904       9/30/1998    13,793   13,015       7/31/2002    15,981   16,007
      12/31/1994    10,225   10,016      10/31/1998    13,796   13,053       8/30/2002    16,087   16,161
       1/31/1995    10,437   10,140      11/30/1998    13,863   13,076       9/30/2002    16,259   16,385
       2/28/1995    10,631   10,318      12/31/1998    13,911   13,122      10/31/2002    16,163   16,218
       3/31/1995    10,682   10,423       1/31/1999    13,987   13,260      11/30/2002    16,177   16,202
       4/30/1995    10,706   10,463       2/28/1999    13,957   13,247      12/31/2002    16,388   16,525
       5/31/1995    10,924   10,683       3/31/1999    14,002   13,258       1/31/2003    16,387   16,553
       6/30/1995    10,897   10,702       4/30/1999    14,042   13,298       2/28/2003    16,555   16,732
       7/31/1995    10,949   10,832       5/31/1999    14,028   13,244       3/31/2003    16,553   16,708
       8/31/1995    11,044   10,931       6/30/1999    13,903   13,094       4/30/2003    16,599   16,787
       9/30/1995    11,094   10,958       7/31/1999    13,918   13,175       5/31/2003    16,791   17,056
      10/31/1995    11,215   11,025       8/31/1999    13,750   13,169       6/30/2003    16,790   17,012
      11/30/1995    11,346   11,125       9/30/1999    13,687   13,217       7/31/2003    16,542   16,642
      12/31/1995    11,441   11,183      10/31/1999    13,485   13,185       8/31/2003    16,619   16,759
       1/31/1996    11,487   11,294      11/30/1999    13,533   13,262       9/30/2003    16,869   17,184
       2/29/1996    11,470   11,262      12/31/1999    13,380   13,218      10/31/2003    16,884   17,071
       3/29/1996    11,443   11,183       1/31/2000    13,289   13,212      11/30/2003    17,026   17,140
       4/30/1996    11,442   11,181       2/29/2000    13,403   13,255      12/31/2003    17,111   17,207
       5/31/1996    11,509   11,176       3/31/2000    13,604   13,376       1/31/2004    17,190   17,288
       6/30/1996    11,583   11,243       4/30/2000    13,575   13,346       2/29/2004    17,365   17,499
       7/31/1996    11,688   11,325       5/31/2000    13,529   13,342       3/31/2004    17,379   17,426
       8/31/1996    11,719   11,336       6/30/2000    13,744   13,587       4/30/2004    17,202   17,077
       9/30/1996    11,879   11,428       7/31/2000    13,919   13,730       5/31/2004    17,157   16,989
      10/31/1996    11,982   11,527       8/31/2000    14,097   13,879       6/30/2004    17,209   17,052
      11/30/1996    12,104   11,677       9/30/2000    14,088   13,855       7/31/2004    17,238   17,210
      12/31/1996    12,115   11,655      10/31/2000    14,195   13,952       8/31/2004    17,441   17,512
       1/31/1997    12,124   11,694      11/30/2000    14,242   14,012       9/30/2004    17,503   17,535
       2/28/1997    12,197   11,780      12/31/2000    14,462   14,238      10/31/2004    17,613   17,632
       3/31/1997    12,159   11,651       1/31/2001    14,556   14,483      11/30/2004    17,591   17,516
       4/30/1997    12,262   11,702       2/28/2001    14,659   14,523      12/31/2004    17,740   17,675
       5/31/1997    12,366   11,846       3/31/2001    14,750   14,642       1/31/2005    17,856   17,670
       6/30/1997    12,470   11,937       4/30/2001    14,669   14,560       2/28/2005    17,877   17,583
       7/31/1997    12,711   12,146       5/31/2001    14,823   14,711       3/31/2005    17,847   17,472
       8/31/1997    12,667   12,084       6/30/2001    14,909   14,786

The sum of $10,000 invested at inception (12/1/93) and held until 3/31/05 would have grown to $17,847 in the Fund or $17,472 in the Lehman 5-Year Municipal Bond Index assuming reinvestment of all dividends and capital gains.

--------------------------------------------------------------------------------
                                QUALITY RATINGS
                            (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------

                                  [PIE CHART]

                           Other Assets
                        and Liabilities       7.7%

                              Not Rated      37.3%

                          Less Than BBB       2.1%

                                    BBB      14.2%

                                      A      16.0%

                                     AA       8.5%

                                    AAA      14.2%

                                  Assessment of
                              Non-Rated Securities

                                    AAA       7.6%
                                     AA       0.6
                                      A       5.3
                                    BBB      16.6
                                     BB       6.9
                           Less Than BB       0.3
                                             -----
                                  Total      37.3%

          LOWER OF MOODY'S, S&P, FITCH OR DUFF & PHELPS RATINGS USED.

SIT MINNESOTA TAX-FREE INCOME FUND
MARCH 31, 2005
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

QUANTITY ($)      NAME OF ISSUER                                                                                 MARKET VALUE ($)(1)
MUNICIPAL BONDS (92.3%) (2)
   EDUCATION/STUDENT LOAN (4.5%)
      1,000,000   Minneapolis Rev. Series 1997A (Univ. Gateway proj.), 5.25%, 12/1/17                                     1,048,140
                  Minnesota Higher Educ. Fac. Auth. Rev. :
        125,000     Series 1992-3L1 (Carleton College), 5.75%, 11/1/12                                                      128,833
        425,000     Series 1996-4F1 (Augsburg College), 6.25%, 5/1/23                                                       440,126
        800,000     Series 1997-4L (St. John's University), 5.35%, 10/1/17                                                  828,728
        400,000     Series 1997-4L (St. John's University), 5.40%, 10/1/22                                                  415,952
         50,000     Series 1997-4J (Macalester College), 5.40%, 3/1/09                                                       52,066
        750,000     Series 1998-4T (College of St. Benedict), 5.35%, 3/1/20                                                 757,927
        100,000     Series 1998-4R (St. Olaf College), 5.25%, 10/1/23                                                       101,684
        458,000     Lease Rev. Series 1999-5A (Concordia University), 5.25%, 4/25/14                                        461,238
        700,000     Series 1999-4Y (Augsburg College), 5.05%, 10/1/13                                                       718,823
        150,000     Series 1999-4Y (Augsburg College), 5.20%, 10/1/16                                                       153,498
         75,000     Series 1999-4Y (Augsburg College), 5.30%, 10/1/27                                                        76,666
        700,000     Series 2005-6C (Augsburg College), 5.00%, 5/1/23 (10)                                                   716,394
        100,000     Series 1999-4Z (Northwestern Hlth. Services University), 4.875%, 10/1/09                                102,945
        275,000     Series 1999-4Z (Northwestern Hlth. Services University), 5.20%, 10/1/13                                 280,467
        100,000     Series 2000-5D (College Art & Design), 5.75%, 5/1/08                                                    107,154
         50,000     Series 1998-4T (St. Benedict College), 5.125%, 3/1/13                                                    50,563
         50,000     Series 1996-4A1 (University of St. Thomas), 5.625%, 10/1/21                                              51,636
                    Series 2004-5U (St. Mary's Univ.):
        200,000       2.00%, 10/1/05                                                                                        199,348
        270,000       3.75%, 10/1/13                                                                                        260,547
        310,000   Northfield Lease Rev. Series 1999A (Village School Proj.), 7.50%, 12/1/24                                 268,953
        550,000   Ramsey Lease Rev. Series 2004A (Pact Charter School Proj.), 5.65%, 12/1/13                                552,568
                  St. Paul Hsg. & Redev. Auth. Lease Rev.:
        100,000     Series 1999 (St. Paul Academy & Summit School Proj.), 5.50%, 10/1/24                                    103,909
        825,000     Series 2001A (Cmty. of Peace Academy Proj.), 6.375%, 12/1/11                                            835,387
        750,000     Series 2001A (Cmty. of Peace Academy Proj.), 7.00%, 12/1/15                                             770,902
        350,000     Series 2001A (Cmty. of Peace Academy Proj.), 7.375%, 12/1/19                                            363,303
        415,000     Series 2002A (New Spirit Charter School Proj.), 6.50%, 12/1/12                                          418,436
        100,000   Victoria Private School Fac. Rev. Series 1999A (Holy Family Catholic H.S. Proj.), 5.20%, 9/1/11           100,760
        165,000   Winona Port. Auth. Lease Rev. Series 1999A (Bluffview Montessori School Proj.), 8.00%, 12/1/24            174,600
                                                                                                                     ---------------
                                                                                                                         10,541,553
                                                                                                                     ---------------
   ESCROWED TO MATURITY/PREREFUNDED (0.6%)
                  MN Public Facs. Auth. Wtr. Pollution Ctrl. Rev. Series 1997:
        215,000     5.00%, 3/1/12                                                                                           223,505
        105,000     5.00%, 3/1/16                                                                                           109,154
        710,000   Puerto Rico Childrens Trust Fund Tobacco Settlement Rev. Series 2000, 5.75%, 7/1/20                       753,665
        200,000   Red Wing Hlth. Care Ctr. Fac. Rev. Refunding Series 1993B (River Region Oblig. Group), 6.20%,
                    9/1/05                                                                                                  203,074
                                                                                                                     ---------------
                                                                                                                          1,289,398
                                                                                                                     ---------------
   GENERAL OBLIGATION (5.1%)
                  Apple Valley Equipment Certficates G.O. Series 2004:
         35,000     2.50%, 10/1/05                                                                                           35,011
         40,000     2.50%, 10/1/06                                                                                           39,877
        515,000   Carver Co. Hsg. & Redev. Auth. Hsg. & Dev. Gross Rev. Ltd.Tax G.O.
                    (Chanhassen Apts. Proj.), 7.00%, 1/1/25                                                                 542,233
         75,000   Cold Spring G.O. Series 2000, 5.15%, 2/1/09                                                                76,964

QUANTITY ($)      NAME OF ISSUER                                                                                 MARKET VALUE ($)(1)
      1,100,000   Fridley Refunding Tax Increment G.O. Series 1997A, 5.00%, 8/1/06                                        1,108,635
         50,000   Hutchinson ISD No. 423 G.O. Series 1996A, 5.85%, 2/1/18                                                    53,280
         50,000   Minneapolis Refunding G.O. Series 1993A, 5.10%, 12/1/08                                                     50,826
      1,000,000   Minneapolis Refunding G.O. Series 1993B, 5.05%, 3/1/06                                                  1,010,130
         45,000   Minneapolis G.O. Series 1999 (Parking Ramp Proj.), 5.125%, 12/1/16                                         48,201
        300,000   Minneapolis ISD No. 001 Series 1997, 5.00%, 2/1/09                                                        305,628
      1,000,000   MN G.O. Refunding Series 2003, 2.00%, 8/1/05                                                              999,020
      4,000,000   MN G.O. Series 1997, 4.90%, 8/1/14                                                                      4,160,440
        780,000   New Ulm ISD No. 088 Refunding G.O. Series 1998, 4.35%, 2/1/17                                             782,964
      1,000,000   Savage G.O. Series 1996A, 5.35%, 2/1/07                                                                 1,021,620
        130,000   St. Anthony G.O. Series 2004B, 1.55%, 2/1/07                                                              126,885
        100,000   St. Cloud Infrastructure Mgmt. Fund G.O. Series 1997C, 4.70%, 3/1/06                                      100,171
                  St. Paul Cap. Impt. G.O. Series 2005:
        835,000     4.00%, 3/1/06                                                                                           845,872
        290,000     4.00%, 9/1/06                                                                                           295,403
        100,000   St. Paul ISD No. 625 G.O. Series 1998A, 5.00%, 2/1/12                                                     101,882
        100,000   St. Paul Street Impt. Special Assessment G.O. Series 2000B, 5.30%, 3/1/12                                 105,472
                                                                                                                     ---------------
                                                                                                                         11,810,514
                                                                                                                     ---------------
   HOSPITAL/HEALTH CARE (19.3%)
                  Aitkin Hlth. Care Fac. Rev. Series 2001 (Riverwood Hlth. Care Ctr. Proj.):
        250,000     6.00%, 2/1/06                                                                                           251,993
        250,000     6.25%, 2/1/07                                                                                           254,525
                  Alexandria Hlth. Care Fac. Rev. Series 2002B (BSM Property - Bethany Home Proj.):
        375,000     4.65%, 7/1/06                                                                                           375,326
        375,000     4.95%, 7/1/07                                                                                           375,555
                  Bemidji Hosp. Fac. Rev. Refunding (North Country Hlth. Proj.):
        105,000     Series 1995, 6.05%, 9/1/24                                                                              106,026
      1,035,000     Series 1996, 5.625%, 9/1/21                                                                           1,072,374
                  Brooklyn Center Hlth. Care Fac. Rev. Series 1993 (Maranatha Proj.):
         50,000     6.75%, 12/1/05                                                                                           50,042
        500,000     7.50%, 12/1/10                                                                                          500,405
        200,000     7.60%, 12/1/18                                                                                          200,148
        305,000   Cambridge Hsg. & Hlth. Care Fac. Rev. Series 1998C (Grandview West Proj.), 5.25%, 10/1/08                 308,053
        970,000   Columbia Heights Multifamily & Health Care Fac. Rev.  Series 1998
                    (Crest View Corp. Proj.), 5.75%, 9/1/11                                                                 955,159
                  Crookston Nursing Home & Multifamily Hsg. Rev Series 2002A (Villa St. Vincent Proj.):
        100,000     4.75%, 9/1/08                                                                                           100,862
         75,000     5.50%, 9/1/11                                                                                            76,447
      1,000,000   Cuyuna Range Hosp. Dist. Hlth. Fac. Gross Rev. Series 1999A, 6.00%, 6/1/19                              1,002,980
      1,500,000   Detroit Lakes Hsg. Rev. Refunding Series 2004E (Mankato Lutheran Proj.), 4.25%, 8/1/34                  1,500,285
        450,000   Duluth Econ. Dev. Auth. Hlth. Care Fac. Rev. Series 2002 (St. Luke's Hosp. Proj.), 6.00%, 6/15/12         451,255
        299,255   Duluth Sr. Hsg. Loan Participation Series 2004 (Lakeshore Proj.), 4.00%, 8/20/36                          299,336
                  Elk River Rev. Series 1998 (Care Choice Member Proj.):
      1,000,000     5.60%, 8/1/13                                                                                         1,004,860
        160,000     5.75%, 8/1/23                                                                                           152,870
        850,000   Fergus Falls Hlth. Care Fac. Auth. Rev. Series 1995 (Lake Region Hosp. Corp.), 6.40%, 12/1/15             876,324
                  Hastings Hlth. Care Fac. Rev. Series 1998 (Augustana Home of Hastings Proj.):
        115,000     5.10%, 11/1/09                                                                                          112,191
        120,000     5.20%, 11/1/10                                                                                          115,980


See accompanying notes to portfolios of investments on page 62.               43

SIT MINNESOTA TAX-FREE INCOME FUND
MARCH 31, 2005
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

QUANTITY ($)      NAME OF ISSUER                                                                                 MARKET VALUE ($)(1)
        135,000     5.40%, 11/1/12                                                                                          128,905
        140,000     5.50%, 11/1/13                                                                                          133,143
      1,685,000   Maplewood Hlth. Care Fac. Rev. (Volunteers of America Care Ctrs. Proj.), 7.375%, 10/1/12                1,692,195
                  Marshall Medical Center Gross Rev. (Weiner Memorial Medical Center Proj.):
        305,000     Series 1999, 5.65%, 11/1/13                                                                             312,103
        320,000     Series 1999, 5.70%, 11/1/14                                                                             326,397
        150,000     Series 2003B, 4.85%, 11/1/11                                                                            157,461
        850,000     Series 2003A, 5.85%, 11/1/23                                                                            914,005
                  Minneapolis & St. Paul Hsg. & Redev. Auth. Hlth. Care Sys. Rev. Series 2003 (Healthpartners Proj.):
        500,000     4.00%, 12/1/05                                                                                          503,220
      1,000,000     5.25%, 12/1/08                                                                                        1,053,310
        750,000     5.25%, 12/1/12                                                                                          799,350
        700,000     5.25%, 12/1/13                                                                                          741,566
      1,150,000     5.00%, 12/1/14                                                                                        1,186,903
        500,000     5.875%, 12/1/29                                                                                         521,530
        150,000   Minneapolis Hsg. & Hlth. Care Facs. Rev. Series 1997 (Augustana Chapel View Homes Proj.),
                     6.75%, 6/1/27                                                                                          149,469
      1,081,463   Minneapolis CDA Promissory Note (Augustana Chapel View Proj.), 4.25%, 5/23/09                           1,069,232
      1,045,000   Minneapolis Hlth. Care Fac. Rev. Series 1993 (St. Olaf Res. Proj.), 7.00%,10/1/18                         876,661
      1,000,000   Minneapolis Hlth. Care Fac. Rev. Series 1998A (Benchmark Hlth. Care Proj.), 6.625%, 12/1/28 (8) (9)        50,000
        930,000   Minneapolis Hlth. Care Fac. Rev. Series 1999 (Shelter Care Foundation Proj.), 6.00%, 4/1/10               916,236
                  Minneapolis Hlth. Care Fac. Rev. Series 2004A (Augustana Chapel View Homes Proj.):
        270,000     3.50%, 1/1/06                                                                                           268,785
        280,000     4.00%, 1/1/07                                                                                           278,491
        315,000     5.20%, 1/1/11                                                                                           315,750
        500,000     5.75%, 1/1/19                                                                                           501,645
        500,000     5.80%, 1/1/24                                                                                           499,040
        400,000     5.50%, 12/1/30                                                                                          382,044
                  MN Agr. & Econ. Dev. Board Hlth. Care Rev.:
                    Series 1999 (Benedictine Care Centers Proj.):
        115,000       5.45%, 2/1/09                                                                                         117,888
        120,000       5.45%, 8/1/09                                                                                         123,251
        120,000       5.50%, 2/1/10                                                                                         123,420
        125,000       5.50%, 8/1/10                                                                                         128,533
                  MN Agr. & Econ. Dev. Board Rev. Series 2000 (Evangelical Lutheran Good Samaritan Society Proj.):
        410,000     5.80%, 8/1/08                                                                                           435,317
        750,000     6.55%, 8/1/16                                                                                           824,640
                  MN Agr. & Econ. Dev. Board Rev. Series 2002 (Evangelical Lutheran Good Samaritan Society Proj.):
        345,000     5.40%, 2/1/09                                                                                           362,526
        220,000     5.50%, 2/1/12                                                                                           234,335
                  MN Agr. & Econ. Dev. Board Rev. Series 2000A (Fairview Hlth. Care Sys. Proj.):
        645,000     5.625%. 11/15/05                                                                                        656,029
        590,000     5.70%, 11/15/06                                                                                         614,444
        330,000     6.375%, 11/15/22                                                                                        360,937
        380,000     6.375%, 11/15/29                                                                                        412,676
                  New Hope Hlth. Care Facs. Rev. (St. Therese Home, Inc. Proj.):
         45,000     Series 2003B, 3.00%, 10/1/06                                                                             44,622
        300,000     Series 2003A, 5.90%, 10/1/23                                                                            306,984
        400,000   New Hope Hlth. Care Facs. Rev. (MN Masonic Home North Ridge Proj.), 5.875%, 3/1/29                        405,332

QUANTITY ($)   NAME OF ISSUER                                                                                 MARKET VALUE ($)(1)
               North Oaks Presbyterian Loan Participation:
       52,500     Series 2004B, 4.25%, 12/15/34                                                                       52,500
       43,605     Series 2004C, 4.38%, 12/15/34                                                                       43,605
       29,940     Series 2004D, 4.75%, 12/15/34                                                                       29,617
               Northfield Hospital Rev. Series 2001C:
    1,080,000     6.00%, 11/1/13                                                                                   1,164,164
       50,000     6.00%, 11/1/21                                                                                      53,040
    3,100,000     6.00%, 11/1/26                                                                                   3,288,325
               Olmsted Co. Hlth. Care Fac. Rev. Series 1998 (Olmsted Medical Ctr. Proj.):
      775,000     5.45%, 7/1/13                                                                                      796,026
      900,000     5.55%, 7/1/19                                                                                      915,525
      240,000  Pine Island Hlth. Care Facs. Rev. Series 2001 (Olmsted Med. Ctr. Proj.),
                  5.00%, 7/1/10                                          246,312
      135,000  Plymouth Hlth. Facs. Rev. Series 2003 (Mission Farm Nursing Home Proj.),
                  3.25%, 8/1/05                                          134,649
               Rochester Hlth. Care & Hsg. Rev. Series 2003A (Samaritan Bethany Inc. Proj.):
      160,000     3.25%, 8/1/06                                                                                      158,928
      500,000     6.25%, 8/1/19                                                                                      511,740
               Shakopee Hlth. Care Facs. Rev. Series 2004 (St. Francis Regl. Med. Ctr. Proj.):
      355,000     4.00%, 9/1/05                                                                                      356,232
      315,000     4.00%, 9/1/06                                                                                      317,700
      125,000     5.10%, 9/1/25                                                                                      125,952
               St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series
1998 (Regions Hosp. Proj.):
      800,000     5.00%, 5/15/08                                                                                     828,432
      250,000     5.00%, 5/15/10                                                                                     257,840
    1,340,000     5.20%, 5/15/13                                                                                   1,371,075
    2,050,000     5.25%, 5/15/18                                                                                   2,072,263
      580,000     5.30%, 5/15/28                                                                                     582,691
      960,000  St. Paul Hsg. & Redev. Auth. Nursing Home Dev. Rev. Refunding Series 1996C
                  (Franciscan Hlth. Cmmty. Proj., St. Mary's Home), 7.00%, 7/1/21                                    931,814
               St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 2005 (Gillette Childrens Hosp. Proj.):
      200,000     4.00%, 2/1/06                                                                                      200,888
      200,000     5.00%, 2/1/07                                                                                      204,914
      300,000     4.00%, 2/1/11                                                                                      294,780
      200,000     5.00%, 2/1/13                                                                                      204,144
      225,000     5.00%, 2/1/14                                                                                      227,547
      400,000  St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 2001A (Model Cities Hlth. Ctr. Proj.),
                  6.50%, 11/1/11                                                                                     408,584
      150,000  White Bear Lake First Mtg. Rev. Series 2004 (Healtheast Care Ctr. Proj.),
                  2.75%, 11/1/06                                                                                     147,912
                                                                                                                  ----------
                                                                                                                  44,998,570
                                                                                                                  ----------
    INDUSTRIAL / POLLUTION CONTROL (7.7%)
    2,180,000  Anoka Co. Solid Waste Disp. Rev. Series 1987A (Natl. Rural Util. Proj.),
               6.95%, 12/1/08 (4)                 2,193,363
    1,415,000  Burnsville Solid Waste Rev. Refunding Series 2003A (Freeway Transfer Inc. Proj.),
               4.15%, 4/1/10 (4)                                                                                   1,386,530
      500,000  Cohasset Pollution Ctrl. Rev. Refunding Series 2004 (Allete, Inc. Proj.),
               4.95%, 7/1/22                                                                                         505,140
      745,000  East Grand Forks Industrial Dev. Rev. Refunding Series 2001B (Am. Crystal Sugar Proj.),
               5.40%, 4/1/11                                                                                         775,344
      255,000  Guam Economic Dev. Auth. Tobacco Settlement Asset-Backed Series 2001A,
               5.00%, 5/15/22                                                                                        257,407
    1,000,000  Guam Econ. Dev. Auth. Tobacco Settlement Asset-Backed Rev. Series 2001B,
                  Zero Coupon, 5.20% Effective Yield on Purchase Date, 5/15/15                                       865,850
    1,500,000  Hugo Industial Dev. Rev. Refunding Series 2002 (MN Union Builders Proj.),
               7.75%, 3/1/17 (4)                                                                                     778,140
               MN Public Facs. Auth. Water Pollution Ctrl. Rev.:
    2,500,000  Series 1997, 6.00%, 3/1/07                                                                          2,646,625
       85,000  Series 1997, 5.00%, 3/1/12                                                                             88,028



See accompanying notes to portfolios of investments on page 62.               45

--------------------------------------------------------------------------------
SIT MINNESOTA TAX-FREE INCOME FUND
MARCH 31, 2005
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

QUANTITY ($)   NAME OF ISSUER                                                                                   MARKET VALUE ($)(1)
       45,000  Series 1997, 5.00%, 3/1/16                                                                               46,326
      185,000  Series 2001A, 5.00%, 3/1/19                                                                             194,875
      155,000  MN Agricultural & Econ. Dev. Board Small Business Dev. Loan Program Rev.
                  Series 2002A Lot 1, 3.65%, 8/1/05 (4)                                                                155,408
      210,000  Medina Industrial Dev. Rev. Refunding Series 1998 (Temroc Metals, Inc. Proj.),
                  5.10%, 10/1/05 (4)                                                                                   210,949
               Owatonna Industrial Dev. Rev. Series 1997:
      280,000     7.25%, 5/1/14 (4)(8)(9)                                                                              126,913
      505,000     7.375%, 5/1/17 (4)(8)(9)                                                                             227,518
       20,000     7.375%, 5/1/20 (4)(8)(9)                                                                               8,981
       10,000     7.50%, 5/1/24 (8)(9)                                                                                   4,480
      525,000  Puerto Rico Indus. Tourist, Educ., Medical and Environmental Control Facs. Financing Auth.
                  Industrial Rev. Series 1998A (Guaynabo Warehouse for Emergencies Proj.), 4.35%, 7/1/06               532,833
               Puerto Rico Childrens Trust Fund Tobacco Settlement Rev. :
      300,000     Series 2002, 4.00%, 5/15/10                                                                          294,834
    2,660,000     Series 2002, 5.375%, 5/15/33                                                                       2,666,836
      465,000  Roseville Dev. Rev. Refunding Series 2004 (Roseville Office Plaza Proj.), 4.625%, 8/1/12                467,269
               Sauk Centre Industrial Dev. Rev. Series 1998 (Seluemed LLP Proj.)(LOC First Trust):
       75,000     4.95%, 4/1/10 (4)                                                                                     75,000
      275,000     5.75%, 4/1/18 (4)                                                                                    275,468
               St. Paul Hsg. & Redev. Auth. District Cooling Rev. Series 1998J:
      150,000     4.75%, 3/1/08                                                                                        154,700
       95,000     5.125%, 3/1/12                                                                                        98,758
      500,000     5.35%, 3/1/18                                                                                        516,030
               Virgin Islands Tobacco Settlement Financing Corp. Asset-Backed Rev. Series 2001:
      750,000     Zero Coupon, 4.95% Effective Yield on Purchase Date, 5/15/14                                         649,905
    1,715,000     5.00%, 5/15/21                                                                                     1,638,117
                                                                                                              -----------------
                                                                                                                    17,841,627
                                                                                                              -----------------

    INSURED (9.0%)
       50,000  Bemidji ISD No. 031 G.O. Series 1998 (FSA insured), 5.00%, 4/1/19                                        51,493
               Dakota Co. Hsg. Dev. G.O. Series 1995 (Ambac insured):
       95,000     5.10%, 1/1/11                                                                                         95,205
      235,000     5.125%, 1/1/17                                                                                       235,407
               Goodhue Co. Econ. Dev. Auth. Lease Rev. Series 1998A:
      450,000     4.65%, 2/1/12                                                                                        456,768
      475,000     4.70%, 2/1/13                                                                                        482,367
               Hastings Hlth. Care Fac. Rev. Series 1998 (Regina Med. Ctr.)(ACA insured):
      565,000     5.25%, 9/15/18                                                                                       573,351
      200,000     5.30%, 9/15/28                                                                                       201,184
      100,000  Itasca Co. ISD No. 318 G.O. Series 1996 (MBIA insured), 5.20%, 2/1/10                                   100,225
      100,000  Lake Crystal G.O. Series 2004B (Ambac insured), 2.00%, 12/1/05                                           99,784
       20,000  Marshall Lease Rev. Series 1998A (Law Enforcement Ctr. Proj.)(MBIA insured), 4.40%, 2/1/06               20,029
      400,000  Minneapolis Hlth. Care Facs. Rev. Refunding Series 2005A (Augustana Chapel View Homes Proj.),
                  5.65%, 12/1/35                                                                                       381,512
               Minneapolis & St. Paul Hsg. & Redev. Auth. Hlth. Care Sys. Rev. Series 1993A (Ambac insured):
      175,000     5.00%, 11/15/13                                                                                      177,084
    3,090,000     4.75%, 11/15/18                                                                                    3,097,169


QUANTITY ($)   NAME OF ISSUER                                                                                  MARKET VALUE ($)(1)
               Minneapolis & St. Paul Metro Airport Comm. Airport Rev.:
      250,000     Series 1998A, 5.00%, 1/1/22                                                                          258,317
    1,650,000     Series 1998B, 5.25%, 1/1/13 (4)                                                                    1,729,777
       85,000  MN HFA Single Family Mtg. Rev. Series 2001A (MBIA insured), 5.35%, 7/1/17                                88,258
               NE Metro Intermediate School Dist. No. 916 C.O.P. Series 2004:
      705,000     3.00%, 1/1/06                                                                                        705,550
      500,000     4.25%, 1/1/14                                                                                        496,365
      300,000  Perham Gas Utility Rev. Series 1999 (Radian insured), 5.35%, 6/1/19                                     316,545
      200,000  Puerto Rico Indus. Tourist Educ. Med. & Environmental Ctl. Facs. Rev. Series 1995A
                  (Hosp. Auxilio Oblig. Group Proj.), 6.25%, 7/1/16                                                    204,540
      300,000  Scott Co. Hsg. & Redev. Auth. Ltd. Special Benefits Tax Series 1997B
                  (River City Centre Proj.), (Ambac insured), 5.45%, 2/1/20                                            315,468
      300,000  St. Cloud Hosp. Facs. Rev. Ref. Series 1996B (St. Cloud Hosp. Proj.)(Ambac insured),
                   5.00%, 7/1/20                                                                                       307,068
       55,000  St. Cloud Multifamily Rev. Refunding Series 1993B (St. Cloud Hosp. Proj.),
                   5.40%, 10/1/23                                                                                       55,595
      200,000  St. Cloud Hlth. Care Rev. Series 2000A (St. Cloud Hosp. Obligated Group)(FSA insured),
                   5.125%, 5/1/09                                                                                      213,100
      250,000  St. Louis Co. Hsg. & Redev. Auth. Rev. Series 1997 (Law Enforce. Proj.)(FGIC insured),
                   5.00%, 12/1/08                                                                                      253,853
      390,000  St. Paul Hsg. & Redev. Auth. Pkg. Rev. Refunding Series 2005A, 2.50%, 8/1/05                            390,195
      235,000  St. Paul Hsg. & Redev. Auth. Rev. Series 1993 (Ramsey Med. Ctr. Proj.)(Ambac insured),
                   5.55%, 5/15/23                                                                                      235,684
    2,480,000  St. Paul Hsg. & Redev. Sales Tax Rev. Refunding Series 1996 (Civic Center Proj.)
                  (FSA insured), 7.10%, 11/1/23                                                                      3,070,736
      100,000  St. Paul Ind. School Dist. No. 625 G.O. Series 1997B, 4.65%, 2/1/06                                     100,166
      130,000  Scott Co. Hsg. & Redev. Auth. Fac. Lease Rev. Series 1997 (Justice Ctr. Proj.)(Ambac insured),
                  5.50%, 12/1/15                                                                                       137,456
    2,750,000  Southern MN Muni Pwr. Agy. Pwr. Supply Sys. Rev. Series 2002A, 5.00%, 1/1/07                          2,850,127
      805,000  Waconia Hlth. Care Facs. Rev. Series 1999A (Ridgeview Med. Ctr. Proj.) 6.125%, 1/1/29                   881,193
      300,000  Western MN Pwr. Agy. Rev. Refunding Series 1996A (Ambac insured), 5.50%, 1/1/12                         312,177
    1,750,000  White Earth Band of Chippewa Indians Rev. Series 2000A (ACA insured), 7.00%, 12/1/11                  1,920,152
      145,000  Worthington Perm. Impt. Revolving Fd. G.O. Series 1998A (FSA insured), 4.50%, 2/1/10                    146,962
                                                                                                              -----------------
                                                                                                                    20,960,862
                                                                                                              -----------------

    MULTIFAMILY MORTGAGE (31.9%)
               Apple Valley Multifamily Hsg. Rev. Refunding Series 1998A (Mtg. Loan/Apple Valley
                  Villa Proj.) (GNMA collateralized):
       40,000       4.90%, 8/1/09                                                                                       41,438
    1,520,000       5.25%, 8/1/18                                                                                    1,567,166
               Austin Hsg. & Redev. Auth. Governmental Hsg. Gross Rev. (Courtyard Res. Proj.):
       50,000     Series 1995 A, 7.00%, 1/1/15                                                                          51,480
      500,000     Series 1995A, 7.25%, 1/1/26                                                                          514,205
      650,000     Series 2000A, 7.15%, 1/1/20                                                                          687,277
      500,000     Series 2000A, 7.25%, 1/1/32                                                                          526,490
    1,150,000  Brooklyn Center Multifamily Hsg. Rev. Series 1993 (Ponds Family Hsg. Proj.),
                  5.90%, 1/1/20                                                                                      1,152,714
      500,000  Buffalo Hlth. Care C.O.P. Series 2004C (Central MN Sr. Hsg., LLC Proj.),
                  7.50%, 2/20/33                                                                                       500,030
      250,000  Buffalo Rev. Refunding Series 1998 (Covenant Retirement Cmtys. Proj.),
                  4.55%, 12/1/05                                                                                       251,535
               Burnsville Multifamily Hsg. Rev. Refunding Series 1991 (Oak Leaf Apts. Proj.)(GNMA collateralized):
      720,000     7.05%, 1/1/12                                                                                        721,289
      780,000     7.125%, 1/1/17                                                                                       781,451
      860,000     7.125%, 1/1/21                                                                                       861,514
      150,000     7.15%, 1/1/27                                                                                        150,207
      530,000     7.15%, 1/1/23                                                                                        530,864
      425,000     7.15%, 1/1/25                                                                                        425,629


See accompanying notes to portfolios of investments on page 62.               47

--------------------------------------------------------------------------------
SIT MINNESOTA TAX-FREE INCOME FUND
MARCH 31, 2005
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

QUANTITY ($)   NAME OF ISSUER                                                                                  MARKET VALUE ($)(1)
               Carver Co. Hsg. & Redev. Auth. Multifamily Hsg.:
    1,200,000     Gross Rev. & Ltd. Tax Refunding Series 1997A (Lake Grace Apts. Proj.), 6.00%, 7/1/28                  1,209,252
      650,000     Rev. Refunding Series 1997A (Waybury Apts. Proj.), 5.875%, 8/1/27                                       665,132
      400,000     Subordinate Rev. Refunding Series 1997C (Waybury Apts. Proj.), 8.00%, 8/1/27                            400,940
               Chaska Multifamily Hsg. Rev. Series 1999 (West Suburban Hsg. Partners Proj.):
      235,000     5.00%, 9/1/09 (4)                                                                                       230,258
      495,000     5.375%, 9/1/14 (4)                                                                                      471,591
      405,000  Chisago City Hlth. Fac. Rev. Refunding Series 1995A (Pleasant Heights Proj.), 7.30%, 7/1/18                414,141
               Cloquet Multifamily Hsg. Rev. Refunding Series 2001A (HADC Proj.):
       60,000     6.25%, 2/1/06                                                                                            60,379
       60,000     6.50%, 2/1/07                                                                                            60,853
       75,000     7.10%, 2/1/10                                                                                            76,502
      700,000  Coon Rapids Multifamily Hsg. Rev. Refunding Series 1997A (Margaret Place Apts. Proj.),
                  6.50%, 5/1/25                                                                                           632,569
               Coon Rapids Senior Hsg. Rev. Refunding Series 1998 (Epiphany Sr. Citizens Hsg. Corp. Proj.):
      115,000     5.30%, 11/1/07                                                                                          115,286
      115,000     5.40%, 11/1/08                                                                                          115,258
      170,000     5.50%, 11/1/10                                                                                          169,830
      545,000     5.80%, 11/1/18                                                                                          534,972
               Dakota Co. Hsg. & Redev. Auth. Multifamily Hsg. Rev. Refunding (Walnut Trails Apts. Proj.):
    4,325,000     Series 1995A (GNMA collateralized), 7.90%, 1/20/31 (4)                                                4,643,536
      185,000     Subordinate Series 1995C, 9.00%, 1/20/15 (4)                                                            204,616
      800,000  Dakota Co. Cmty. Dev. Agy. Hsg. Fac. Rev. Subordinate Series 2002B
                  (HADC Apple Valley Sr. Apts. Proj.), 7.50%, 8/15/43                                                     773,584
      330,000  Eagan Multifamily Hsg. Rev. Refunding Series 1997A (Woodridge Apts. Proj.), 5.95%, 2/1/32                  346,008
               Eden Prairie Multifamily Hsg. Rev. Refunding :
       25,000     Series 1997 (Preserve Place Proj.) (GNMA collateralized), 4.90%, 1/20/08                                 25,991
      300,000     Series 1997A (Preserve Place Proj.) (GNMA collateralized), 5.50%, 1/20/18                               314,226
      410,000     Series 1997A (Preserve Place Proj.) (GNMA collateralized), 5.60%, 7/20/28                               419,512
      470,000     Senior Series 2001A (Rolling Hills Proj.) (GNMA collateralized), 6.00%, 8/20/21                         517,484
      675,000     Senior Series 2001A (Rolling Hills Proj.) (GNMA collateralized), 6.15%, 8/20/31                         727,393
    1,185,000     Series 2001A (Rolling Hills Proj.) (GNMA collateralized), 6.20%, 2/20/43                              1,273,531
    1,060,000     Subordinate Series 2001C (Rolling Hills Proj.), 9.00%, 4/1/43                                         1,034,443
               Fairmont Hsg. Fac. Rev. Series 2002-A1 (Homestead-GEAC Proj.):
    1,100,000     6.625%, 10/1/11                                                                                       1,142,966
      295,000     6.875%, 10/1/14                                                                                         296,623
               Golden Valley Rev. Series 1999A (Covenant Retirement Cmntys. Proj.):
      500,000     5.50%, 12/1/25                                                                                          515,530
    1,000,000     5.50%, 12/1/29                                                                                        1,029,180
               Grand Rapids Hsg. & Redev. Auth. (Lakeshore Place and Forest Park West Apts. Proj.):
       55,000     Series 1999B, 5.00%, 10/1/09                                                                             55,485
      500,000     Series 1999A, 5.20%, 10/1/19                                                                            511,800
    1,660,000     Series 1999A, 5.30%, 10/1/29                                                                          1,654,588
      130,000     Series 1999B, 5.70%, 10/1/29                                                                            128,311
      495,000  Hopkins Subordinate Multifamily Hsg. Rev. Refunding Series 1996C (Auburn Apts. Proj.),
                  8.00%, 6/20/31                                                                                          474,556
               Hopkins Multifamily Hsg. Rev. Series 1996 (Hopkins Renaissance Proj.) (Section 8):
      100,000     5.85%, 4/1/09                                                                                           104,746
      450,000     6.25%, 4/1/15                                                                                           469,696


QUANTITY ($)   NAME OF ISSUER                                                                                    MARKET VALUE ($)(1)
               Hutchinson Hsg. Fac. Rev. (Prince of Peace Apts. Proj.):
       50,000     Series 2003A, 3.50%, 10/1/06                                                                             49,913
      115,000     Series 2003A, 4.00%, 10/1/07                                                                            114,702
      120,000     Series 2003A, 4.50%, 10/1/08                                                                            119,578
               Inver Grove Heights Senior Hsg. Rev. (PHM/Inver Grove, Inc Proj):
       85,000     Series 2001, 6.375%, 5/1/31                                                                              84,867
      105,000     Series 2001A, 5.50%, 5/1/08                                                                             104,760
      110,000     Series 2001A, 5.50%, 11/1/08                                                                            109,712
       65,000     Series 2001B, 5.00%, 5/1/06                                                                              65,655
       70,000     Series 2001B, 5.25%, 5/1/07                                                                              70,988
       75,000     Series 2001B, 5.50%, 5/1/08                                                                              76,101
       80,000     Series 2001B, 5.60%, 5/1/09                                                                              81,039
       70,000     Series 2001B, 5.00%, 11/1/06                                                                             70,893
       75,000     Series 2001B, 5.50%, 11/1/08                                                                             76,199
       80,000     Series 2001B, 5.60%, 11/1/09                                                                             81,007
      100,000     Series 2001B, 7.00%, 11/1/31                                                                             99,701
    3,115,000  Little Canada Multifamily Hsg. Rev. Series 1997A (Hsg. Alt. Dev. Co. Proj.),
                  6.10%, 12/1/17                                                                                        3,285,422
    1,400,000  Maplewood Multifamily Hsg. Rev. Series 1998 (Park Edge Apts. Proj.),
                  6.50%, 5/1/29 (4)                                                                                     1,240,666
               Maplewood Multifamily Refunding Rev. (Village on Woodlyn Proj.):
    1,605,000     Series 1999A (GNMA collateralized), 6.75%, 7/20/30 (4)                                                1,688,733
      100,000     Subordinate Series 1999C-1, 8.00%, 11/1/30 (4)                                                           94,016
      265,000     Subordinate Series 1999C-2, 8.00%, 11/1/30 (4)                                                          249,142
               Minneapolis Multifamily Hsg. Rev.:
      500,000     Series 2002A (Keeler Apts. Proj.), 7.00%, 10/1/17                                                       506,675
      355,000     Series 1996 (Belmont Apts.), 7.25%, 11/1/16                                                             353,047
                  Series 1994 (Findley Place Townhomes Proj.) (Section 8):
       50,000       6.00%, 12/1/05 (4)                                                                                     50,122
    1,465,000       7.00%, 12/1/16 (4)                                                                                  1,449,881
      500,000     Series 1996A (Nicollet Towers) (Section 8), 5.60%, 6/1/08                                               522,695
    5,020,000     Series 1996A (Nicollet Towers) (Section 8), 6.00%, 12/01/19                                           5,182,497
    1,000,000     Series 1998 (Riverside Plaza Proj.) (GNMA collateralized), 5.10%, 12/20/18 (4)                        1,023,430
      335,000     Series 2000 (Garr Scott Loft Proj.)(LOC U.S. Bank), 5.95%, 5/1/30 (4)                                   353,405
       50,000     Series 2003A (Sumner Proj.) (GNMA collateralized), 3.00%, 8/20/08 (4)                                    49,363
    3,445,000     Series 2003 (Sumner Field Phase II Proj.), 2.60%, 8/20/08 (4)                                         3,453,371
               Minneapolis Student Hsg. Rev. Series 2000 (Riverton Community Hsg. Proj.):
      100,000     6.80%, 7/1/10                                                                                           103,250
      240,000     6.90%, 7/1/11                                                                                           246,266
       50,000  MN HFA Rental Hsg. Rev. Series 1996A, 6.10%, 8/1/27 (4)                                                     51,332
      100,000  MN HFA Rental Hsg. Rev. Series 2000A (Section 8), 5.375%, 2/1/09 (4)                                       104,392
               Minnetonka Multifamily Hsg. Rev. Refunding Series 1999A (GNMA collateralized) (Archer Heights Apts. Proj.):
      540,000     5.10%, 7/20/13 (4)                                                                                      562,081
      975,000     5.20%, 1/20/18 (4)                                                                                    1,015,501
               New Ulm Multifamily Rev. Series 1999 (HADC Ridgeway Proj.):
       95,000     5.35%, 12/1/08                                                                                           93,727
      100,000     5.40%, 12/1/09                                                                                           97,122
      105,000     5.50%, 12/1/10                                                                                          101,135
      110,000     5.60%, 12/1/11                                                                                          104,964
               Oakdale Multifamily Sr. Hsg. Rev. Refunding Series 2004 (Oak Meadows Proj.):
      325,000     4.25%, 4/1/08                                                                                           326,729
      600,000     5.00%, 4/1/12                                                                                           606,708


See accompanying notes to portfolios of investments on page 62.               49

--------------------------------------------------------------------------------
SIT MINNESOTA TAX-FREE INCOME FUND
MARCH 31, 2005
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

QUANTITY ($)   NAME OF ISSUER                                                                                   MARKET VALUE ($)(1)
               Plymouth Multifamily Hsg. Rev. Refunding Series 1996A (Fox Forest Apts. Proj.) (GNMA collateralized):
    1,650,000     Series 1996A, 8.05%, 6/20/31                                                                          1,741,459
      635,000     Series 1996C, 8.00%, 6/20/31                                                                            610,070
      500,000  Richfield Sr. Hsg. Rev. Refunding Series 2004A (Richfield Sr. Hsg., Inc. Proj.),
                  5.00%, 12/1/15                                                                                          484,535
    2,800,000  Rochester Multifamily Rev. Refunding Series 2000A (Weatherstone Apts. Proj.) (LOC Household Finance)
                  (Mandatory Put 9/1/17) 6.375%, 9/1/37 (4)                                                             2,992,920
               Roseville Hsg. Fac. Rev. Refunding Bonds Series 1998 (College Properties Inc. Proj.):
    2,820,000     5.60%, 10/1/13                                                                                        2,841,319
      100,000     5.875%, 10/1/28                                                                                         100,237
       80,000  Sherburne Co. Hsg. & Redev. Auth. Lease Rev. Series 1997, 5.50%, 2/1/17                                     80,701
    2,520,000  Shoreview Sr. Hsg. Rev. Series 1996 (Shoreview Sr. Residence Proj.), 7.25%, 2/1/26                       2,612,056
      100,000  St. Cloud Hsg. & Redev. Auth. Multifamily Hsg. Rev. Refunding Series 1998
                  (Northway Manor Apts. Proj.)(Section 8), 5.35%, 12/1/18                                                 100,658
    1,650,000  St. Cloud Hsg. & Redev. Auth. Multifamily Hsg. Rev.:
                  Series 1993 (Germain Towers Proj.) (Section 8), 5.90%, 9/1/20                                         1,522,125
       73,000     Series 1999A (Parkview Terrace Apts. Proj.) (Section 8), 5.00%, 6/1/09                                   72,832
               St. Louis Park Multifamily Hsg. Rev. Refunding:
      650,000     Series 1995 (FHA insured) (Knollwood Cmty. Hsg. Proj.), 6.15%, 12/1/16                                  668,622
      500,000     Series 1998A (Park Ridge Apts. Proj.) (GNMA collateralized), 5.25%, 11/1/20                             519,265
      200,000  St. Paul Hsg. & Redev. Auth. Multifamily Refunding Rev. Series 1995
                  (Sun Cliffe Apts. Proj.)(GNMA collateralized), 5.875%, 7/1/15                                           206,242
    3,250,000  St. Paul Port Authority Multifamily Hsg. Refunding (Jackson Towers Apts. Proj.) Senior
                  Series 1998-1A (GNMA collateralized), 6.95%, 4/20/33                                                  3,467,457
      845,000  Washington Co. Hsg. & Redev. Auth. Multifamily Hsg. Rev. Refunding Series 1994
                  (White Bear Lake Transitional Hsg. Proj.), 6.625%, 8/1/24                                               840,800
      755,000  Washington Co. Hsg. & Redev. Auth. Governmental Hsg. Rev. Refunding Series 1999A (Briar Pond
                  Apts. Proj.) (GNMA collateralized), 5.50%, 2/20/14                                                      779,855
                                                                                                                       -----------
                                                                                                                       74,345,997
                                                                                                                       -----------
    MUNICIPAL LEASE (2.0%) (5)
               Andover Econ. Dev. Auth. Public Fac. Lease Rev. Series 2004 (Cmnty. Ctr. Proj.):
      185,000     2.125%, 2/1/06                                                                                          183,620
      500,000     5.125%, 2/1/24                                                                                          507,955
       40,000  Anoka Co. C.O.P. Series 1998, 5.40%, 6/1/28                                                                 40,504
       46,682  Brooklyn Park C.O.P. Series 1996, 5.45%, 9/27/06                                                            47,197
      110,000  Burnsville Econ. Dev. Auth. Lease Rev. Series 1994A, 5.90%, 12/1/05                                        110,305
      175,000  Cambridge Econ. Dev. Auth. Public Fac. Lease Rev. Refunding Series 1998, 4.50%, 2/1/10                     177,431
       50,000  Chaska Econ. Dev. Auth. ISD No. 112 Sch. Facs. Lease Rev. Series 1999A, 5.125%, 12/1/09                     53,032
      225,000  Goodhue Co. Econ. Dev. Auth. Rev. Series 1997A (Courts Bldg. Proj.), 5.75%, 2/1/13                         230,839
       89,000  Hennepin Co. Hsg. & Redev. Auth. Rev. Series 1993A (Community Provider Program),
                  5.70%, 8/1/13                                                                                            89,099
      415,000  Hibbing Econ. Dev. Auth. Public Proj. Rev. Series 1997 (Hibbing Lease Obligations Proj.),
                  6.10%, 2/1/08                                                                                           430,172
      125,000  Mountain Iron Hsg. & Redev. Auth. Rev. Series 2001A (Arrowhead Library Sys. Proj.),
                  5.00%, 9/1/09                                                                                           129,770
      140,000  Shorewood Econ. Dev. Auth. Public Safety Fire Fac. Lease Rev. Series 2002A, 3.50%, 2/1/06                  140,685
      800,000  St. Cloud C.O.P. Series 1997, 5.90%, 12/1/17                                                               806,704
    1,369,326  St. Paul Lease Series 1998 (City Hall Annex Building), 5.71%, 10/1/18                                    1,314,608
       40,000  St. Paul ISD No. 625 C.O.P Series 1995C, 5.40%, 2/1/10                                                      40,097
      400,000  St. Paul Hsg. & Redev. Auth. Lease Rev. Series 2000 (Rivercentre Pkg. Ramp Proj.),
                  5.70%, 5/1/08                                                                                           425,580
                                                                                                                       -----------
                                                                                                                        4,727,598
                                                                                                                       -----------

QUANTITY ($)   NAME OF ISSUER                                                                                   MARKET VALUE ($)(1)
    PUBLIC FACILITIES (1.2%)
    1,000,000  Minneapolis Cmty. Dev. Agy. Ltd. Tax Supported Dev. Rev. Common Bond Fund Series 2001G3
                  (LOC-U.S. Bank), 5.35%, 12/1/21                                                                       1,046,670
      395,000  MN Agric. Society State Fair Rev. Series 2003, 3.00%, 9/15/05                                              395,434
               St. Paul Recreational Fac. Gross Rev. Series 1996D:
      160,000     5.50%, 6/1/08                                                                                           163,589
    1,245,000     5.875%, 6/1/18                                                                                        1,272,826
                                                                                                                       -----------
                                                                                                                        2,878,519
                                                                                                                       -----------
    SINGLE FAMILY MORTGAGE (2.8%)
               Dakota County Hsg. & Redev. Auth. Single Family Mtg. Rev.:
       30,000     Series 1994A (FNMA backed), 6.70%, 10/1/09 (4)                                                           30,195
       30,000     Series 1995 (FNMA & GNMA backed), 6.25%, 10/1/09 (4)                                                     30,430
       80,000  Minneapolis- St. Paul Hsg. Fin. Bd. Single Family Mtg. Rev. Series 1997 (FNMA & GNMA backed),
                  6.25%, 11/1/30 (4)                                                                                       84,742
      885,000  Minneapolis Redev. Mtg. Rev. Series 1987A  (Riverplace Proj.) (LOC Bk. of Tokyo),
                  7.10%, 1/1/20                                                                                           888,814
      281,337  Minneapolis Residual Interest Mtg. Rev. Series 1995, 7.00%, 10/1/12                                        284,291
               MN HFA Single Family Mtg. Rev.:
      205,000     Series 1994E, 5.90%, 7/1/25                                                                             208,952
       10,000     Series 1995K, 6.20%, 7/1/20 (4)                                                                          10,211
      160,000     Series 1996D, 6.00%, 1/1/16                                                                             165,074
      110,000     Series 1997A, 5.60%, 7/1/09                                                                             113,996
      390,000     Series 1997I, 5.50%, 1/1/17                                                                             406,333
      250,000     Series 1996H, 6.00%, 1/1/21                                                                             257,738
      805,000     Series 1997D, 5.85%, 7/1/19 (4)                                                                         809,065
       50,000     Series 1997E, 5.90%, 7/1/29 (4)                                                                          50,258
       65,000     Series 1997G, 6.00%, 1/1/18                                                                              66,630
    1,220,000     Series 1998C, 5.25%, 1/1/17                                                                           1,240,728
       85,000     Series 1998F-1, 4.75%, 7/1/07                                                                            85,586
       70,000     Series 1998F, 4.95%, 7/1/08                                                                              71,406
      365,000     Series 1998F-1, 5.45%, 1/1/17                                                                           368,628
      110,000     Series 1998F, 5.70%, 1/1/17                                                                             111,793
      485,000     Series 1999B, 5.25%, 1/1/20                                                                             490,301
      510,000     Series 1999C, 4.40%, 7/1/05 (4)                                                                         512,489
      180,000     Series 2000C, 6.10%, 7/1/30 (4)                                                                         180,997
                                                                                                                       -----------
                                                                                                                        6,468,657
                                                                                                                       -----------
    UTILITY (0.4%)
      255,000  Glencoe Light & Power Commission Elec. Rev. Series 2004, 2.00%, 12/1/05                                    253,919
               Lake Crystal Public Utilities Comm. Electric Rev. Series 1998:
       40,000     4.80%, 12/1/06                                                                                           40,135
      130,000     5.45%, 12/1/13                                                                                          130,614
      120,000     5.50%, 12/1/16                                                                                          120,275
       70,000  MN Public Facs. Auth. Water Pollution Ctrl. Rev. Series 1996B, 5.00%, 3/1/17                                71,535
      300,000  Princeton Public Utility Sys. Rev. Series 2004, 5.00%, 4/1/24                                              301,935
                                                                                                                       -----------
                                                                                                                          918,413
                                                                                                                       -----------
    TRANSPORTATION (0.1%)
      170,000  Puerto Rico Hwy. & Transportation Auth. Rev. Series 1993X, 5.00%, 7/1/22                                   170,697
                                                                                                                       -----------



See accompanying notes to portfolios of investments on page 62.               51

--------------------------------------------------------------------------------
SIT MINNESOTA TAX-FREE INCOME FUND
MARCH 31, 2005
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

QUANTITY ($)   NAME OF ISSUER                                                                                   MARKET VALUE ($)(1)
    OTHER REVENUE BONDS (7.7%)
               Columbia Heights Commercial Dev. Refunding Rev. Series 1999 (Columbia Park Properties -
                  Medical Clinic Proj.):
      250,000       5.15%, 12/1/08                                                                                       242,623
    1,750,000       5.60%, 12/1/15                                                                                     1,594,810
               Commissioner of Iron Range Resources and Rehab. Gross Rev. (Giant's Ridge Rec. Area Proj.):
      200,000     Series 2000, 6.25%, 11/1/05                                                                            202,254
      900,000     Series 2000, 7.25%, 11/1/16                                                                            928,179
               Minneapolis Cmty. Dev. Agy. Ltd. Tax Common Bond Fund:
      125,000     Series 1996-1 (LOC-U.S. Bank), 6.00%, 6/1/11                                                           127,824
      170,000     Series 1997-1 (Halper Corrugated Box Mfg. Co.), 5.90%, 6/1/07 (4)                                      178,517
      500,000     Series 1999-1A (Discount Steel), 5.25%, 6/1/19 (4)                                                     509,125
      160,000     Series 2000-G2 (LOC-U.S. Bank), 6.00%, 12/1/20                                                         172,123
      175,000     Series 2001-G3 (LOC-U.S. Bank), 5.45%, 12/1/31                                                         182,975
      855,000  Minneapolis Public Hsg. Auth. Series 1997 (General Credit Energy Savings Proj.),
                  6.00%, 7/1/08                                                                                          837,430
      600,000  Minneapolis Tax Increment Rev. Refunding Series 2004 (St. Anthony Falls Proj.),
                  4.50%, 2/1/13                                                                                          601,146
      200,000  Renville Gross Rev. Golf Course Bond Series 1997, 6.50%, 2/1/19                                           202,190
               St. Paul Hsg. & Redev. Auth. Tax Increment Rev. :
      100,000     Series 2001 (US Bank Operations Ctr. Proj.), 5.70%, 8/1/12                                             104,614
      800,000     Series 2001 (US Bank Operations Ctr. Proj.), 6.125%, 8/1/19                                            826,680
    1,140,000     Series 2002 (North Quadrant Owner Occupied Proj. Phase 2), 7.00%, 2/15/28                            1,174,189
    1,076,000     Series 2002 (North Quadrant Owner Occupied Proj. Phase 1), 7.50%, 2/15/28                            1,152,364
    3,000,000     Series 2002A (Upper Landing Proj.), 6.80%, 3/1/29                                                    3,010,140
    2,000,000     Series 2002B-2 (Upper Landing Proj.), 6.90%, 3/1/29                                                  1,979,060
    1,300,000     Series 2002 (Drake Marble Proj.), 6.75%, 3/1/28                                                      1,300,650
    1,335,000     Series 2004 (9th St. Lofts Proj.), 6.375%, 2/15/28                                                   1,341,154
      845,000  Steele Co.  Hlth. Care Fac. Rev. Series 2000 (Elderly Hsg. Proj.),
                  6.625%, 6/1/20                                                                                         907,564
               Victoria Recreational Facility Gross Rev. Series 2002:
       70,000     4.75%, 2/1/12                                                                                           72,128
       75,000     4.75%, 8/1/12                                                                                           77,280
       85,000     5.10%, 8/1/15                                                                                           87,389
      200,000  Virgin Islands Public Fin. Auth. Rev. Gross Receipts Taxes Loan Note Series 1999A,
                  5.625%, 10/1/10                                                                                        211,740
                                                                                                                   -------------
                                                                                                                      18,024,148
                                                                                                                   -------------

Total municipal bonds (cost: $215,297,500)                                                                           214,976,553
                                                                                                                   -------------

SHORT-TERM SECURITIES (7.2%) (2)
    2,700,000  Mendota Heights Hsg. Mtg. Rev. Series 1991, variable rate, 11/1/31                                      2,700,000
    1,000,000  Midwest Consortium of Muni Utilities Rev. Series 2005, variable rate, 1/1/25                            1,000,000
    1,100,000  Minneapolis Nursing Home Rev. Series 2002, variable rate, 12/1/27                                       1,100,000
    1,100,000  Minneapolis Library G.O. Series, variable rate, 12/1/32                                                 1,100,000
      900,000  MN Higher Educ. Facs. Rev. Series 2003 , variable rate, 10/1/33                                           900,000
    1,000,000  Robbinsdale Hlth. Care Facs. Rev. Series 2003, variable rate, 5/15/33                                   1,000,000
    2,000,000  St. Cloud Infrastructure Mgmt. Fd. G.O. Series 2004, variable rate, 2/1/16                              2,000,000
    3,000,000  Southern MN Muni Pwr. Agy. Rev. Series, 2.10%, 4/4/05                                                   3,000,000
    3,390,000  Univ. of MN Gateway Proj. Rev. Series 2002, variable rate, 6/1/32                                       3,390,000
      513,075  Wells Fargo Minnesota Municipal Cash Fund, 1.36%                                                          513,075
                                                                                                                   -------------

Total Short-Term Securities (cost: $16,703,075)                                                                       16,703,075
                                                                                                                   -------------

Total investments in securities (cost: $232,000,575) (7)                                                            $231,679,628
                                                                                                                   =============


52               See accompanying notes to portfolios of investments on page 62.

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                                                                              53

--------------------------------------------------------------------------------
SIT FLORIDA TAX-FREE INCOME FUND
ONE YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------
SENIOR PORTFOLIO MANAGERS
MICHAEL C. BRILLEY   o   DEBRA A. SIT, CFA   o   PAUL J. JUNGQUIST, CFA
--------------------------------------------------------------------------------
     The Sit Florida Tax Free Income Fund returned +1.84% for the fiscal year ended March 31, 2005 compared with a return of +0.26% for the Lehman 5-Year Municipal Bond Index. The Fund's 30-day SEC yield was 4.23% and its 12-month distribution rate was 2.93% as of March 31, 2005.

     Over the past 12 months, the Federal Reserve increased the federal funds target rate by 25 basis points on seven occasions beginning on June 30, 2004. The municipal yield curve flattened, with one-year maturity municipals rising 1.5%, five year maturities rising 0.9%, ten year maturities rising 0.4%, and thirty year maturities rising 0.05%. The rising yields for short and intermediate term bonds produced price depreciation for bonds in that maturity range.

     The Fund's largest sector holdings were in insured issues, multifamily housing, other revenue, and hospital/healthcare. Each of these sectors earned higher returns that the Lehman 5-Year Municipal Bond Index. Despite the Fund's small size, it is well diversified across sectors and among individual credits. The primary factor affecting returns over the twelve-month period was the Fund's short duration of 2.0 to 2.5 years.

     We expect the Federal Reserve to further increase short-term rates by 1.0% to 1.5% over the next twelve months. Those interest rate increases are expected to cause higher interest rate levels across the entire yield curve, with the largest increases expected in the short to intermediate maturity range. The Fund's duration is shorter than most municipal bond funds and is, therefore, positioned to perform well in a rising interest rate environment. We intend to extend the Fund's duration as interest rates rise further later in the year.

--------------------------------------------------------------------------------
                       INVESTMENT OBJECTIVE AND STRATEGY
--------------------------------------------------------------------------------
         The objective of the Florida Tax-Free Income Fund is to provide a high level of current income that is exempt from federal regular income tax by investing in securities that are exempt from the Florida intangibles tax.

         The Fund seeks to achieve its objective by investing primarily in municipal securities that generate interest income that is exempt from regular federal income tax and that are exempt from the Florida intangible personal property tax. During normal market conditions, the Fund invests 100% (and, as a fundamental policy, no less than 80%) of its net assets in such tax-exempt municipal securities. The Fund may invest up to 10% of its assets in securities that generate interest income subject to federal alternative minimum tax.

--------------------------------------------------------------------------------
                               PORTFOLIO SUMMARY
--------------------------------------------------------------------------------
           Net Asset Value   3/31/05:        $9.94 Per Share
                             3/31/04:       $10.05 Per Share
                    Total Net Assets:        $3.2 Million
                    30-day SEC Yield:         4.23%
                Tax Equivalent Yield:         6.51%(1)
          12-Month Distribution Rate:        2.93%
                    Average Maturity:       11.3 Years
     Duration to Estimated Avg. Life:        1.9 Years(2)
                    Implied Duration:        2.6 Years(2)


(1)For individuals in the 35.0% federal tax bracket.
(2)See next page.

--------------------------------------------------------------------------------
                              PORTFOLIO STRUCTURE
                            (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
                                    Insured
                                      56.7

                              Multifamily Mortgage
                                     Revenue
                                      12.8

                                Hospital/Health
                                  Care Revenue
                                      11.1

                              Other Revenue Bonds
                                       9.0

                                  Sectors Less
                                    Than 3.0%
                                       6.9

                                  Cash & Other
                                   Net Assets
                                       3.5

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
                   SIT            LEHMAN       LIPPER FL
               FL TAX-FREE     5-YEAR MUNI.    MUNI-BOND
               INCOME FUND      BOND INDEX     FUND INDEX
               -----------     ------------    ----------
3 Month**          0.35%          -1.15%          0.10%
6 Month**          1.18           -0.36           n/a
1 Year             1.84            0.26           2.65
3 Years            n/a             n/a            n/a
5 Years            n/a             n/a            n/a
Inception**        2.35            1.23           3.18
(12/31/03)
--------------------------------------------------------------------------------
                           CUMULATIVE TOTAL RETURNS*
--------------------------------------------------------------------------------
                   SIT            LEHMAN       LIPPER FL
              FL TAX-FREE     5-YEAR MUNI.     MUNI-BOND
              INCOME FUND      BOND INDEX      FUND INDEX
              -----------      ----------      ----------
1 Year             1.84%           0.26%          2.65%
3 Years            n/a             n/a            n/a
5 Years            n/a             n/a            n/a
Inception          2.94            1.54           3.99
(12/31/03)

*AS OF 3/31/05.                                 **NOT ANNUALIZED.

--------------------------------------------------------------------------------
PERFORMANCE FIGURES ARE HISTORICAL AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL VARY, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AS WELL AS REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. MANAGEMENT FEES AND ADMINISTRATIVE EXPENSES ARE INCLUDED IN THE FUND'S PERFORMANCE; HOWEVER, FEES AND EXPENSES ARE NOT INCORPORATED IN THE LEHMAN 5-YEAR MUNICIPAL BOND INDEX. THE LIPPER RETURNS ARE OBTAINED FROM LIPPER ANALYTICAL SERVICES, INC., A LARGE INDEPENDENT EVALUATOR OF MUTUAL FUNDS.

(2) Duration is a measure which reflects estimated price sensitivity to a given change in interest rates. For example, for an interest rate change of 1%, a portfolio with a duration of 5 years would be expected to experience a price change of 5%. Estimated average life duration is based on current interest rates and the Adviser's assumptions regarding the expected average life of individual securities held in the portfolio. Implied duration is calculated based on historical price changes of securities held by the Fund. The Adviser believes that the portfolio's implied duration is a more accurate estimate of price sensitivity provided interest rates remain within their historical range. If interest rates exceed the historical range, the estimated average life duration may be a more accurate estimate of price sensitivity.

--------------------------------------------------------------------------------
                               GROWTH OF $10,000
--------------------------------------------------------------------------------

                               [PLOT POINTS CHART]

                     Sit
                   Florida  Lehman
                  Tax-Free  5-Year
                   Income  Municipal
         Date       Fund   Bond Index
         ----     -------- ----------
      12/31/2003    10,000   10,000
       1/31/2004    10,025   10,047
       2/29/2004    10,104   10,170
       3/31/2004    10,108   10,128
       4/30/2004    10,030    9,925
       5/31/2004    10,020    9,874
       6/30/2004    10,046    9,910
       7/31/2004    10,101   10,002
       8/31/2004    10,148   10,177
       9/30/2004    10,174   10,191
      10/31/2004    10,217   10,247
      11/30/2004    10,210   10,180
      12/31/2004    10,258   10,272
       1/31/2005    10,305   10,270
       2/28/2005    10,298   10,219
       3/31/2005    10,294   10,154

The sum of $10,000 invested at inception (12/31/03) and held until 3/31/05 would have grown to $10,294 in the Fund or $10,154 in the Lehman 5-Year Municipal Bond Index assuming reinvestment of all dividends and capital gains.

--------------------------------------------------------------------------------
                                QUALITY RATINGS
                            (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Lower of Moody's, S&P, Fitch or Duff & Phelps ratings used.

                                   [PIE CHART]

                                  Other Assets
                                 and Liabilities
                                      3.5%

                                       Not
                                      Rated
                                      9.9%

                                       BBB
                                      10.3%

                                        A
                                      11.8%

                                       AA
                                      4.9%

                                       AAA
                                      59.6%

                                  Assessment of
                              Non-Rated Securities

                                   AAA   1.0%
                                    AA   0.0
                                     A   0.0
                                   BBB   0.0
                                    BB   8.9
                                         ----
                                 Total   9.9%

--------------------------------------------------------------------------------
SIT FLORIDA TAX-FREE INCOME FUND
MARCH 31, 2005
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

QUANTITY ($)    NAME OF ISSUER                                                                                 MARKET VALUE ($)(1)
MUNICIPAL BONDS (96.5%) (2)

    ESCROWED TO MATUTIRY / PREREFUNDED (2.4%)
       75,000   Tampa Rev. Series 1993 (Allegany Hlth. Sys. - St. Joseph's Hosp. Proj.),
                   5.125%, 12/1/23                                                                                       76,225
                                                                                                                    -----------

    GENERAL OBLIGATION (1.9%)
                       60,000   FL Brd. Ed. Cap Outlay Refunding Series 1995A, 5.50%, 6/1/19                             60,919
                                                                                                                    -----------

    HOSPITAL/HEALTH CARE (11.1%)
                Highlands Co. Hlth. Facs. Auth. Rev. Series 2003D (Adventist Hlth. Sys. Proj.):
       15,000      6.00%, 11/15/25                                                                                       16,209
       25,000      5.875%, 11/15/29                                                                                      26,861
       25,000   Hillsborough Co. Industrial Dev. Auth. Hosp. Rev. Refunding Series 2003A (Tampa General
                   Hosp. Proj.), 2.50%, 10/1/05                                                                          24,956
                Marion Co. Hosp. Dist. Rev. Refunding Series 1999 (Munroe Reg. Proj.):
       25,000      5.25%, 10/1/10                                                                                        26,700
       50,000      5.50%, 10/1/14                                                                                        52,886
       50,000   Miami Hlth. Fac. Auth. Rev. Series 2003B (Catholic Hlth. East Proj.),
                   2.50%, 11/15/05                                                                                       49,930
       50,000   Polk Co. Hsg. Fin. Auth. Mtg. Rev. Series 1994A (Lake Wales Gardens Proj.),
                   5.625%, 5/20/14                                                                                       53,099
      100,000   South Lake Co. Hosp. Dist. Rev. Series 2003 (South Lake Hosp., Inc. Proj.),
                   5.50%, 10/1/13                                                                                       101,423
                                                                                                                    ------------
                                                                                                                        352,064
                                                                                                                    ------------
    INSURED (56.7%)
       90,000   Brevard Co. School Board C.O.P. Series 1996B (Ambac insured), 5.50%, 7/1/21                              94,882
       50,000   Clearwater Hsg. Auth. Rev. Refunding Series 1997 (Hamptons at Clearwater Proj.) (ACA insured),
                   5.40%, 5/1/13                                                                                         51,668
      210,000   Dade Co. Hlth. Fac. Auth. Hosp. Rev. Refunding Series 1993A (Baptist Hosp. Miami Proj.)
                   (MBIA insured), 5.25%, 5/15/21                                                                       210,527
       95,000   Dade Co. Public Fac. Rev. Series 1993 (Jackson Mem. Hosp. Proj.)(MBIA insured),
                   5.25%, 6/1/23                                                                                         95,326
      100,000   Dade Co. Seaport Rev. Refunding Series 1995 (MBIA insured), 5.75%, 10/1/15                              103,439
       20,000   Dade Co. Water & Sewer System Rev. Series 1995 (FGIC insured), 5.50%, 10/1/18                            20,651
       15,000   FL Correctional Privatization Certs. Of Participation Series 1995B, 5.00%, 8/1/17                        15,388
       50,000   FL HFC Hsg. Rev. Hsg. Series 2000D-1 (Augustine Club Apts. Proj.)(Ambac insured),
                   5.75%, 10/1/30                                                                                        51,942
       75,000   FL Dept. Gen. Svcs. Div. Facs. Mgmt. Rev. Refunding Series 1995B (Ambac insured),
                   5.70%, 9/1/20                                                                                         76,601
       75,000   Fort Myers Impt. Rev. Series 1992C (Ambac Insured), 5.70%, 12/1/05                                       75,199
      100,000   Halifax Hosp. Med. Ctr. Health Care Fac. Rev. Series 1998A (Halifax Mgmt. Sys. Proj.)
                   (ACA insured), 5.00%, 4/1/12                                                                         102,455
      100,000   Hillsborough Co. Educ. Fac. Auth. Rev. Refunding Series 1998 (Univ. of Tampa Proj.)
                   (Radian insured), 5.75%, 4/1/18                                                                      108,405
       55,000   Naples Hosp. Rev. Refunding Series 1993 (Cmnty. Hosp. Inc. Proj)(MBIA insured),
                   5.25%, 10/1/14                                                                                        55,667
       80,000   Orange Co. Hlth. Facs. Auth. Rev. Series 1995 (Adventist Hlth. Sys.)(Ambac insured),
                   5.25%, 11/15/20                                                                                       82,590
       25,000   Orange Co. School Board C.O.P. Series 1997A (MBIA insured), 5.375%, 8/1/22                               26,363
       65,000   Osceola Co. School Board C.O.P. Series 1995A
                   (Ambac insured), 5.25%, 6/1/10                                                                        65,941
       90,000   Palm Beach Co. Hlth. Facs. Auth. Rev. Series 1993 (Jupiter Med. Ctr. Proj.)(FSA insured),
                   5.25%, 8/1/18                                                                                         90,623
                Port Everglades Auth. Rev. Refunding & Impt. Series 1989A:
       45,000      (FSA insured), 5.00%, 9/1/16                                                                          45,084
      150,000      (MBIA-IBC insured), 5.00%, 9/1/16                                                                    150,280

QUANTITY ($)    NAME OF ISSUER                                                                                   MARKET VALUE ($)(1)
       50,000   Univ. of South FL Rev. Hsg. Fac. Series 1997A (MBIA insured), 5.35%, 7/1/15                              51,929
       25,000   Venice Hlth. Care Rev. Series 1996 (Bon Secours Hlth. Sys. Proj.)(MBIA insured),
                   5.625%, 8/15/26                                                                                       26,230
      140,000   Village Ctr. Cmnty. Dev. Dist. Recreational Rev. Series 1998A (MBIA insured),
                   5.00%, 11/1/21                                                                                       145,781
       50,000   Volusia Co. Hlth. Fac. Auth. Rev. Refunding & Impt. Series 1994 (Hosp. Fac. - Memorial Hlth. Proj)
                   (Ambac insured), 5.75%, 11/15/13                                                                      51,127
                                                                                                                    ------------
                                                                                                                      1,798,098
                                                                                                                    ------------
    MULTIFAMILY MORTGAGE (12.8%)
      100,000   Broward Co. Hsg. Fin. Auth. Multifamily Rev. Refunding Series 1996 (Tamarac Pointe
                   Apts. Proj.)(GNMA collateralized), 6.15%, 7/1/16                                                     103,842
       45,000   Capital Trust Agy. Multifamily Rev. Sr. Series 2003A (Golf Villas, Rivermill, and Village Square
                   Apts. Proj.), 4.75%, 6/1/13                                                                           43,143
       45,000   Collier Co. HFA Multifamily Hsg. Rev. Series 2002C (Goodlette Arms Proj.),
                   5.25%, 8/15/15                                                                                        47,082
       35,000   Miami-Dade Co. Special Hsg. Rev. Refunding Series 1998 (Section 8),
                   5.30%, 10/1/05                                                                                        34,898
       55,000   Palm Beach Hsg. Fin. Auth. Rev. Refunding Series 1997A, 5.95%, 10/20/31                                  55,657
      120,000   Palm Beach Co. Hlth. Fac. Auth. Rev. Series 1996 (ACTS Retirement Cmnty. Proj.),
                   5.625%, 11/15/20                                                                                     122,453
                                                                                                                    ------------
                                                                                                                        407,075
                                                                                                                    ------------
    UTILITY (2.6%)
               Jacksonville Elec. Auth Rev.:
      50,000      Refunding Series 1997-2-14 (St. John's River Proj.), 4.90%, 10/1/08                                   51,304
      30,000      Water & Sewer Series 2000A, 4.50%, 10/1/09                                                            30,314
                                                                                                                    -----------
                                                                                                                        81,618
                                                                                                                    -----------
    OTHER REVENUE BONDS (9.0%)
       25,000   Capital Region Cmnty. Dev. Dist. Rev. Series 2001B, 5.95%, 5/1/06                                        25,037
       40,000   Double Branch Cmnty. Dev. Dist. Rev. Series 2003C, 5.125%, 5/1/08                                        40,374
      100,000   Fiddlers Creek Cmnty. Dev. Dist. No. 2 Rev. Series 2003B, 5.75%, 5/1/13                                 103,055
       35,000   Mediterra North Cmnty. Dev. Dist. Impt. Rev. Series 2001B, 6.00%, 5/1/08                                 35,151
       25,000   Parklands Lee Cmnty. Dev. Dist. Rev. Series 2004B, 5.125%, 5/1/11                                        25,070
       20,000   Parklands West Cmnty. Dev. Dist. Rev. Series 2001B, 6.00%, 5/1/06                                        20,017
       35,000   Reunion East Cmnty. Dev. Dist. Series 2002B, 5.90%, 11/1/07                                              35,587
                                                                                                                    ------------
                                                                                                                        284,291
                                                                                                                    ------------

Total municipal bonds (cost: $3,064,341)                                                                              3,060,290
                                                                                                                    ------------


Total investments in securities (cost: $3,064,341) (7)                                                               $3,060,290
                                                                                                                    ============





See accompanying notes to portfolios of investments on page 62.               57

--------------------------------------------------------------------------------
SIT BOND FUND
ONE YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------
SENIOR PORTFOLIO MANAGERS,  MICHAEL C. BRILLEY AND BRYCE A. DOTY, CFA
PORTFOLIO MANAGER, MARK H. BOOK, CFA
--------------------------------------------------------------------------------
     The Sit Bond Fund provided investors with a +1.61% return during the fiscal year ending March 31, 2005, while the Lehman Aggregate Bond Index returned +1.15%. The Fund's 30-day SEC yield was 5.26% and its 12-month distribution rate was 4.93%.

     Asset-backed and mortgage securities each contributed positively to performance during the 12 month period, primarily through providing high levels of current income and price stability. This was in contrast to returns of the Funds benchmark, which saw greater levels of price depreciation during the period. The U.S. Treasury sector contributed strongly to returns, as the Fund opportunistically purchased U.S. Treasury securities during periods of market weakness throughout the year. In addition, a focus on longer maturities within the sector provided added value as longer-maturity Treasuries out-performed shorter-maturity Treasuries. Lastly, the Fund benefited by avoiding intermediate maturity securities as these performed worse then both short and longer-maturity securities.

     The constraints of high energy prices continue to be prevalent throughout the economy. However, with absolute levels of interest rates at historically low levels, we believe economic growth will continue, causing interest rates to rise further. We believe that maintaining an investment strategy focused on high levels of current income is best suited to provide strong returns within this market environment, by utilizing securities such as high coupon mortgage pass-throughs. The high levels of current income produced by these securities as well as their tendency to exhibit relative price stability during periods of rising interest rates should result in strong performance for these securities given current market conditions.

     On April 28, 2005 Sit Bond Fund shareholders voted to liquidate the Fund due to limited net assets. We want to thank our shareholders for their past support and interest in the Fund.

--------------------------------------------------------------------------------
                       INVESTMENT OBJECTIVE AND STRATEGY
--------------------------------------------------------------------------------
         The investment objective of the Fund is to maximize total return, consistent with preservation of capital. The Fund will pursue its objective by investing in a diversified portfolio of fixed-income securities which include, but are not limited to, the following: U.S. government securities; corporate debt securities; corporate commercial paper; mortgage and other asset-backed securities.

--------------------------------------------------------------------------------
                               PORTFOLIO SUMMARY
--------------------------------------------------------------------------------
              Net Asset Value  3/31/05:        $9.74  Per Share
                               3/31/04:       $10.07  Per Share
                      Total Net Assets:       $10.7  Million
                      30-day SEC Yield:         5.26%
            12-Month Distribution Rate:         4.93%
                      Average Maturity:        15.8 Years
                    Effective Duration:         3.4 Years(1)



(1) Effective duration is a measure which reflects estimated price sensitivity to a given change in interest rates. For example, for an interest rate change of 1.0%, a portfolio with a duration of 5 years would be expected to experience a price change of 5%. Effective duration is based on current interest rates and the Adviser's assumptions regarding the expected average life of individual securities held in the portfolio.

--------------------------------------------------------------------------------
                              PORTFOLIO STRUCTURE
                            (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
                             Mortgage Pass-Through
                                      23.5

                            Asset-Backed Securities
                                      21.7

                                Corporate Bonds
                                    and Notes
                                      18.1

                            Collateralized Mortgage
                                   Obligations
                                      5.7

                             Sectors less than 4.0%
                                      8.7

                                  Cash & Other
                                   Net Assets
                                      22.3

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
                                                          LIPPER INTER.
                        SIT              LEHMAN            INVESTMENT
                        BOND            AGGREGATE          GRADE BOND
                        FUND            BOND INDEX         FUND INDEX
                       ------           ----------        ------------
3 Month**              -0.25%            -0.48%              -0.48%
6 Month**               0.39              0.47                 n/a
1 Year                  1.61              1.15                1.24
5 Years                 6.43              7.14                6.81
10 Years                6.50              7.14                6.68
Inception               6.01              6.51                6.03
(12/1/93)

--------------------------------------------------------------------------------
                           CUMULATIVE TOTAL RETURNS*
--------------------------------------------------------------------------------
                                                          LIPPER INTER.
                        SIT           LEHMAN               INVESTMENT
                        BOND         AGGREGATE             GRADE BOND
                        FUND         BOND INDEX            FUND INDEX
                       -----         ----------            ----------
1 Year                  1.61%            1.15%                1.24%
5 Years                36.56            41.16                39.04
10 Years               87.75            99.32                90.92
Inception              93.82           104.37                94.19
(12/1/93)

*AS OF 3/31/05                                           **NOT ANNUALIZED.

--------------------------------------------------------------------------------
PERFORMANCE FIGURES ARE HISTORICAL AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL VARY, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AS WELL AS REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. MANAGEMENT FEES AND ADMINISTRATIVE EXPENSES ARE INCLUDED IN THE FUND'S PERFORMANCE; HOWEVER, FEES AND EXPENSES ARE NOT INCORPORATED IN THE LEHMAN AGGREGATE BOND INDEX. THE LIPPER RETURNS ARE OBTAINED FROM LIPPER ANALYTICAL SERVICES, INC., A LARGE INDEPENDENT EVALUATOR OF MUTUAL FUNDS.

--------------------------------------------------------------------------------
                               GROWTH OF $10,000
--------------------------------------------------------------------------------

                               [PLOT POINTS CHART]

                             Lehman                            Lehman                             Lehman
                     Sit    Aggregate                  Sit    Aggregate                   Sit    Aggregate
                     Bond     Bond                     Bond     Bond                      Bond     Bond
         Date        Fund     Index        Date        Fund     Index         Date        Fund     Index
         ----       ------  ---------      ----       ------  ---------       ----       ------  ---------
       12/1/1993    10,000   10,000       9/30/1997    12,928   12,765       7/31/2001    16,205   16,750
      12/31/1993    10,034   10,054      10/31/1997    13,085   12,950       8/31/2001    16,386   16,942
       1/31/1994    10,176   10,190      11/30/1997    13,109   13,010       9/30/2001    16,493   17,139
       2/28/1994    10,066   10,013      12/31/1997    13,200   13,141      10/31/2001    16,835   17,498
       3/31/1994     9,878    9,766       1/31/1998    13,352   13,310      11/30/2001    16,616   17,257
       4/29/1994     9,798    9,688       2/28/1998    13,338   13,300      12/31/2001    16,588   17,147
       5/31/1994     9,804    9,687       3/31/1998    13,356   13,345       1/31/2002    16,723   17,286
       6/30/1994     9,772    9,665       4/30/1998    13,414   13,415       2/28/2002    16,851   17,454
       7/31/1994     9,900    9,857       5/31/1998    13,531   13,542       3/31/2002    16,598   17,163
       8/31/1994     9,927    9,870       6/30/1998    13,631   13,657       4/30/2002    16,943   17,496
       9/30/1994     9,815    9,724       7/31/1998    13,642   13,686       5/31/2002    17,077   17,645
      10/31/1994     9,811    9,716       8/31/1998    13,827   13,909       6/30/2002    17,246   17,797
      11/30/1994     9,816    9,694       9/30/1998    14,056   14,235       7/31/2002    17,312   18,012
      12/31/1994     9,903    9,761      10/31/1998    13,924   14,159       8/30/2002    17,461   18,316
       1/31/1995    10,045    9,954      11/30/1998    14,003   14,240       9/30/2002    17,635   18,613
       2/28/1995    10,253   10,191      12/31/1998    14,060   14,283      10/31/2002    17,417   18,528
       3/31/1995    10,323   10,253       1/31/1999    14,127   14,385      11/30/2002    17,487   18,523
       4/30/1995    10,417   10,397       2/28/1999    13,964   14,133      12/31/2002    17,697   18,906
       5/31/1995    10,839   10,799       3/31/1999    14,063   14,212       1/31/2003    17,752   18,922
       6/30/1995    10,942   10,878       4/30/1999    14,117   14,257       2/28/2003    17,889   19,184
       7/31/1995    10,911   10,854       5/31/1999    14,008   14,132       3/31/2003    17,884   19,169
       8/31/1995    11,027   10,985       6/30/1999    13,970   14,087       4/30/2003    18,055   19,327
       9/30/1995    11,137   11,092       7/31/1999    13,964   14,027       5/31/2003    18,287   19,687
      10/31/1995    11,296   11,236       8/31/1999    13,919   14,020       6/30/2003    18,264   19,648
      11/30/1995    11,466   11,404       9/30/1999    14,026   14,183       7/31/2003    17,884   18,988
      12/31/1995    11,569   11,564      10/31/1999    14,015   14,235       8/31/2003    17,959   19,114
       1/31/1996    11,629   11,641      11/30/1999    14,049   14,234       9/30/2003    18,327   19,620
       2/29/1996    11,467   11,439      12/31/1999    14,012   14,165      10/31/2003    18,268   19,437
       3/29/1996    11,414   11,359       1/31/2000    13,920   14,119      11/30/2003    18,391   19,483
       4/30/1996    11,346   11,295       2/29/2000    14,054   14,290      12/31/2003    18,596   19,682
       5/31/1996    11,319   11,272       3/31/2000    14,193   14,478       1/31/2004    18,740   19,840
       6/30/1996    11,468   11,424       4/30/2000    14,117   14,436       2/29/2004    18,943   20,055
       7/31/1996    11,490   11,455       5/31/2000    14,064   14,430       3/31/2004    19,075   20,205
       8/31/1996    11,524   11,436       6/30/2000    14,312   14,730       4/30/2004    18,660   19,679
       9/30/1996    11,693   11,635       7/31/2000    14,390   14,864       5/31/2004    18,601   19,600
      10/31/1996    11,909   11,893       8/31/2000    14,612   15,079       6/30/2004    18,706   19,711
      11/30/1996    12,148   12,097       9/30/2000    14,741   15,174       7/31/2004    18,857   19,907
      12/31/1996    12,061   11,984      10/31/2000    14,775   15,274       8/31/2004    19,205   20,286
       1/31/1997    12,084   12,021      11/30/2000    15,048   15,524       9/30/2004    19,307   20,341
       2/28/1997    12,124   12,051      12/31/2000    15,308   15,812      10/31/2004    19,379   20,512
       3/31/1997    12,008   11,917       1/31/2001    15,477   16,071      11/30/2004    19,225   20,348
       4/30/1997    12,211   12,096       2/28/2001    15,769   16,211      12/31/2004    19,431   20,536
       5/31/1997    12,319   12,210       3/31/2001    15,780   16,292       1/31/2005    19,542   20,664
       6/30/1997    12,477   12,355       4/30/2001    15,584   16,224       2/28/2005    19,480   20,542
       7/31/1997    12,847   12,688       5/31/2001    15,712   16,322       3/31/2005    19,382   20,437
       8/31/1997    12,730   12,580       6/30/2001    15,868   16,384

The sum of $10,000 invested at inception (12/1/93) and held until 3/31/05 would have grown to $19,382 in the Fund or $20,437 in the Lehman Aggregate Bond Index assuming reinvestment of all dividends and capital gains.

--------------------------------------------------------------------------------
                                QUALITY RATINGS
                            (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------

                                   [PIE CHART]

                                  U.S. Treasury
                                      3.2%

                                  Govt. Agency
                                     Backed
                                   Securities
                                     27.4%

                                  Less Than BBB
                                      7.7%

                                       BBB
                                      10.9%

                                        A
                                      20.8%

                                       AAA
                                      7.7%

                                      Other
                                     Assets
                                       and
                                   Liabilities
                                      22.3%

Lower of Moody's or S&P rating used.

--------------------------------------------------------------------------------
SIT BOND FUND
MARCH 31, 2005
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
QUANTITY ($)    NAME OF ISSUER                            MARKET VALUE ($)(1)

U.S. GOVERNMENT SECURITIES (3.2%) (2)

     1,050,000  U.S. Treasury Strips, zero coupon,
                 6.04% effective yield, 11/15/27                 344,312
                                                           --------------
   (cost:  $351,906)

ASSET-BACKED SECURITIES (21.7%) (2)
        57,392  Bear Stearns Securities, Inc.
                 Series 2000-1 AF, 7.52%, 3/25/30                 58,976
       150,000  Chase Funding Mtg. Series 2002-1,
                 6.595%, 2/25/32                                 155,932
       341,478  Conseco Home Equity Loan Series
                 2002-A A5, 7.05%, 4/15/32                       357,311
       157,364  Conseco Mfg. Housing Series,
                 2002-2 A2, 6.03%, 3/1/33                        159,627
                Deutsche Financial Capital Securitization:
       119,508   Series 1997-I A3, 6.75%, 9/15/27                120,475
        57,197   Series 1998-I A3, 6.10%, 4/15/28                 56,026
       162,959  FMAC Trust Series 1997C, 6.75%, 12/15/19         162,885
                Green Tree Financial Corp.:
        33,126   1995-5 A6, 7.25%, 9/15/26                        33,977
        86,065   1997-1 A6, 7.29%, 3/15/28                        91,119
       172,826   1998-1 A6, 6.33%, 11/1/29                       177,191
        68,771   1998-3 A6, 6.76%, 3/1/30                         71,526
       200,000   1999-1 A5, 6.11%, 9/1/23                        203,987
           214  Green Tree Home Equity Loan Trust
                 Series 1999-D A5, 7.88%, 9/15/30                    214
                 Indymac Manufactured Housing Contract:
       153,640   1998-2 A3, 6.20%, 9/25/17                       150,764
       115,230   1998-2 A4, 6.64%, 12/25/27                      113,607
        62,061  Oakwood Mortgage Investors, Inc.
                 Series 1997-D A4, 6.725%, 2/15/28                62,549
       150,000  Origen Mfg. Housing
                 Series 2001A, 7.08%, 3/15/32                    155,082
       195,803  UCFC Mfg. Housing Contract
                 Series1998-2 A3, 6.16%, 8/15/19                 197,165
                                                           --------------

Total asset-backed securities                                  2,328,413
   (cost:  $2,320,013)                                     --------------


COLLATERALIZED MORTGAGE OBLIGATIONS (5.7%) (2)
        81,059  Countrywide Home Loans Series 2002-27 A8,
                 4.00%, 12/25/32                                  79,657
       118,460  FHLMC Series 2647-A, 3.25%, 4/15/32              110,942
       210,466  FHLMC Series 2694-BA, 4.00%, 6/15/31             207,314
        86,676  FNMA Series 1990 45J, 9.50%, 5/25/20              94,790
       118,740  Washington Mutual Series 2002-S8 A7,
                 5.25%, 1/25/18                                  119,297
                                                           --------------

Total collateralized mortgage obligations                        612,000
   (cost:  $611,387)                                       --------------


 QUANTITY ($)   NAME OF ISSUER                              MARKET VALUE ($)(1)

CORPORATE BONDS & NOTES (18.1%) (2)
       100,000  Bank of New York Capital, 7.97%, 12/31/26        109,124
       200,000  Barnett Capital (BOA), 8.06%, 12/1/26            216,705
       300,000  Citigroup Capital, 8.015%, 2/15/27               330,707
        50,000  CSX Transportation, Inc., 9.75%, 6/15/20          70,292
       300,000  First Hawaiian Capital Trust, 8.343%, 7/1/27     331,770
       200,000  Morton Intl., Inc., 9.25%, 6/1/20                285,715
       100,000  Narragansett Electric Co., 7.39%, 10/1/27        109,002
        50,000  Prologis Trust, 7.625%, 7/1/17                    57,330
       100,000  Union Pacific Corp., 7.00%, 2/1/16               113,126
       100,000  US Bancorp Capital, 8.27%, 12/15/26              107,429
       200,000  Wells Fargo Capital, 7.96%, 12/15/26             218,484
                                                           --------------

Total corporate bonds & notes                                  1,949,684
   (cost:  $1,898,079)                                     --------------


MORTGAGE PASS-THROUGH SECURITIES (23.5%) (2)(3)
                Federal Home Loan Mortgage Corporation:
        66,423   3.08%, 5/1/34                                    65,427
        94,417   7.50%, 7/1/29                                   101,005
        89,663   8.00%, 1/1/18                                    94,431
        32,843   8.30%, 7/17/19                                   35,683
       159,077   8.375%, 5/17/20                                 171,080
        88,721   8.50%, 9/1/16                                    96,576
        85,892   9.00%, 3/1/21                                    93,188
        21,886   9.00%, 7/1/22                                    23,907
        13,369   9.00%, 7/1/30                                    14,797
        45,921   9.50%, 8/1/16                                    51,113
        53,904   9.50%, 12/1/22                                   59,658
        38,156   9.50%, 12/1/22                                   42,112
        13,948   10.25%, 9/1/09                                   14,988
        10,191   10.75%, 3/1/11                                   11,025
                Federal National Mortgage Association:
       126,260   4.023%, 4/1/33                                  125,498
        57,058   7.50%, 5/1/30                                    61,269
       147,333   7.50%, 6/1/32                                   158,428
        38,615   8.50%, 2/1/25                                    41,810
        86,636   8.50%, 5/1/30                                    94,540
        91,462   9.00%, 1/1/15                                   100,421
        18,577   9.50%, 4/1/25                                    20,757
        51,123   9.75%, 1/15/13                                   56,009
        37,171   10.25%, 8/15/13                                  41,031
        87,942   10.50%, 5/1/19                                   97,403
        35,954   11.00%, 9/1/19                                   39,554
        38,050   11.00%, 11/1/20                                  41,763

QUANTITY ($)    NAME OF ISSUER                               MARKET VALUE ($)(1)

                Government National Mortgage Association:
        75,064   7.90%, 8/20/21                                   80,535
        57,951   8.00%, 4/15/17                                   62,685
        92,838   8.50%, 10/15/24                                 102,266
        90,548   8.50%, 11/20/26                                  98,336
        51,431   8.50%, 10/15/24                                  56,654
        48,739   8.75%, 11/15/09                                  52,445
         4,871   9.00%, 10/15/06                                   5,006
         7,838   9.00%, 9/15/08                                    8,248
         6,289   9.00%, 4/15/09                                    6,672
        19,726   9.00%, 4/15/09                                   20,925
         2,356   9.00%, 8/15/11                                    2,570
        39,042   9.00%, 1/15/17                                   43,388
         6,846   9.00%, 8/20/19                                    7,477
         4,696   9.00%, 6/20/21                                    5,144
         7,068   9.00%, 12/20/21                                   7,742
        59,579   9.00%, 2/20/27                                   65,593
        10,685   9.25%, 5/15/10                                   11,725
         3,234   9.50%, 11/15/05                                   3,283
        17,376   9.50%, 2/15/11                                   19,243
        40,523   9.50%, 5/20/16                                   44,557
         3,607   9.50%, 5/20/18                                    3,987
        28,819   9.50%, 7/20/18                                   31,852
        19,640   9.50%, 7/20/18                                   21,707
           423   9.50%, 4/15/20                                      471
         4,356   9.50%, 11/15/21                                   4,858
                                                           --------------

Total mortgage pass-through securities                         2,520,842
   (cost:  $2,498,848)                                     --------------


TAXABLE MUNICIPAL SECURITIES (3.8%) (2)
       250,000  Academica Charter Sch. Series 2004,
                 7.93%, 8/15/19                                  252,870
        19,000  Bernalillo Multifamily. Series 1998A,
                 7.50%, 9/20/20                                   20,768
                CA Rural HMFA Single Family Mtg. Rev.:
        12,000   Series 2003A, 5.25%, 12/1/24                     12,011
       120,000   Series 2004A, 5.375%, 6/1/29                    120,271
                                                           --------------

Total taxable municipal securities                               405,920
   (cost:  $401,000)                                       --------------


CLOSED-END MUTUAL FUNDS (1.7%) (2)
        15,400  American Strategic Income Portfolio (II)         178,640
                                                           --------------
   (cost:  $194,988)


QUANTITY ($)    NAME OF ISSUER                               MARKET VALUE ($)(1)

SHORT-TERM SECURITIES (17.3%) (2)
       198,726  Dreyfus Gov't Cash Mgmt. Fund, 2.56%             198,726
     1,656,000  Sit Money Market Fund, 2.26% (6)               1,656,000
                                                           --------------

Total short-term securities                                    1,854,726
   (cost:  $1,854,726)                                     --------------


Total investments in securities
   (cost:  $10,130,947) (7)                                  $10,194,537
                                                           ==============





See accompanying notes to portfolios of investments on page 62.               61

SIT MUTUAL FUNDS
MARCH 31, 2005
--------------------------------------------------------------------------------
NOTES TO PORTFOLIOS OF INVESTMENTS

(1) Securities are valued by procedures described in note 1 to the financial statements.

(2)      Percentage figures indicate percentage of total net assets.

(3) At March 31, 2005, 4.0% of net assets in the U.S. Government Securities Fund and 1.3% of net assets in the Bond Fund were invested in GNMA mobile home pass-through securities.

(4) Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At March 31, 2005, 12.6% of net assets in the Minnesota Tax-Free Income Fund was invested in such securities.

(5) Rule 144A Securities, Section 4(2) Commercial Paper, and Municipal Lease Securities ("Restricted Securities") held by the Funds which have been determined to be liquid by the Adviser in accordance to guidelines established by the Board of Directors.

(6) This security represents an investment in an affiliated party. See notes to the accompanying financial statements.

(7) At March 31, 2005 the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost were as follows:

                                                                                        U.S.
                                                                       MONEY         GOVERNMENT         TAX-FREE
                                                                       MARKET        SECURITIES          INCOME
                                                                        FUND            FUND              FUND
                                                                    ------------    -------------    -------------
Cost for federal income tax purposes                                $ 38,238,150    $ 256,435,212    $ 355,933,931
                                                                    ============    =============    =============

Unrealized appreciation (depreciation) on investments:
         Gross unrealized appreciation                                        --    $   3,011,357    $   4,699,357
         Gross unrealized depreciation                                        --       (2,623,936)     (10,889,649)
                                                                    ------------    -------------    -------------

Net unrealized appreciation (depreciation)                                    --    $     387,421    $  (6,190,292)
                                                                    ============    =============    =============


                                                                     MINNESOTA        FLORIDA
                                                                     TAX-FREE         TAX-FREE
                                                                      INCOME           INCOME             BOND
                                                                        FUND            FUND              FUND
                                                                    ------------    -------------    -------------
Cost for federal income tax purposes                                $232,000,575    $   3,064,341    $  10,130,947
                                                                    ============    =============    =============

Unrealized appreciation (depreciation) on investments:
         Gross unrealized appreciation                              $  3,393,608    $      10,178    $     145,637
         Gross unrealized depreciation                                (3,714,555)         (14,229)         (82,047)
                                                                    ------------    -------------    -------------

Net unrealized appreciation (depreciation)                          $   (320,947)   $      (4,051)   $      63,590
                                                                    ============    =============    =============

(8) These securities have been identified by the investment adviser as illiquid securities. The aggregate value of these securities at March 31, 2005, is $8,565,533 and $417,892 in the Tax-Free Income and
         Minnesota Tax-Free Income Funds respectively, which represents 2.4% and 0.2% of the Fund's net assets, respectively.

(9) Presently non-income producing securities. Items identified are in default as to payment of interest.

(10) At March 31, 2005, the total cost of investments purchased on a when-issued or forward-commitment basis was $716,483 for the Minnesota Tax-Free Income Fund.

                  This page has been intentionally left blank.

SIT MUTUAL FUNDS
MARCH 31, 2005
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES


                                                                  U.S.
                                                 MONEY          GOVERNMENT        TAX-FREE
                                                 MARKET         SECURITIES         INCOME
ASSETS                                            FUND            FUND             FUND
                                              -------------   -------------    -------------
Investments in securities, at
    identified cost                           $  38,238,150   $ 256,405,319    $ 355,933,931
                                              =============   =============    =============

Investments in securities, at
    market value - see accompanying
    schedules for detail                      $  38,238,150   $ 256,822,633    $ 349,743,639
Investments in affiliated mutual funds                   --              --               --
Cash in bank on demand deposit                           93           3,363               --
Accrued interest and dividends receivable                --       1,437,771        5,071,032
Receivable for investment securities sold                --         898,205          766,034
Receivable for principal paydowns                        --         315,621               --
Other receivables                                        --              --               --
Receivable for Fund shares sold                       2,060          70,756          132,070
                                              -------------   -------------    -------------

          Total assets                           38,240,303     259,548,349      355,712,775
                                              -------------   -------------    -------------

LIABILITIES
Disbursements in excess of
    cash balances                                        --              --               14
Payable for investment securities
    purchased - when issued (note 1)                     --              --               --
Payable for investment securities purchased              --              --          448,857
Payable for Fund shares redeemed                      7,944          64,994           19,385
Cash portion of dividends
    payable to shareholders                          74,360         896,910        1,132,532
Other payables                                           --           2,036           13,049
Accrued investment management
    and advisory services fee                        17,345         174,735          231,048
                                              -------------   -------------    -------------

          Total liabilities                          99,649       1,138,675        1,844,885
                                              -------------   -------------    -------------

Net assets applicable to
    outstanding capital stock                 $  38,140,654   $ 258,409,674    $ 353,867,890
                                              =============   =============    =============

NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus)       $  38,140,654   $ 261,987,020    $ 389,716,271
Undistributed (distributions in excess of)
    net investment income                                --              --               --
Accumulated net realized gain (loss)
    from security transactions                           --      (3,994,660)     (29,658,089)
Unrealized appreciation
    (depreciation) on investments                        --         417,314       (6,190,292)

                                              -------------   -------------    -------------
                                              $  38,140,654   $ 258,409,674    $ 353,867,890
                                              =============   =============    =============

    Outstanding shares                           38,143,739      24,343,138       36,221,868
                                              =============   =============    =============

Net asset value per share of
    outstanding capital stock                 $        1.00   $       10.62    $        9.77
                                              =============   =============    =============

  MINNESOTA         FLORIDA
  TAX-FREE          TAX-FREE
   INCOME            INCOME            BOND
    FUND              FUND             FUND
-------------    -------------    -------------

$ 232,000,575    $   3,064,341    $  10,130,947
=============    =============    =============



$ 231,679,628    $   3,060,290    $   8,538,537
           --               --        1,656,000
       69,785           65,859               --
    3,427,855           56,944           70,693
           --               --          536,826
           --               --            2,088
        1,955               --               --
       20,000               --               --
-------------    -------------    -------------

  235,199,223        3,183,093       10,804,144
-------------    -------------    -------------



           --               --               --

      716,483               --               --
      308,784               --               --
           --               --           10,304

      980,749            8,190           46,163
           --               --              430

      158,807            2,145            8,657
-------------    -------------    -------------

    2,164,823           10,335           65,554
-------------    -------------    -------------


$ 233,034,400    $   3,172,758    $  10,738,590
=============    =============    =============


$ 241,350,475    $   3,193,467    $  10,980,899

           --               --               --

   (7,995,128)         (16,658)        (305,899)

     (320,947)          (4,051)          63,590

-------------    -------------    -------------
$ 233,034,400    $   3,172,758    $  10,738,590
=============    =============    =============

   23,088,412          319,229        1,103,055
=============    =============    =============


$       10.09    $        9.94    $        9.74
=============    =============    =============


See accompanying notes to financial statements on pages 70 - 74.              65

SIT MUTUAL FUNDS
ONE YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS


                                                                      U.S.
                                                      MONEY         GOVERNMENT       TAX-FREE
                                                      MARKET        SECURITIES        INCOME
                                                       FUND            FUND            FUND
                                                   ------------    ------------    ------------
Investment income:
     INCOME:
        Interest                                   $    760,780    $ 11,470,766    $ 15,723,197
                                                   ------------    ------------    ------------
              Total income                              760,780      11,470,766      15,723,197
                                                   ------------    ------------    ------------

     EXPENSES (NOTE 3):
        Investment management and
           advisory services fee                        353,875       2,232,557       2,729,806
           Less fees and expenses absorbed
              by investment adviser                    (132,661)       (100,000)        (91,226)
                                                   ------------    ------------    ------------

           Total net expenses                           221,214       2,132,557       2,638,580
                                                   ------------    ------------    ------------

           Net investment income                        539,566       9,338,209      13,084,617
                                                   ------------    ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS :
        Net realized gain (loss)                             --         445,411         167,720

        Net change in unrealized appreciation
           (or depreciation) on investments                  --      (5,039,411)     (4,863,575)
                                                   ------------    ------------    ------------

           Net gain (loss) on investments                    --      (4,594,000)     (4,695,855)
                                                   ------------    ------------    ------------

Net increase (decrease)  in net assets resulting
     from operations                               $    539,566    $  4,744,209    $  8,388,762
                                                   ============    ============    ============

 MINNESOTA         FLORIDA
 TAX-FREE         TAX-FREE
  INCOME           INCOME           BOND
   FUND             FUND            FUND
------------    ------------    ------------


$ 11,351,534    $    109,655    $    821,268
------------    ------------    ------------
  11,351,534         109,655         821,268
------------    ------------    ------------



   1,768,405          23,500         114,530

          --              --              --
------------    ------------    ------------

   1,768,405          23,500         114,530
------------    ------------    ------------

   9,583,129          86,155         706,738
------------    ------------    ------------



    (866,459)        (16,907)          3,285


  (2,863,486)        (12,025)       (480,198)
------------    ------------    ------------

  (3,729,945)        (28,932)       (476,913)
------------    ------------    ------------


$  5,853,184    $     57,223    $    229,825
============    ============    ============




See accompanying notes to financial statements on pages 70 - 74.              67

SIT MUTUAL FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                  MONEY MARKET                     U.S. GOVERNMENT
                                                                      FUND                         SECURITIES FUND
                                                         ----------------------------------------------------------------

                                                          YEAR ENDED       YEAR ENDED        YEAR ENDED       YEAR ENDED
                                                           MARCH 31,        MARCH 31,         MARCH 31,        MARCH 31,
                                                             2005             2004              2005             2004
                                                         -------------    -------------    -------------    -------------
OPERATIONS:
    Net investment income                                $     539,566    $     364,564    $   9,338,209    $   8,386,081
    Net realized gain (loss) on investments                         --               --          445,411       (1,912,803)
    Net change in unrealized appreciation
       (depreciation) of investments                                --               --       (5,039,411)        (443,196)
                                                         -------------    -------------    -------------    -------------

       Net increase (decrease) in net assets resulting
          from operations                                      539,566          364,564        4,744,209        6,030,082
                                                         -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                     (539,566)        (364,564)      (9,338,209)      (8,386,081)
    Net realized gains on investments                               --               --               --               --
                                                         -------------    -------------    -------------    -------------

       Total distributions                                    (539,566)        (364,564)      (9,338,209)      (8,386,081)
                                                         -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold                              200,038,917      293,752,413       79,941,811      138,253,374
    Reinvested distributions                                   370,743          253,263        8,604,289        7,544,075
    Payments for shares redeemed                          (206,878,981)    (323,238,848)    (112,984,057)    (264,839,538)
                                                         -------------    -------------    -------------    -------------

       Increase (decrease) in net assets from
         capital share transactions                         (6,469,321)     (29,233,172)     (24,437,957)    (119,042,089)
                                                         -------------    -------------    -------------    -------------

         Total increase (decrease) in net assets            (6,469,321)     (29,233,172)     (29,031,957)    (121,398,088)
NET ASSETS
    Beginning of period                                     44,609,975       73,843,147      287,441,631      408,839,719
                                                         -------------    -------------    -------------    -------------
    End of period                                        $  38,140,654    $  44,609,975    $ 258,409,674    $ 287,441,631
                                                         =============    =============    =============    =============

CAPITAL TRANSACTIONS IN SHARES:
    Sold                                                   200,038,917      293,752,412        7,477,550       12,864,871
    Reinvested distributions                                   370,743          253,263          803,437          702,008
    Redeemed                                              (206,878,981)    (323,238,848)     (10,566,532)     (24,694,458)
                                                         -------------    -------------    -------------    -------------

Net increase (decrease)                                     (6,469,321)     (29,233,173)      (2,285,545)     (11,127,579)
                                                         =============    =============    =============    =============

         TAX-FREE                     MINNESOTA TAX-FREE             FLORIDA TAX-FREE                       BOND
        INCOME FUND                       INCOME FUND                   INCOME FUND                         FUND
-----------------------------   -----------------------------   -----------------------------   -----------------------------
                                                                                THREE MONTHS
 YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED         ENDED         YEAR ENDED     YEAR ENDED
  MARCH 31,        MARCH 31,       MARCH 31,       MARCH 31,      MARCH 31,       MARCH 31,        MARCH 31,      MARCH 31,
    2005             2004            2005            2004            2005           2004             2005            2004
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$  13,084,617   $  16,074,659   $   9,583,129   $   9,619,328   $      86,155          13,678   $     706,738   $     817,160
      167,720      (5,180,250)       (866,459)       (566,405)        (16,907)            249           3,285         106,213

   (4,863,575)      3,234,491      (2,863,486)      1,430,127         (12,025)          7,974        (480,198)        177,221
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


    8,388,762      14,128,900       5,853,184      10,483,050          57,223          21,901         229,825       1,100,594
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

  (13,084,617)    (16,074,659)     (9,583,129)     (9,619,328)        (86,155)        (13,678)       (706,738)       (817,160)
           --              --              --              --              --              --              --              --
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

  (13,084,617)    (16,074,659)     (9,583,129)     (9,619,328)        (86,155)        (13,678)       (706,738)       (817,160)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

   87,033,580      78,962,625      76,385,175      61,673,832         908,356       2,632,125       3,327,554       4,564,417
   11,151,316      13,966,051       7,518,703       7,727,688          83,963           7,425         701,387         801,760
  (91,902,209)   (153,120,558)    (64,912,684)    (71,860,224)       (438,402)             --      (7,736,886)    (10,423,529)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


    6,282,687     (60,191,882)     18,991,194      (2,458,704)        553,917       2,639,550      (3,707,945)     (5,057,352)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

    1,586,832     (62,137,641)     15,261,249      (1,594,982)        524,985       2,647,773      (4,184,858)     (4,773,918)

  352,281,058     414,418,699     217,773,151     219,368,133       2,647,773              --      14,923,448      19,697,366
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$ 353,867,890   $ 352,281,058   $ 233,034,400   $ 217,773,151   $   3,172,758   $   2,647,773   $  10,738,590   $  14,923,448
=============   =============   =============   =============   =============   =============   =============   =============


    8,870,281       8,012,221       7,547,028       6,042,923          91,158         262,821         338,016         460,510
    1,136,292       1,414,778         743,012         757,985           8,422             739          71,100          80,921
   (9,369,595)    (15,522,405)     (6,424,729)     (7,049,298)        (43,911)             --        (788,241)     (1,051,186)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

      636,978      (6,095,406)      1,865,311        (248,390)         55,669   $     263,560        (379,125)       (509,755)
=============   =============   =============   =============   =============   =============   =============   =============


See accompanying notes to financial statements on pages 70 - 74.              69

SIT MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

(1)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The Sit Mutual Funds (the Funds) are 100% no-load funds, and are registered under the Investment Company Act of 1940 (as amended) as diversified (except Minnesota and Florida Tax-Free Income Funds which are non-diversified), open-end management investment companies, or series thereof. The Sit Bond Fund, Sit Minnesota Tax-Free Income Fund, and the Sit Tax-Free Income Fund are series funds of Sit Mutual Funds II, Inc. The Sit Florida Tax-Free Income Fund is a series fund of Sit Mutual Funds Trust. Each fund has 10 billion authorized shares of capital stock. Shares in the U.S. Government Securities Fund have a par value of $0.01, and shares in other funds have a par value of $0.001. This report covers the bond funds of the Sit Mutual Funds. The investment objective for each Fund is as follows:

         ----------------------------------------------------------------------------------------------
              FUND                                  INVESTMENT OBJECTIVES
         ----------------------------------------------------------------------------------------------
          Money Market       Maximum current income with the preservation of capital and maintenance of liquidity.
         ----------------------------------------------------------------------------------------------
         U.S. Government     High level of current income and safety of principal.
           Securities
         ----------------------------------------------------------------------------------------------
         Tax-Free Income     High level of current income that is exempt from federal income tax, consistent with the preservation of capital.
         ----------------------------------------------------------------------------------------------
            Minnesota        High level of current income that is exempt from federal reglar income tax
         Tax-Free Income     and Minnesota regular personal income tax, consistent with the preserva-
                             tion of capital.
         ----------------------------------------------------------------------------------------------
             Florida         High level of current income that is exempt from federal regular income
         Tax-Free Income     tax by investing in securities that are exempt from the Florida intangibles tax.
         ----------------------------------------------------------------------------------------------
              Bond           Maximize total return, consistent with the preservation of capital.
         ----------------------------------------------------------------------------------------------

         Significant accounting policies followed by the Funds are summarized below:

         INVESTMENTS IN SECURITIES
         Securities maturing more than 60 days from the valuation date, with the exception of those in Money Market Fund, are valued at the market price supplied by an independent pricing vendor based on current interest rates; those securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates market value. When market quotations are not readily available, securities are valued at fair value based on procedures determined in good faith by the Boards of Directors. Pursuant to Rule 2a-7 of the Investment Company Act of 1940, all securities in the Money Market Fund are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

         Security transactions are accounted for on the date the securities are purchased or sold. Gains and losses are calculated on the identified-cost basis. Interest, including level-yield amortization of long-term bond premium and discount, is recorded on the accrual basis. Dividends received from closed-end fund holdings are included in Interest Income and are generated from the underlying investments.

         Delivery and payment for securities which have been purchased by the Funds on a forward commitment or when-issued basis can take place two weeks or more after the transaction date. During this period, such securities are subject to market fluctuations and may increase or decrease in value prior to delivery, and the Funds maintain segregated assets with a market value greater than the amount of their purchase commitments. As of March 31, 2005, the Minnesota Tax-Free Income Fund had entered into when-issued or forward commitments of $716,483.

         The Minnesota Tax-Free Income Fund concentrates its investments in Minnesota, and therefore may have more credit risk related to the economic conditions in the state of Minnesota than a portfolio with broader geographical diversification.

         The Florida Tax-Free Income Fund concentrates its investments in Florida, and therefore may have more credit risk related to the economic conditions in the state of Florida than a portfolio with broader geographical diversification.

         FEDERAL TAXES
         The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. Also, in order to avoid the payment of any federal excise taxes, the Funds will distribute substantially all of their net investment income and net realized gains on a calendar year basis.

         As a result of "wash sales", the book cost of securities in the U.S. Government Securities Fund on March 31, 2005, was $29,893 less than the cost of securities on a tax basis.

         Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year for net investment income or net realized gains may also differ from its ultimate characterization for tax purposes. The tax character of distributions paid during the fiscal years ended March 31, was as follows:

         YEAR ENDED MARCH 31, 2005:
                                               Ordinary Income         Long Term Capital Gain          Total
                                               ---------------         ----------------------          -----
         Money Market                              $539,566                    --                     $539,566
         U.S. Government Securities              $9,338,209                    --                   $9,338,209
         Tax-Free Income (*)                    $13,084,617                    --                  $13,084,617
         MN Tax-Free Income (*)                  $9,583,129                    --                   $9,583,129
         FL Tax-Free Income (*)                     $86,155                    --                      $86,155
         Bond                                      $706,738                    --                     $706,738

         (*) 100% of dividends were derived from interest on tax-exempt securities.

SIT MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


         YEAR ENDED MARCH 31, 2004:
                                               Ordinary Income         Long Term Capital Gain          Total
                                               ---------------         ----------------------          -----
         Money Market                             $364,564                     --                     $364,564
         U.S. Government Securities             $8,386,081                     --                   $8,386,081
         Tax-Free Income (*)                   $16,074,659                     --                  $16,074,659
         MN Tax-Free Income (*)                 $9,619,328                     --                   $9,619,328
         FL Tax-Free Income (*)                    $13,678                     --                      $13,678
         Bond                                     $817,160                     --                     $817,160

         (*) 100% of dividends were derived from interest on tax-exempt securities.

         As of March 31, 2005, the components of distributable earnings on a tax basis were as follows:

                                                                                                      Unrealized
                                              Undistributed                 Accumulated              Appreciation
                                             Ordinary Income                Gain (Loss)             (Depreciation)
                                             ---------------                -----------             --------------
         Money Market                            $74,360                             --                       --
         U.S. Government Securities              896,910                    ($3,964,767)                $387,421
         Tax-Free Income                       1,132,532                    (29,658,089)              (6,190,292)
         MN Tax-Free Income                      980,749                     (7,995,128)                (320,947)
         FL Tax-Free Income                        8,190                        (16,907)                  (4,051)
         Bond                                     46,163                       (305,899)                  63,590

         As of March 31, 2005, for federal income tax purposes, some Funds have capital loss carryovers which, if not offset by subsequent gains will begin to expire as follows:

                                             Loss Carryover               Expiration Year
                                             --------------               ---------------
         U.S. Government Securities           $3,964,767                       2007
         Tax-Free Income                     $29,658,089                       2008
         MN Tax-Free Income                   $7,995,128                       2008
         Bond                                   $305,899                       2008
         FL Tax-Free Income                      $16,907                       2013

         DISTRIBUTIONS
         Distributions to shareholders are recorded as of the close of business on the record date. Such distributions are payable in cash or reinvested in additional shares of the Funds' capital stock. Distributions from net investment income are declared daily and paid monthly for the Funds. Distributions from net realized gains, if any, will be made annually for each of the Funds.

         USE OF ESTIMATES
         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results. Actual results could differ from those estimates.

(2)      INVESTMENT SECURITY TRANSACTIONS
         Purchases of and proceeds from sales and maturities of investment securities, other than short-term securities, for the period ended March 31, 2005, were as follows:

                                               Purchases ($)        Proceeds ($)
                                               -------------        ------------
         U.S. Government Securities Fund        326,225,496          351,121,138
         Tax-Free Income Fund                   273,353,547          266,727,181
         Minnesota Tax-Free Income Fund         191,675,644          174,661,282
         Florida Tax-Free Income Fund             1,457,512              939,828
         Bond Fund                               18,584,097           22,705,340

         For the Money Market Fund during the period ended March 31, 2005 purchases of and proceeds from sales and maturities of investment securities aggregated $1,000,042,947 and $1,007,301,344, respectively.

(3)      EXPENSES
         INVESTMENT ADVISER
         The Funds each have entered into an investment management agreement with Sit Investment Associates Inc. (SIA), under which SIA manages the Funds' assets and provides research, statistical and advisory services, and pays related office rental, executive expenses and executive salaries. SIA also is obligated to pay all of the Funds' expenses (excluding extraordinary expenses, stock transfer taxes, interest, brokerage commissions, and other transaction charges relating to investing activities). The fee for investment management and advisory services is based on the average daily net assets of the Funds at the annual rate of:

                                                      Average Daily
                                                       Net Assets
                                                      -------------
         Bond Fund                                       .80%
         Tax-Free Income Fund                            .80%
         Minnesota Tax-Free Income Fund                  .80%
         Florida Tax-Free Income Fund                    .80%

                                              First                    Over
                                           $50 Million              $50 Million
                                           -----------              -----------
         Money Market Fund                     .80%                    .60%
         U.S. Government Securities Fund      1.00%                    .80%

         For the period October 1, 1993, through December 31, 2005, the Adviser has voluntarily agreed to limit the flat monthly fee (and, thereby, all Fund expenses, except extraordinary expenses, interest, brokerage commissions and other transaction charges not payable by the Adviser) paid by the Tax-Free Income Fund to an annual rate of .70% of the Fund's average daily net assets in excess of $250 million and .60% of the Fund's average daily net assets in excess of $500 million. After December 31, 2005, this voluntary fee waiver may be discontinued by the Adviser in its sole discretion.

         For the period October 1, 1993, through December 31, 2005, the Adviser has voluntarily agreed to limit the flat monthly fee (and, thereby, all Fund expenses, except extraordinary expenses, interest, brokerage commissions and other transaction charges not payable by the Adviser) paid by the U.S. Government Securities Fund and Money Market Fund to an annual rate of .80% and .50%, respectively of the Fund's average daily net assets. After December 31, 2005, this voluntary fee waiver may be discontinued by the Adviser in its sole discretion.

         As of March 31, 2005, the Bond Fund had invested $1,656,000 in the Sit Money Market Fund. The terms of such transactions were identical to those of non-related entities except that, to avoid duplicate investment advisory fees, SIA remits to the Fund an amount equal to all fees otherwise due to them under its investment management agreement for the assets invested in the Sit Money Market Fund.

         TRANSACTIONS WITH AFFILIATES
         The investment adviser, affiliates of the investment adviser, directors and officers of the Funds as a whole owned the following shares as of March 31, 2005:

                                                                     % Shares
                                                    Shares          Outstanding
                                                    ------          -----------
         Money Market Fund                        17,571,128          46.1(*)
         U.S. Government Securities Fund             771,808           3.2
         Tax-Free Income Fund                      2,164,008           6.0
         Minnesota Tax-Free Income Fund            1,393,145           6.0
         Florida Tax-Free Income Fund                239,448          75.0
         Bond Fund                                   127,681          11.6
         (*)19.2% of shares owned by other Sit Mutual Funds.

(4)      FINANCIAL HIGHLIGHTS
         Per share data for a share of capital stock outstanding during the period and selected supplemental and ratio information for each period(s), are indicated on pages 75 through 80.


(5)      NOTICE TO SHAREHOLDERS
         The Sit Bond Fund ("Bond Fund"), a series of Sit Mutual Funds II, Inc., was dissolved and liquidated pursuant to a Plan of Dissolution and Liquidation approved by the shareholders of the Bond Fund at a special meeting of shareholders held on April 28, 2005.

         Proceeds from the Bond Fund dissolution and liquidation were distributed on April 29, 2005 in the following manners. Intermediaries were paid via wire transfer. Direct Bond Fund shareholders with regular accounts were paid by check. Bond Fund proceeds from direct shareholders' IRA accounts were exchanged into the Sit Money Market Fund.

SIT MONEY MARKET FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                                    Years Ended March 31,
                                                    -------------------------------------------------------------------------------
                                                          2005            2004             2003            2002            2001
===================================================================================================================================
NET ASSET VALUE:
   Beginning of period                                   $1.00           $1.00            $1.00           $1.00           $1.00
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                  0.01            0.01             0.01            0.03            0.06
-----------------------------------------------------------------------------------------------------------------------------------
Total from operations                                     0.01            0.01             0.01            0.03            0.06
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                            (0.01)          (0.01)           (0.01)          (0.03)          (0.06)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:
   End of period                                         $1.00           $1.00            $1.00           $1.00           $1.00
-----------------------------------------------------------------------------------------------------------------------------------
Total investment return (1)                               1.24%           0.60%            1.13%           2.63%           6.00%
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000's omitted)            $38,141         $44,610          $73,843         $93,785        $110,505


RATIOS:
   Expenses to average daily net assets                   0.50% (2)       0.50% (2)        0.50% (2)       0.50% (2)       0.50% (2)
   Net investment income to average daily net assets      1.22% (2)       0.60% (2)        1.14% (2)       2.65% (2)       5.88% (2)

---------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2) Total Fund expenses are contractually limited to .80% of average daily net assets for the first $50 million in Fund net assets and .60% of average daily net assets for Fund net assets exceeding $50 million. However, during the years ended March 31, 2005, 2004, 2003, 2002, and 2001, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been .80%, .76%, .74%, .70%, and .67% for each of these periods and the ratio of net investment income to average daily net assets would have been .92%, .34%, .90%, 2.45%, and 5.71%, respectively.

SIT U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                                    Years Ended March 31,
                                                      -----------------------------------------------------------------------------
                                                              2005           2004           2003           2002           2001
===================================================================================================================================
NET ASSET VALUE:
   Beginning of period                                      $10.79         $10.83         $10.69         $10.59         $10.22
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                       .38            .27            .45            .58            .65
   Net realized and unrealized gains
     (losses) on investments                                  (.17)          (.04)           .14            .10            .37
-----------------------------------------------------------------------------------------------------------------------------------
Total from operations                                          .21            .23            .59            .68           1.02
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                 (.38)          (.27)          (.45)          (.58)          (.65)
   From realized gains                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                           (.38)          (.27)          (.45)          (.58)          (.65)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:
   End of period                                            $10.62         $10.79         $10.83         $10.69         $10.59
-----------------------------------------------------------------------------------------------------------------------------------
Total investment return (1)                                   1.93%          2.19%          5.60%          6.53%         10.34%
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000's omitted)               $258,410       $287,442       $408,840       $211,947       $154,356


RATIOS:
   Expenses to average daily net assets                       0.80% (2)      0.80% (2)      0.80% (2)      0.80% (2)      0.80% (2)
   Net investment income to average daily net assets          3.51% (2)      2.48% (2)      3.98% (2)      5.40% (2)      6.30% (2)
Portfolio turnover rate (excluding short-term securities)    36.64%         61.99%         77.06%         54.69%         55.53%

---------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2) Total Fund expenses are contractually limited to 1.00% of average daily net assets for the first $50 million in Fund net assets and .80% of average daily net assets for Fund net assets exceeding $50 million. However, during the years ended March 31, 2005, 2004, 2003, 2002, and 2001 the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been .84%, .83%, .83%, .85%, and .87% for each of these periods and the ratio of net investment income to average daily net assets would have been 3.47%, 2.45%, 3.95%, 5.35%, and 6.23%, respectively.

SIT TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                                      Years Ended March 31,
                                                      ------------------------------------------------------------------------------
                                                             2005           2004            2003            2002           2001
====================================================================================================================================
NET ASSET VALUE:
   Beginning of period                                      $9.90          $9.94           $9.82           $9.90          $9.57
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                      .38            .42             .45             .48            .51
   Net realized and unrealized gains
     (losses) on investments                                 (.13)          (.04)            .12            (.08)           .33
------------------------------------------------------------------------------------------------------------------------------------
Total from operations                                         .25            .38             .57             .40            .84
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                (.38)          (.42)           (.45)           (.48)          (.51)
   From realized gains                                         --             --              --              --             --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                          (.38)          (.42)           (.45)           (.48)          (.51)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:
   End of period                                            $9.77          $9.90           $9.94           $9.82          $9.90
------------------------------------------------------------------------------------------------------------------------------------
Total investment return (1)                                  2.54%          3.89%           5.90%           4.05%          9.02%
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000's omitted)              $353,868       $352,281        $414,419        $440,431       $502,184

RATIOS:
   Expenses to average daily net assets                      0.77% (2)      0.76% (2)       0.76% (2)       0.75% (2)      0.74% (2)
   Net investment income to average daily net assets         3.84% (2)      4.23% (2)       4.53% (2)       4.79% (2)      5.27% (2)
Portfolio turnover rate (excluding short-term securities)   41.29%         32.33%          37.98%          40.02%         12.14%

---------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2) Total Fund expenses are contractually limited to .80% of average daily net assets. However, during the years ended March 31, 2005, 2004, 2003, 2002, and 2001, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been .80% for these periods, and the ratio of net investment income to average daily net assets would have been 3.81%, 4.19%, 4.49%, 4.74%, and 5.21%, respectively.

SIT MINNESOTA TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                                     Years Ended March 31,
                                                      ------------------------------------------------------------------------------
                                                             2005            2004            2003             2002            2001
====================================================================================================================================
NET ASSET VALUE:
   Beginning of period                                     $10.26          $10.22           $9.99           $10.01           $9.73
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                      .44             .46             .47              .49             .52
   Net realized and unrealized gains
     (losses) on investments                                 (.17)            .04             .23             (.02)            .28
------------------------------------------------------------------------------------------------------------------------------------
Total from operations                                         .27             .50             .70              .47             .80
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                (.44)           (.46)           (.47)            (.49)           (.52)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:
   End of period                                           $10.09          $10.26          $10.22            $9.99          $10.01
------------------------------------------------------------------------------------------------------------------------------------
Total investment return (1)                                  2.69%           4.99%           7.14%            4.74%           8.43%
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000's omitted)              $233,034        $217,773        $219,368         $195,275        $181,182


RATIOS:
   Expenses to average daily net assets                      0.80%           0.80%           0.80%            0.80%           0.80%
   Net investment income to average daily net assets         4.33%           4.47%           4.62%            4.87%           5.27%
Portfolio turnover rate (excluding short-term securities)   29.33%          27.31%          19.51%           23.81%          14.59%

---------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

SIT FLORIDA TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                 Year             Three months
                                                                 Ended               Ended
                                                                March 31,          March 31,
                                                                  2005               2004
===============================================================================================
NET ASSET VALUE:
   Beginning of period                                           $10.05             $10.00
-----------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                            .29                .06
   Net realized and unrealized gains
     (losses) on investments                                       (.11)               .05
-----------------------------------------------------------------------------------------------
Total from operations                                               .18                .11
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                      (.29)              (.06)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE:
   End of period                                                  $9.94             $10.05
-----------------------------------------------------------------------------------------------
Total investment return (1)                                        1.84%              1.08%
-----------------------------------------------------------------------------------------------
Net assets at end of period (000's omitted)                      $3,173             $2,648


RATIOS:
   Expenses to average daily net assets                            0.80%              0.80% (2)
   Net investment income to average daily net assets               2.93%              2.49% (2)
Portfolio turnover rate (excluding short-term securities)         29.52%              3.45%

---------


(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2)  Adjusted to an annual rate.

SIT BOND FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                                   Years Ended March 31,
                                                      ------------------------------------------------------------------------------
                                                              2005            2004            2003            2002           2001
====================================================================================================================================
NET ASSET VALUE:
   Beginning of period                                      $10.07           $9.89           $9.68           $9.80          $9.43
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                       .49             .46             .53             .62            .64
   Net realized and unrealized gains
     (losses) on investments                                  (.33)            .18             .21            (.12)           .37
------------------------------------------------------------------------------------------------------------------------------------
Total from operations                                          .16             .64             .74             .50           1.01
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                 (.49)           (.46)           (.53)           (.62)          (.64)
   From realized gains                                          --              --              --              --             --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                           (.49)           (.46)           (.53)           (.62)          (.64)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:
   End of period                                             $9.74          $10.07           $9.89           $9.68          $9.80
------------------------------------------------------------------------------------------------------------------------------------
Total investment return (1)                                   1.61%           6.66%           7.74%           5.18%         11.18%
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000's omitted)                $10,739         $14,923         $19,697         $14,737        $13,281


RATIOS:
   Expenses to average daily net assets                       0.80%           0.80%           0.80%           0.80%          0.80%
   Net investment income to average daily net assets          4.94%           4.64%           5.30%           6.34%          6.79%
Portfolio turnover rate (excluding short-term securities)    46.20%          70.43%          76.19%          91.23%         89.65%

---------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

The Board of Directors and Shareholders
Sit Money Market Fund, Inc.
Sit U.S. Government Securities Fund, Inc.
Sit Mutual Funds II, Inc.
Sit Mutual Funds Trust:


We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Sit Money Market Fund, Inc., Sit U.S. Government Securities Fund, Inc., Sit Bond Fund (a series of Sit Mutual Funds II, Inc.), Sit Tax-Free Income Fund (a series of Sit Mutual Funds II, Inc.), Sit Minnesota Tax-Free Income Fund (a series of Sit Mutual Funds II, Inc.), and Sit Florida Tax-Free Income Fund (a series of Sit Mutual Funds Trust) (the "Funds"), as of March 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years or periods then ended; and the financial highlights for each of the five years or periods then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Sit Money Market Fund, Sit U.S. Government Securities Fund, Sit Bond Fund, Sit Tax-Free Income Fund, Sit Minnesota Tax-Free Income Fund, and Sit Florida Tax-Free Income Fund as of March 31, 2005, and the results of their operations for the year then ended, the changes in their net assets for each of the two years or periods then ended, and their financial highlights for each of the five years or periods then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Minneapolis, Minnesota
May 17, 2005

SIT MUTUAL FUNDS
--------------------------------------------------------------------------------
EXPENSE EXAMPLE (UNAUDITED)

   As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
   The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

ACTUAL EXPENSES

   The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs (redemption fees) were included, your costs would have been higher.


                                    Beginning                Ending               Expenses Paid
     MONEY MARKET FUND            Account Value           Account Value           During Period*
                                   (10/1/04)                (3/31/05)          (10/1/04 - 3/31/05)
--------------------------------------------------------------------------------------------------
          Actual                   $1,000.00               $1,008.70                  $2.49
--------------------------------------------------------------------------------------------------
       Hypothetical                $1,000.00               $1,022.50                  $2.51
(5% return before expenses)
--------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                    Beginning                Ending               Expenses Paid
      U.S. GOVERNMENT             Account Value           Account Value           During Period*
      SECURITIES FUND               (10/1/04)               (3/31/05)          (10/1/04 - 3/31/05)
--------------------------------------------------------------------------------------------------
          Actual                   $1,000.00               $1,006.40                  $3.98
--------------------------------------------------------------------------------------------------
       Hypothetical                $1,000.00               $1,021.00                  $4.01
(5% return before expenses)
--------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)


                                    Beginning                Ending               Expenses Paid
    TAX-FREE INCOME FUND          Account Value           Account Value           During Period*
                                    (10/1/04)               (3/31/05)          (10/1/04 - 3/31/05)
--------------------------------------------------------------------------------------------------
          Actual                   $1,000.00               $1,010.40                  $3.84
--------------------------------------------------------------------------------------------------
       Hypothetical                $1,000.00               $1,021.15                  $3.86
(5% return before expenses)
--------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.77%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)


                                    Beginning                Ending               Expenses Paid
     MINNESOTA TAX-FREE           Account Value           Account Value           During Period*
        INCOME FUND                 (10/1/04)               (3/31/05)          (10/1/04 - 3/31/05)
--------------------------------------------------------------------------------------------------
          Actual                   $1,000.00               $1,019.60                  $4.01
--------------------------------------------------------------------------------------------------
       Hypothetical                $1,000.00               $1,021.00                  $4.01
(5% return before expenses)
--------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

SIT MUTUAL FUNDS
--------------------------------------------------------------------------------
EXPENSE EXAMPLE (CONTINUED)

                                    Beginning                Ending               Expenses Paid
      FLORIDA TAX-FREE            Account Value           Account Value           During Period*
        INCOME FUND                 (10/1/04)               (3/31/05)          (10/1/04 - 3/31/05)
--------------------------------------------------------------------------------------------------
          Actual                   $1,000.00               $1,011.80                  $3.99
--------------------------------------------------------------------------------------------------
       Hypothetical                $1,000.00               $1,021.00                  $4.01
(5% return before expenses)
--------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)


                                    Beginning                Ending               Expenses Paid
         BOND FUND                Account Value           Account Value           During Period*
                                    (10/1/04)               (3/31/05)          (10/1/04 - 3/31/05)
--------------------------------------------------------------------------------------------------
          Actual                   $1,000.00               $1,003.90                  $3.97
--------------------------------------------------------------------------------------------------
       Hypothetical                $1,000.00               $1,021.00                  $4.01
(5% return before expenses)
--------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

                  This page has been intentionally left blank.

SIT MUTUAL FUNDS
--------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

We are required by Federal tax regulations to provide shareholders with certain information regarding dividend distributions on an annual fiscal year basis. The figures are for information purposes only and should not be used for reporting to federal or state revenue agencies. All necessary tax information will be mailed in January each year.


                                                  LONG-TERM                                                             LONG-TERM
                                  ORDINARY         CAPITAL                                              ORDINARY         CAPITAL
FUND AND PAYABLE DATE            INCOME (a)        GAIN (b)        FUND AND PAYABLE DATE               INCOME (a)        GAIN (b)
----------------------------    -------------    -------------     ---------------------------------- -------------    -------------
Money Market Fund                                                  U.S. Government Securities Fund

   April 30, 2004                   $0.00043         $     --         April 30, 2004                      $0.03050         $     --
   May 31, 2004                      0.00043               --         May 31, 2004                         0.02474               --
   June 30, 2004                     0.00054               --         June 30, 2004                        0.03199               --
   July 31, 2004                     0.00062               --         July 31, 2004                        0.02348               --
   August 31, 2004                   0.00082               --         August 31, 2004                      0.03412               --
   September 30, 2004                0.00089               --         September 30, 2004                   0.03152               --
   October 31, 2004                  0.00100               --         October 31, 2004                     0.02855               --
   November 30, 2004                 0.00126               --         November 30, 2004                    0.03690               --
   December 31, 2004                 0.00143               --         December 31, 2004                    0.02969               --
   January 31, 2005                  0.00156               --         January 31, 2005                     0.03284               --
   February 28, 2005                 0.00153               --         February 28, 2005                    0.03385               --
   March 31, 2005                    0.00183               --         March 31, 2005                       0.03707               --
                                -------------    -------------                                        -------------    -------------
                                    $0.01235 (c)     $0.00000                                             $0.37526 (c)     $0.00000
                                =============    =============                                        =============    =============


Bond Fund                                                          Tax-Free Income Fund

   April 30, 2004                   $0.04081         $     --         April 30, 2004                      $0.03172         $     --
   May 31, 2004                      0.03912               --         May 31, 2004                         0.02923               --
   June 30, 2004                     0.04472               --         June 30, 2004                        0.03301               --
   July 31, 2004                     0.03913               --         July 31, 2004                        0.03135               --
   August 31, 2004                   0.04032               --         August 31, 2004                      0.03365               --
   September 30, 2004                0.04289               --         September 30, 2004                   0.03530               --
   October 31, 2004                  0.03722               --         October 31, 2004                     0.03001               --
   November 30, 2004                 0.04090               --         November 30, 2004                    0.03210               --
   December 31, 2004                 0.04503               --         December 31, 2004                    0.02938               --
   January 31, 2005                  0.03645               --         January 31, 2005                     0.03137               --
   February 28, 2005                 0.03881               --         February 28, 2005                    0.02774               --
   March 31, 2005                    0.04020               --         March 31, 2005                       0.03142               --
                                -------------    -------------                                        -------------    -------------
                                    $0.48561 (c)     $0.00000                                             $0.37627 (d)     $0.00000
                                =============    =============                                        =============    =============

                                                  LONG-TERM                                                             LONG-TERM
                                  ORDINARY         CAPITAL                                              ORDINARY         CAPITAL
FUND AND PAYABLE DATE            INCOME (a)        GAIN (b)        FUND AND PAYABLE DATE               INCOME (a)        GAIN (b)
----------------------------    -------------    -------------     ---------------------------------- -------------    -------------
Minnesota Tax-Free Income Fund                                    Florida Tax-Free Income Fund

   April 30, 2004                   0.03574                --        April 30, 2004                      $0.02211         $     --
   May 31, 2004                     0.03356                --        May 31, 2004                         0.02039               --
   June 30, 2004                    0.04043                --        June 30, 2004                        0.02580               --
   July 31, 2004                    0.03689                --        July 31, 2004                        0.02456               --
   August 31, 2004                  0.03842                --        August 31, 2004                      0.02615               --
   September 30, 2004               0.03563                --        September 30, 2004                   0.02518               --
   October 31, 2004                 0.03375                --        October 31, 2004                     0.02256               --
   November 30, 2004                0.03702                --        November 30, 2004                    0.02339               --
   December 31, 2004                0.03591                --        December 31, 2004                    0.02599               --
   January 31, 2005                 0.03600                --        January 31, 2005                     0.02592               --
   February 28, 2005                0.03224                --        February 28, 2005                    0.02357               --
   March 31, 2005                   0.04247                --        March 31, 2005                       0.02589               --
                               -------------     -------------                                       -------------    -------------
                                   $0.43809 (d)      $0.00000                                            $0.29150 (d)     $0.00000
                               =============     =============                                       =============    =============


(a) Includes distributions of short-term gains, if any, which are taxable as ordinary income.

(b)  Taxable as long-term gain.

(c)  Taxable  as  dividend   income  and  does  not  qualify  for  deduction  by
     corporations or reduced dividend income tax rate for individuals.

(d) 100% of dividends were derived from interest on tax-exempt securities. This portion of exempt-interest dividends is exempt from federal taxes and should not be included in shareholders' gross income. Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax adviser about reporting this income for state and local tax purposes.

SIT MUTUAL FUNDS
--------------------------------------------------------------------------------
INFORMATION ABOUT DIRECTORS AND OFFICERS

The Sit Mutual Funds are a family of 14 no-load mutual funds. The six Bond Funds described in this Bond Funds Annual Report are the Sit Money Market Fund, Sit U.S. Government Securities Fund, Sit Tax-Free Income Fund, Sit Minnesota Tax-Free Income Fund, Sit Florida Tax-Free Income Fund, and the Sit Bond Fund (the "Funds" or individually, a "Fund"). The eight stock funds within the Sit Mutual Fund family are described in a Stock Funds Statement of Additional Information (SAI). The Sit Money Market Fund, Sit U.S. Government Securities Fund, the corporate issuer of the Sit Florida Tax-Free Income Fund and the corporate issuer of the Sit Bond Fund, Sit Tax-Free Income Fund and the Sit Minnesota Tax-Free Income Fund have a Board of Directors and officers. Pursuant to Minnesota law, the Boards of Directors are responsible for the management of the Funds and the establishment of the Funds' policies. The officers of the Funds manage the day-to-day operation of the Funds. Information pertaining to the directors and officers of the Funds is set forth below. The business address, unless otherwise noted below, is that of the Funds' investment adviser
- 3300 IDS Center, 80 South Eighth Street, Minneapolis, Minnesota 55402. The Boards have a separate Audit Committee. The Bond Funds' SAI has additional information about the fund's directors and is available without charge upon request by calling the Sit Funds at 800-332-5580.


---------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                        FUNDS IN       OTHER
                          POSITION       TERM OF OFFICE(1)                              FUND COMPLEX   DIRECTORSHIPS
                          HELD WITH      AND LENGTH OF         PRINCIPAL OCCUPATIONS    OVERSEEN BY    HELD BY
NAME, ADDRESS AND AGE     THE FUNDS      TIME SERVED           DURING PAST FIVE YEARS   DIRECTOR       DIRECTOR(4)
---------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS:
---------------------------------------------------------------------------------------------------------------------
Eugene C. Sit (2)         Director and   Director since        Chairman, CEO and CIO        14         Corning
Age: 66                   Chairman       inception.            of Sit Investment                       Incorporated;
                                                               Associates, Inc. (the                   Smurfit
                                                               "Adviser") and Sit/Kim                  Stone
                                                               International                           Container
                                                               Investment Associates,                  Corporation
                                                               Inc. ("Sit/ Kim");
                                                               Director of SIA
                                                               Securities Corp. (the
                                                               "Distributor"), and
                                                               Chairman and CEO of
                                                               Sit Investment Fixed
                                                               Income Advisors, Inc.
                                                               ("SF").
---------------------------------------------------------------------------------------------------------------------
William E. Frenzel (2)    Director       Director since 1991   Guest Scholar at The         14         None.
Age: 76                                  or the Fund's         Brookings Institution
                                         inception if later.   and member of several
                                                               government policy
                                                               committees,
                                                               foundations and
                                                               organizations;
                                                               Director of the
                                                               Adviser; Director of
                                                               Sit/Kim and SF.
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                        FUNDS IN       OTHER
                          POSITION       TERM OF OFFICE(1)                              FUND COMPLEX   DIRECTORSHIPS
                          HELD WITH      AND LENGTH OF         PRINCIPAL OCCUPATIONS    OVERSEEN BY    HELD BY
NAME, ADDRESS AND AGE     THE FUNDS      TIME SERVED           DURING PAST FIVE YEARS   DIRECTOR       DIRECTOR(4)
---------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS:
---------------------------------------------------------------------------------------------------------------------
John E. Hulse             Director       Director since        Trustee, Pacific Gas &       14         None.
Age: 71                                  1995.                 Electric Nuclear
                                                               Decommissioning Master
                                                               Trust.
---------------------------------------------------------------------------------------------------------------------
Sidney L. Jones           Director       Director from 1988    Lecturer, Washington         14         None.
Age: 71                                  to 1989 and from      Campus Consortium of
                                         1993 or the Fund's    17 Universities;
                                         inception if later.   Senior Advisor to
                                                               Lawrence and Company,
                                                               Toronto, Canada.
---------------------------------------------------------------------------------------------------------------------
Bruce C. Lueck            Director       Director since        President & CIO,             14         None.
Age: 64                                  2004.                 Okabena Investment
                                                               Services, Inc. from
                                                               1985 to 2003; Board
                                                               Member, Okabena
                                                               Company from 1985 to
                                                               2003.
---------------------------------------------------------------------------------------------------------------------
Donald W. Phillips        Director       Director of the       CEO and CIO of WestLB        14         None.
Age: 56                                  International Fund    Asset Management (USA)
                                         since 1993, and       LLC from 4/00 to 3/05.
                                         since 1990 or the
                                         Fund's inception if
                                         later for all other
                                         Funds.
---------------------------------------------------------------------------------------------------------------------
Melvin C. Bahle           Director       Director Emeritus     Director and/or              14         None.
Age: 85                   Emeritus       since 1995.           officer of several
                                                               foundations and
                                                               charitable
                                                               organizations.
---------------------------------------------------------------------------------------------------------------------
OFFICERS:
---------------------------------------------------------------------------------------------------------------------
Peter L. Mitchelson       Vice Chairman  Re-Elected by the     Director, President,         N/A         N/A
Age: 63                                  Boards annually;      Senior Investment
                                         Officer since         Officer and Director
                                         inception.            of Client Services of
                                                               the Adviser;
                                                               Director and
                                                               Executive Vice
                                                               President of
                                                               Sit/Kim; Director
                                                               of the
                                                               Distributor;
                                                               Vice Chairman of
                                                               SF; Director of
                                                               the Sit Funds
                                                               through 4/30/02.
---------------------------------------------------------------------------------------------------------------------

SIT MUTUAL FUNDS
--------------------------------------------------------------------------------
INFORMATION ABOUT DIRECTORS AND OFFICERS (CONTINUED)

---------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                        FUNDS IN       OTHER
                          POSITION       TERM OF OFFICE(1)                              FUND COMPLEX   DIRECTORSHIPS
                          HELD WITH      AND LENGTH OF         PRINCIPAL OCCUPATIONS    OVERSEEN BY    HELD BY
NAME, ADDRESS AND AGE     THE FUNDS      TIME SERVED           DURING PAST FIVE YEARS   DIRECTOR       DIRECTOR(4)
---------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED):
---------------------------------------------------------------------------------------------------------------------
Roger J. Sit (3)          Executive      Re-Elected by the     Director, Executive          N/A        N/A
Age: 43                   Vice           Boards annually;      Vice President -
                          President      Officer since         Research
                                         1998.                 and Investment
                                                               Management of the
                                                               Adviser;
                                                               Director,
                                                               President, COO,
                                                               and Deputy CIO of
                                                               Sit/Kim.
---------------------------------------------------------------------------------------------------------------------
Michael C. Brilley        Senior Vice    Re-Elected by the     Senior Vice President        N/A        N/A
Age: 59                   President      Boards annually;      and Senior Fixed
                                         Officer since 1985.   Income Officer of
                                                               the Adviser;
                                                               Director,
                                                               President and
                                                               Chief
                                                               Fixed-Income
                                                               Officer of SF.
                                                               Director of the
                                                               Sit Funds (Bond
                                                               Funds only)
                                                               through 4/30/02.
---------------------------------------------------------------------------------------------------------------------
Debra A. Sit (3)          Vice           Re-Elected by the     Vice President - Bond        N/A        N/A
Age: 44                   President      Boards annually;      Investments of the
                          -Investments   Officer since 1994.   Adviser; Senior Vice
                                                               President, Assistant
                                                               Treasurer and
                                                               Assistant Secretary of
                                                               SF; Assistant
                                                               Treasurer and
                                                               Assistant Secretary of
                                                               Sit/Kim.
---------------------------------------------------------------------------------------------------------------------
Mark H. Book              Vice           Re-Elected by the     Vice President and           N/A        N/A
Age: 41                   President -    Boards annually;      Portfolio Manager of
                          Investments    Officer since 2002.   SF.
---------------------------------------------------------------------------------------------------------------------
Bryce A. Doty             Vice           Re-Elected by the     Vice President and           N/A        N/A
Age: 38                   President -    Boards annually;      Portfolio Manager of
                          Investments    Officer since 1996.   SF.
---------------------------------------------------------------------------------------------------------------------
Paul J. Jungquist         Vice           Re-Elected by the     Vice President and           N/A        N/A
Age: 43                   President -    Boards annually;      Portfolio Manager of
                          Investments    Officer since 1996.   SF.
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                        FUNDS IN       OTHER
                          POSITION       TERM OF OFFICE(1)                              FUND COMPLEX   DIRECTORSHIPS
                          HELD WITH      AND LENGTH OF         PRINCIPAL OCCUPATIONS    OVERSEEN BY    HELD BY
NAME, ADDRESS AND AGE     THE FUNDS      TIME SERVED           DURING PAST FIVE YEARS   DIRECTOR       DIRECTOR(4)
---------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED):
---------------------------------------------------------------------------------------------------------------------
Paul E. Rasmussen         Vice           Re-Elected by the     Vice President,              N/A        N/A
Age: 44                   President      Boards annually;      Secretary, Controller
                          and            Officer since 1994.   and Chief Compliance
                          Treasurer                            Officer of the
                                                               Adviser; Vice
                                                               President,
                                                               Secretary, and
                                                               Chief Compliance
                                                               Officer of
                                                               Sit/Kim and SF;
                                                               President and
                                                               Treasurer of the
                                                               Distributor.
---------------------------------------------------------------------------------------------------------------------
Michael J. Radmer         Secretary      Re-Elected by the     Partner of Dorsey &          N/A        N/A
Suite 1500                               Boards annually;      Whitney, LLP, the
50 South Sixth Street                    Officer since 1984.   Funds' general
Minneapolis, MN 55402                                          counsel.
Age: 60
---------------------------------------------------------------------------------------------------------------------
Carla J. Rose             Vice           Re-Elected by the     Vice President,              N/A        N/A
Age: 38                   President,     Boards annually;      Administration and
                          Assistant      Officer since 1994.   Deputy Controller of
                          Secretary &                          the Adviser; Vice
                          Assistant                            President,
                          Treasurer                            Administration and
                                                               Controller of Sit/Kim;
                                                               Controller and
                                                               Treasurer of SF.
---------------------------------------------------------------------------------------------------------------------
Kelly K. Boston           Assistant      Re-Elected by the     Staff Attorney of the        N/A        N/A
Age: 36                   Secretary &    Boards annually;      Adviser.
                          Assistant      Officer since 2000.
                          Treasurer
---------------------------------------------------------------------------------------------------------------------

   (1) Each Director serves until their resignation, removal or the next meeting of the shareholders at which election of directors is an agenda item and until his successor is duly elected and shall qualify.

   (2) Directors who are deemed to be "interested persons" of the Funds as that term is defined by the Investment Company Act of 1940. Mr. Sit is considered an "interested person" because he is an officer of Sit Investment Associates, Inc., the Fund's investment adviser. Mr. Frenzel is deemed to be an interested person because he is an advisory director and shareholder of the Fund's investment adviser.

   (3) Mr. Roger Sit is the son of Eugene C. Sit. Ms. Debra Sit is the daughter of Eugene C. Sit.

   (4) Includes only directorships of companies required to report under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.

SIT MUTUAL FUNDS
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

PROXY VOTING

   Each Fund follows certain policies and procedures for voting proxies for securities held in each portfolio. A description of the Funds' proxy voting polices and procedures is available without charge upon request by calling the Funds at 1-800-332-5580.

   Information regarding how each Fund voted proxies relating to its portfolio securities during the most recent twelve-month period ended June 30 is available
1) without charge upon request by calling the Funds at 1-800-332-5580; and 2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

   The Funds file their complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on the Funds' Forms N-Q is also available without charge upon request by calling the Funds at 1-800-332-5580.

RE-APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At their joint meeting held on October 18, 2004 the Boards of Directors of the Bond Funds unanimously approved the continuation for another one year period the investment management agreements entered into by and between Sit Investment Associates, Inc. ("SIA") and Sit Mutual Funds II, Inc. dated November 1, 1992; Sit U.S. Government Securities Fund, Inc. dated November 1, 1992; Sit Money Market Fund, Inc. dated November 1, 1992; and Sit Mutual Funds Trust dated December 15, 2003 (the "Advisory Agreements").

The Boards approved the Agreements after a lengthy discussion and consideration of various factors relating to both the Boards' selection of SIA as the investment adviser and the Boards' approval of the fees to be paid under the Agreements.

INVESTMENT ADVISER CRITERIA

The Directors began their analysis by discussing their criteria for determining the quality of an investment adviser. The Directors' noted that their analysis is similar to that used by institutional investors in evaluating and selecting investment advisers. The Directors discussed several factors used to determine the overall quality of an investment adviser, including the following:

INVESTMENT PHILOSOPHY AND PROCESS
The Directors considered SIA's philosophy of managing assets. With respect to fixed income securities, SIA stresses the consistent attainment of superior risk-adjusted returns using a conservative investment management approach that identifies pricing anomalies in the market and management of portfolio duration. SIA seeks investment grade securities with a special emphasis on interest income and significant stability of principal value. SIA's style seeks to avoid excessive return volatility and generate consistent results over an economic cycle. The Directors noted that the Bond Funds' objectives are to seek high current income (except for the Sit Bond Fund which has an objective to maximize total return consistent with preservation of capital). The Directors reviewed the Bond Funds' characteristics, and noted that SIA has consistently managed the Bond Funds in this style. The Directors noted that since the Bond Funds emphasize income, they may at times not rank highly in total return comparisons with other funds during certain periods.

The Directors discussed SIA's consistent and well-defined investment process. The portfolio managers are responsible for implementing the strategy set forth in the Chief Fixed Income Officer's duration targets and the Chief Investment Officer's interest rate projections.

INVESTMENT PROFESSIONALS
The Directors discussed the experience, knowledge and organizational stability of SIA and its investment professionals. The Directors noted that SIA's senior founding professionals are actively involved in the investment process and have led the organization since its inception in 1981 which has provided not only organizational stability, but a consistent portfolio management style. The senior professionals of SIA are among the most experienced professionals in the industry.

The Directors discussed the depth of SIA's investment staff. The Directors noted that SIA has over 30 investment professionals. Given the investment products offered by SIA and the assets under management, the Directors determined that SIA's investment staff is well positioned to meet the current needs of its clients, including the Funds, and to accommodate growth in the number of clients and assets under management for the near future. The Directors concluded that the depth of the investment staff, and in particular senior management and investment analysts, is actually greater than the Funds currently require at their present asset size. The Directors noted that SIA has the resources of a $6 billion investment firm working for the benefit of the Fund shareholders.

INVESTMENT PERFORMANCE
The Directors reviewed and discussed the Funds' investment performance on an absolute and comparable basis for various periods as discussed below. The Directors noted that the investment performance of the Funds has generally been competitive with indices and other funds with similar investment styles as the Funds, such as fixed income funds seeking to maximize income.

CORPORATE CULTURE
The Directors discussed SIA's corporate values to operate under the highest ethical and professional standards. SIA's culture is set and practiced by senior management who insist that all professionals exhibit honesty and integrity. The Board noted that the firm's values are evident in all of the services provided to the Funds.

SIT MUTUAL FUNDS
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)

REVIEW OF SPECIFIC FACTORS

The Directors continued their analysis by reviewing specific information on SIA and the Funds and specific terms of the Agreements, including the following.

INVESTMENT PERFORMANCE
The Directors reviewed investment performance of each Fund for 1 month, 3 months, 6 months, year-to-date, 1 year, 5 years (as applicable), 10 years (as applicable) and since inception, both on an absolute basis and on a comparative basis to indices and mutual funds within the same investment categories. As noted above, the Directors concluded that the investment performance of the Funds has been competitive in relation to their stated objectives and strategies on a comparable basis with funds with similar objectives and strategies.

FEES AND EXPENSES
The Directors noted that the Funds pay SIA a monthly fee and SIA is responsible for all of the Funds' expenses except interest, brokerage commissions and transaction charges and certain extraordinary expenses. The Directors reviewed fees paid in prior years and the fees to be paid under the Agreements, both before and after the voluntary waiver of fees by SIA with respect to the Tax-Free Income Fund, U.S. Government Fund and Money Market Fund. The Directors reviewed the average and median expense ratios of mutual funds within the same investment category for each Fund. The Directors noted that each Fund's total expense ratio compares favorably to the total expense ratios of other no-load funds within the Fund's Morningstar category, and are lower than the average total expense ratio for the full Morningstar category. The Directors concluded that the fees paid by the Funds are reasonable and appropriate.

The Directors reviewed the extent to which the fees to be paid under the Agreements by each Fund may be affected by an increase in the Fund's assets, which included reviewing each Fund's current and historical assets and the likelihood and magnitude of future increases in the Fund's assets. It was noted that the Tax-Free Income Fund, U.S. Government Fund, and Money Market Fund have tiered investment fee schedules after SIA's voluntary fee waiver. The Directors agreed that it is appropriate that the Funds benefit from improved economies of scale as the Funds' assets increase. However, the Directors concluded that given the limited size of the Funds, negotiating a graduated fee structure for each Fund is unnecessary since it is unlikely that the size of the Funds will increase enough to justify a graduated fee schedule within the near future.

The Directors reviewed the expenses paid by SIA relating to the operations of the Funds, and SIA's income with respect to the management of the Funds for the past two calendar years. The Directors concluded that the expenses paid and SIA's profits were appropriate.

The Directors reviewed SIA's investment advisory fee schedule for investment management services provided to other clients. The Directors compared the services provided to the Funds and other clients of SIA, and recognized that the Funds' expenses are borne by SIA. The Directors concluded that the fees paid by the Funds in relation to the fees paid by other SIA clients were appropriate and reasonable.

The Directors discussed the extent to which SIA receives benefits from the relationship with the Funds such as soft dollar arrangements by which brokers provide research services to SIA as a result of brokerage generated by the Funds. The Board concluded that any benefits SIA receives from its relationship with the Funds are well within industry norms and are reflected in the amount of the fees paid by the Funds to SIA and are appropriate and reasonable.

NON-ADVISORY SERVICES
The Directors considered the nature, extent, and quality of non-advisory services which SIA provides to the Funds (and their shareholders) and the quality and depth of SIA's non-investment personnel who provide such services. The non-advisory services include all office facilities, equipment and personnel necessary for the Funds' operations and oversight of third party service providers. Directors concluded that the level of such services and the quality and depth of such personnel are consistent with industry standards.

Finally, the Directors considered the compliance staff and the regulatory history of SIA and the Funds, and concluded that both are consistent with industry standards.

SIT MUTUAL FUNDS
--------------------------------------------------------------------------------
RESULTS OF SHAREHOLDER MEETING (UNAUDITED)

The annual meeting of the shareholders of the Funds was held on October 18, 2004. Directors elected by the shareholders at the meeting were as follows:
Eugene C. Sit, William E. Frenzel, John E. Hulse, Sideny L. Jones, Bruce C. Lueck and Donald W. Phillips. The matters voted on by the shareholders of record were as follows:


                                                                  PROPOSAL ONE:
                                                                  ELECTION OF DIRECTORS
                                                                  ---------------------------------
                                                                        SIT               JONES

US GOVERNMENT SECURITIES                         For                 19,961,427.640    19,902,192.166
   Total Shares Outstanding    24,893,056.771    Against                217,577.489       276,812.963
   Total Shares Voted          20,179,005.129    Abstain                      0.000             0.000
   Percent of Shares Voted                81%    % For                          99%               99%

TAX-FREE INCOME                                  For                 23,110,840.006    23,004,724.041
   Total Shares Outstanding    34,234,472.431    Against                353,385.186       459,501.151
   Total Shares Voted          23,464,225.192    Abstain                      0.000             0.000
   Percent of Shares Voted                69%    % For                          98%               98%

MONEY MARKET                                     For                 25,967,911.060    25,962,409.530
   Total Shares Outstanding    46,517,110.890    Against                 94,543.620       100,045.150
   Total Shares Voted          26,062,454.680    Abstain                      0.000             0.000
   Percent of Shares Voted                56%    % For                         100%              100%

MN TAX-FREE INCOME                               For                 13,244,875.592    13,310,692.108
   Total Shares Outstanding    21,269,717.842    Against                264,007.698       198,191.182
   Total Shares Voted          13,508,833.290    Abstain                      0.000             0.000
   Percent of Shares Voted                64%    % For                          98%               99%

BOND                                             For                    553,049.097       553,049.097
   Total Shares Outstanding     1,505,467.379    Against                  3,035.439         3,035.439
   Total Shares Voted             556,084.536    Abstain                      0.000             0.000
   Percent of Shares Voted                37%    % For                          99%               99%

FLORIDA TAX-FREE INCOME                          For                    259,839.023       259,839.023
   Total Shares Outstanding       294,592.980    Against                      0.000             0.000
   Total Shares Voted             259,839.023    Abstain                      0.000             0.000
   Percent of Shares Voted                88%    % For                         100%              100%

                                                                                PROPOSAL TWO:
                                                                                RATIFY KPMG LLP
                                                                                AS THE FUNDS' AUDITORS
------------------------------------------------------------------              ----------------------
    FRENZEL            LUECK             HULSE           PHILLIPS

19,840,422.607    20,022,961.074    19,910,814.804   19,920,271.714                  19,786,488.744
   338,582.522       156,044.055       268,190.325      258,733.415                     261,722.467
         0.000             0.000             0.000            0.000                     130,793.918
           98%               99%               99%              99%                             98%

22,948,742.556    23,147,233.949    22,967,866.549   23,097,694.841                  23,098,019.981
   515,482.636       316,991.243       496,358.643      366,530.351                     194,873.981
         0.000             0.000             0.000            0.000                     171,331.230
           98%               99%               98%              98%                             98%

25,948,444.680    25,967,911.060    25,967,911.060   25,967,911.060                  25,969,217.990
   114,010.000        94,543.620        94,543.620       94,543.620                      61,469.440
         0.000             0.000             0.000            0.000                      31,767.250
          100%              100%              100%             100%                            100%

13,108,223.313    13,341,688.908    13,323,943.797   13,337,098.963                  13,295,875.331
   400,659.977       167,194.382        84,939.493      171,784.327                     119,347.728
         0.000             0.000             0.000            0.000                      93,660.231
           97%               99%               99%              99%                             98%

   553,049.097       553,049.097       553,049.097      553,049.097                     546,015.242
     3,035.439         3,035.439         3,035.439        3,035.439                       1,713.241
         0.000             0.000             0.000            0.000                       8,356.053
           99%               99%               99%              99%                             98%

   259,839.023       259,839.023       259,839.023      259,839.023                     259,839.023
         0.000             0.000             0.000            0.000                           0.000
         0.000             0.000             0.000            0.000                           0.000
          100%              100%              100%             100%                            100%

                           A LOOK AT SIT MUTUAL FUNDS

   Sit Mutual Funds are managed by Sit Investment Associates, Inc. Sit Investment Associates was founded by Eugene C. Sit in July 1981 and is dedicated to a single purpose, to be one of the premier investment management firms in the United States. Sit Investment Associates currently manages approximately $6.1 Billion for some of America's largest corporations, foundations and endowments.

   Sit Mutual Funds are comprised of thirteen NO-LOAD Funds. NO-LOAD means that Sit Mutual Funds have no sales charges on purchases, no deferred sales charges, no 12b-1 fees and no exchange fees. Every dollar you invest goes to work for you. Effective November 1, 2003, the Stock Funds, excluding the Balanced Fund, charge a 2% redemption fee on shares held less than 30 days.

Sit Mutual Funds offer:
   o   Free telephone exchange
   o   Dollar-cost averaging through an automatic investment plan
   o   Electronic transfer for purchases and redemptions
   o   Free checkwriting privileges on bond funds
   o   Retirement accounts including IRAs and 401(k) plans


                                  [FLOW CHART]

--------------------------------------------------------------------------------
                              SIT FAMILY OF FUNDS
--------------------------------------------------------------------------------

STABILITY: SAFETY OF PRINCIPAL AND CURRENT INCOME
-------------------------------------------------
Money Market

INCOME: INCREASED INCOME
------------------------
U.S. Government Securities
Tax-Free Income
Minnesota Tax-Free Income
Florida Tax-Free Income

GROWTH: LONG-TERM CAPITAL APPRECIATION AND INCOME
-------------------------------------------------
Balanced
Dividend Growth Fund
Large Cap Growth

HIGH GROWTH: LONG-TERM CAPITAL APPRECIATION
-------------------------------------------
Mid Cap Growth
International Growth
Small Cap Growth
Science and Technology Growth
Developing Markets Growth


Principal Stability & Current Income                      Growth Potential

ANNUAL REPORT BOND FUNDS

One Year Ended March 31, 2005


INVESTMENT ADVISER                             AUDITORS

Sit Investment Associates, Inc.                KPMG LLP
80 South Eighth Street                         90 South Seventh Street
Suite 3300                                     Suite 4200
Minneapolis, MN 55402                          Minneapolis, MN 55402
612-334-5888 (Metro Area)
800-332-5580
                                               LEGAL COUNSEL

DISTRIBUTOR                                    Dorsey & Whitney LLP
                                               50 South Sixth Street, Suite 1500
SIA Securities Corp.                           Minneapolis, MN 55402
80 South Eighth Street
Suite 3300
Minneapolis, MN 55402
612-334-5888 (Metro Area)
800-332-5580


CUSTODIAN

The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60675


TRANSFER AGENT AND
 DISBURSING AGENT

PFPC, Inc.
P.O. Box 5166
Westboro, MA 01581-5166



                     [LOGO] SIT INVESTMENT ASSOCIATES
                            -------------------------
                                SIT MUTUAL FUNDS

Item 2: Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions. The registrant has not made any amendment to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant's code of ethics is available without charge upon request by calling the registrant at 612-334-5888 or 1-800-332-5580, or by mail at Sit Mutual Funds, 3300 IDS Center, 80 South Eighth Street, Minneapolis, MN 55402.

Item 3: Audit Committee Financial Expert.
The registrant's Board of Directors has determined that Mr. John E. Hulse, Mr. Sidney L. Jones, Mr. Bruce C. Lueck and Mr. Donald W. Phillips are audit committee financial experts serving on its audit committee. Mr. Hulse, Mr. Jones, Mr. Lueck and Mr. Phillips are independent for purposes of this item.

Item 4: Principal Accountant Fees and Services.
(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                                           Audit
                              Audit      Related          Tax        Other
                            Fees(a)      Fees(b)      Fees(c)      Fees(d)
                            -------      -------      -------      -------
Fiscal year ended
   March 31, 2005            15,400            0        3,720        1,786
Fiscal year ended
   March 31, 2004            15,000            0        3,600            0

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, and/or are traditionally performed by the auditor. Tax fees include amounts related to tax compliance, tax planning, and tax advice.

(e) (1) The Audit Committee is required to pre-approve audit and non-audit services performed for the registrant by the independent auditor in order to assure that the provision of such services does not impair the auditor's independence. The audit committee also is required to pre-approve certain non-audit services performed by the registrant's independent auditor for the registrant's investment adviser and certain of the adviser's affiliates if the services relate directly to the operations and financial reporting of the registrant. Services to be provided by the auditor must receive general pre-approval or specific pre-approval by the audit committee. Any proposed services exceeding pre-approved cost levels will require separate pre-approval by the audit committee.

The audit committee may delegate pre-approval authority to the audit committee chairman. The chairman shall report any pre-approval decisions to the audit committee at its next scheduled meeting. The audit committee does not delegate its responsibility to pre-approve services performed by the independent auditor to management.

(2) No services included in (b) - (d) were approved pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $114,400.00 and $108,200.00, respectively.

(h) The registrant's audit committee has determined that the provision of non-audit services rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is considered compatible with maintaining the principal accountant's independence.

Item 5: Audit Committee of Listed Registrants.
Not applicable to open-end investment companies.

Item 6: Schedule of Investments.
The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.

Item 8: Portfolio Managers of Closed-End Management Investments Companies. Not applicable to open-end investment companies.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.

Item 10. Submission of Matters to a vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11: Controls and Procedures -
(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's Chairman and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits:
(a) The following exhibits are attached to this Form N-CSR:

(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) (certification required by Section 302 of the Sarbanes-Oxley Act of 2002).

(b) Certification required by Rule 30a-2(b) under the Act (certification required by Section 906 of the Sarbanes-Oxley Act of 2002).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


SIT U.S. GOVERNMENT SECURITIES FUND, INC.
-----------------------------------------

By (Signature and Title)*                       /s/ Paul E. Rasmussen
                                                --------------------------------
                                                Paul E. Rasmussen
                                                Vice President, Treasurer

Date May 31, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                        /s/ Paul E. Rasmussen
                                                --------------------------------
                                                Paul E. Rasmussen
                                                Vice President, Treasurer

Date May 31, 2005


By (Signature and Title)                        /s/ Eugene C. Sit
                                                --------------------------------
                                                Eugene C. Sit
                                                Chairman

Date May 31, 2005

Item 2: Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions. The registrant has not made any amendment to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant's code of ethics is available without charge upon request by calling the registrant at 612-334-5888 or 1-800-332-5580, or by mail at Sit Mutual Funds, 3300 IDS Center, 80 South Eighth Street, Minneapolis, MN 55402.

Item 3: Audit Committee Financial Expert.
The registrant's Board of Directors has determined that Mr. John E. Hulse, Mr. Sidney L. Jones, Mr. Bruce C. Lueck and Mr. Donald W. Phillips are audit committee financial experts serving on its audit committee. Mr. Hulse, Mr. Jones, Mr. Lueck and Mr. Phillips are independent for purposes of this item.

Item 4: Principal Accountant Fees and Services.
(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                                             Audit
                                 Audit      Related         Tax         Other
                               Fees(a)      Fees(b)     Fees(c)       Fees(d)
                               -------      -------     -------       -------
Fiscal year ended
   March 31, 2005              52,900            0       11,160        5,357
Fiscal year ended
   March 31, 2004              51,000            0       10,800            0

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, and/or are traditionally performed by the auditor. Tax fees include amounts related to tax compliance, tax planning, and tax advice.

(e) (1) The Audit Committee is required to pre-approve audit and non-audit services performed for the registrant by the independent auditor in order to assure that the provision of such services does not impair the auditor's independence. The audit committee also is required to pre-approve certain non-audit services performed by the registrant's independent auditor for the registrant's investment adviser and certain of the adviser's affiliates if the services relate directly to the operations and financial reporting of the registrant. Services to be provided by the auditor must receive general pre-approval or specific pre-approval by the audit committee. Any proposed services exceeding pre-approved cost levels will require separate pre-approval by the audit committee.

The audit committee may delegate pre-approval authority to the audit committee chairman. The chairman shall report any pre-approval decisions to the audit committee at its next scheduled meeting. The audit committee does not delegate its responsibility to pre-approve services performed by the independent auditor to management.

(2) No services included in (b) - (d) were approved pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $114,400.00 and $108,200.00, respectively.

(h) The registrant's audit committee has determined that the provision of non-audit services rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is considered compatible with maintaining the principal accountant's independence.

Item 5: Audit Committee of Listed Registrants.
Not applicable to open-end investment companies.

Item 6: Schedule of Investments.
The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.

Item 8: Portfolio Managers of Closed-End Management Investments Companies. Not applicable to open-end investment companies.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11:   Controls and Procedures -
(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's Chairman and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

Item 12:  Exhibits:
(a) The following exhibits are attached to this Form N-CSR:

(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) (certification required by Section 302 of the Sarbanes-Oxley Act of 2002).

(b) Certification required by Rule 30a-2(b) under the Act (certification required by Section 906 of the Sarbanes-Oxley Act of 2002).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


SIT MUTUAL FUNDS II, INC.
-------------------------

By (Signature and Title)*                       /s/ Paul E. Rasmussen
                                                --------------------------------
                                                Paul E. Rasmussen
                                                Vice President, Treasurer

Date May 31, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                        /s/ Paul E. Rasmussen
                                                --------------------------------
                                                Paul E. Rasmussen
                                                Vice President, Treasurer

Date May 31, 2005


By (Signature and Title)                        /s/ Eugene C. Sit
                                                --------------------------------
                                                Eugene C. Sit
                                                Chairman

Date May 31, 2005

Item 2: Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions. The registrant has not made any amendment to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant's code of ethics is available without charge upon request by calling the registrant at 612-334-5888 or 1-800-332-5580, or by mail at Sit Mutual Funds, 3300 IDS Center, 80 South Eighth Street, Minneapolis, MN 55402.

Item 3: Audit Committee Financial Expert.
The registrant's Board of Directors has determined that Mr. John E. Hulse, Mr. Sidney L. Jones, Mr. Bruce C. Lueck and Mr. Donald W. Phillips are audit committee financial experts serving on its audit committee. Mr. Hulse, Mr. Jones, Mr. Lueck and Mr. Phillips are independent for purposes of this item.

Item 4: Principal Accountant Fees and Services.
(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                                          Audit
                             Audit      Related          Tax        Other
                           Fees(a)      Fees(b)      Fees(c)      Fees(d)
                           -------      -------      -------      -------
Fiscal year ended
   March 31, 2005           16,900            0        3,720        1,786
Fiscal year ended
   March 31, 2004           16,500            0        3,600            0

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, and/or are traditionally performed by the auditor. Tax fees include amounts related to tax compliance, tax planning, and tax advice.

(e) (1) The Audit Committee is required to pre-approve audit and non-audit services performed for the registrant by the independent auditor in order to assure that the provision of such services does not impair the auditor's independence. The audit committee also is required to pre-approve certain non-audit services performed by the registrant's independent auditor for the registrant's investment adviser and certain of the adviser's affiliates if the services relate directly to the operations and financial reporting of the registrant. Services to be provided by the auditor must receive general pre-approval or specific pre-approval by the audit committee. Any proposed services exceeding pre-approved cost levels will require separate pre-approval by the audit committee.

The audit committee may delegate pre-approval authority to the audit committee chairman. The chairman shall report any pre-approval decisions to the audit committee at its next scheduled meeting. The audit committee does not delegate its responsibility to pre-approve services performed by the independent auditor to management.

(2) No services included in (b) - (d) were approved pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $114,400.00 and $108,200.00, respectively.

(h) The registrant's audit committee has determined that the provision of non-audit services rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is considered compatible with maintaining the principal accountant's independence.

Item 5: Audit Committee of Listed Registrants.
Not applicable to open-end investment companies.

Item 6: Schedule of Investments.
The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.

Item 8: Portfolio Managers of Closed-End Management Investments Companies. Not applicable to open-end investment companies.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.

Item 10. Submission of Matters to a vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11: Controls and Procedures -
(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's Chairman and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits:
(a) The following exhibits are attached to this Form N-CSR:

(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) (certification required by Section 302 of the Sarbanes-Oxley Act of 2002).

(b) Certification required by Rule 30a-2(b) under the Act (certification required by Section 906 of the Sarbanes-Oxley Act of 2002).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


SIT MONEY MARKET FUND, INC.
---------------------------

By (Signature and Title)*                       /s/ Paul E. Rasmussen
                                                --------------------------------
                                                Paul E. Rasmussen
                                                Vice President, Treasurer

Date May 31, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                        /s/ Paul E. Rasmussen
                                                --------------------------------
                                                Paul E. Rasmussen
                                                Vice President, Treasurer

Date May 31, 2005


By (Signature and Title)                        /s/ Eugene C. Sit
                                                --------------------------------
                                                Eugene C. Sit
                                                Chairman

Date May 31, 2005

Item 2: Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions. The registrant has not made any amendment to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant's code of ethics is available without charge upon request by calling the registrant at 612-334-5888 or 1-800-332-5580, or by mail at Sit Mutual Funds, 3300 IDS Center, 80 South Eighth Street, Minneapolis, MN 55402.

Item 3: Audit Committee Financial Expert.
The registrant's Board of Directors has determined that Mr. John E. Hulse, Mr. Sidney L. Jones, Mr. Bruce C. Lueck and Mr. Donald W. Phillips are audit committee financial experts serving on its audit committee. Mr. Hulse, Mr. Jones, Mr. Lueck and Mr. Phillips are independent for purposes of this item.


Item 4: Principal Accountant Fees and Services.
(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                                           Audit
                            Audit        Related            Tax          Other
                          Fees(a)        Fees(b)        Fees(c)        Fees(d)
                          -------        -------        -------        -------
Fiscal year ended
   March 31, 2005          15,400              0          3,720          1,786
Fiscal year ended
   March 31, 2004          15,000              0          3,600              0

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, and/or are traditionally performed by the auditor. Tax fees include amounts related to tax compliance, tax planning, and tax advice.

(e) (1) The Audit Committee is required to pre-approve audit and non-audit services performed for the registrant by the independent auditor in order to assure that the provision of such services does not impair the auditor's independence. The audit committee also is required to pre-approve certain non-audit services performed by the registrant's independent auditor for the registrant's investment adviser and certain of the adviser's affiliates if the services relate directly to the operations and financial reporting of the registrant. Services to be provided by the auditor must receive general pre-approval or specific pre-approval by the audit committee. Any proposed services exceeding pre-approved cost levels will require separate pre-approval by the audit committee.

The audit committee may delegate pre-approval authority to the audit committee chairman. The chairman shall report any pre-approval decisions to the audit committee at its next scheduled meeting. The audit committee does not delegate its responsibility to pre-approve services performed by the independent auditor to management.

(2) No services included in (b) - (d) were approved pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $114,400.00 and $108,200, respectively.

(h) The registrant's audit committee has determined that the provision of non-audit services rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is considered compatible with maintaining the principal accountant's independence.

Item 5: Audit Committee of Listed Registrants.
Not applicable to open-end investment companies.

Item 6: Schedule of Investments.
The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.

Item 8: Portfolio Managers of Closed-End Management Investments Companies. Not applicable to open-end investment companies.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.

Item 10. Submission of Matters to a vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11: Controls and Procedures -
(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's Chairman and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits:
(a) The following exhibits are attached to this Form N-CSR:

(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) (certification required by Section 302 of the Sarbanes-Oxley Act of 2002).

(b) Certification required by Rule 30a-2(b) under the Act (certification required by Section 906 of the Sarbanes-Oxley Act of 2002).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


SIT MUTUAL FUNDS TRUST
----------------------

By (Signature and Title)*                       /s/ Paul E. Rasmussen
                                                --------------------------------
                                                Paul E. Rasmussen
                                                Vice President, Treasurer

Date May 31, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                        /s/ Paul E. Rasmussen
                                                --------------------------------
                                                Paul E. Rasmussen
                                                Vice President, Treasurer

Date May 31, 2005


By (Signature and Title)                        /s/ Eugene C. Sit
                                                --------------------------------
                                                Eugene C. Sit
                                                Chairman

Date May 31, 2005